Shareholder Report	12 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000002089
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class R5
Trading Symbol	AADBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$94	0.84%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 24.37% for the twelve months ended October 31, 2024, compared to the S&P 500 Index return of 38.02%, the Bloomberg U.S. Aggregate Bond Index return of 10.55% and the Balanced Composite Index return of 22.49%.

• Broad market performance rallied during the twelve-month period as central banks cut rates globally and the probability of a soft landing increased.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period. The Fund’s fixed-income holdings contributed negatively to performance during the twelve-month period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	S&P 500® Index TR	Bloomberg US Aggregate Bond Index	Balanced Composite Index	Russell 1000® Value Index
10/2014	$250,000	$250,000	$250,000	$250,000	$250,000
11/2014	$253,871	$256,724	$251,773	$253,781	$255,119
12/2014	$253,678	$256,077	$252,009	$254,810	$256,684
01/2015	$250,246	$248,389	$257,293	$250,836	$246,423
02/2015	$258,983	$262,665	$254,874	$257,175	$258,348
03/2015	$256,955	$258,511	$256,058	$255,552	$254,831
04/2015	$259,847	$260,991	$255,139	$256,619	$257,213
05/2015	$260,631	$264,347	$254,525	$258,222	$260,304
06/2015	$255,146	$259,230	$251,749	$254,002	$255,107
07/2015	$256,181	$264,661	$253,499	$255,377	$256,225
08/2015	$245,316	$248,693	$253,135	$246,104	$240,965
09/2015	$238,703	$242,539	$254,847	$242,312	$233,691
10/2015	$249,830	$262,999	$254,890	$253,298	$251,323
11/2015	$250,147	$263,781	$254,216	$253,612	$252,285
12/2015	$243,245	$259,620	$253,395	$250,012	$246,860
01/2016	$235,414	$246,737	$256,882	$243,637	$234,104
02/2016	$234,248	$246,404	$258,704	$244,291	$234,045
03/2016	$245,910	$263,120	$261,078	$255,746	$250,904
04/2016	$250,706	$264,140	$262,080	$259,362	$256,175
05/2016	$250,874	$268,883	$262,147	$261,806	$260,154
06/2016	$249,534	$269,580	$266,857	$265,046	$262,403
07/2016	$256,935	$279,519	$268,545	$270,334	$270,022
08/2016	$260,471	$279,912	$268,237	$271,461	$272,104
09/2016	$260,471	$279,964	$268,080	$271,058	$271,537
10/2016	$258,062	$274,857	$266,030	$267,711	$267,335
11/2016	$270,238	$285,037	$259,737	$274,353	$282,603
12/2016	$273,750	$290,671	$260,103	$278,621	$289,666
01/2017	$275,280	$296,184	$260,614	$280,031	$291,730
02/2017	$281,227	$307,944	$262,365	$286,821	$302,213
03/2017	$280,887	$308,303	$262,228	$285,008	$299,134
04/2017	$282,032	$311,470	$264,251	$285,567	$298,573
05/2017	$282,716	$315,853	$266,285	$286,278	$298,280
06/2017	$287,169	$317,824	$266,017	$288,971	$303,156
07/2017	$289,243	$324,360	$267,162	$291,773	$307,185
08/2017	$287,522	$325,353	$269,559	$290,780	$303,607
09/2017	$296,126	$332,064	$268,275	$295,394	$312,599
10/2017	$298,883	$339,813	$268,430	$296,749	$314,869
11/2017	$302,684	$350,235	$268,086	$302,049	$324,511
12/2017	$307,949	$354,129	$269,316	$305,249	$329,248
01/2018	$318,403	$374,404	$266,214	$310,923	$341,977
02/2018	$305,381	$360,605	$263,691	$300,836	$325,647
03/2018	$301,713	$351,441	$265,382	$298,433	$319,919
04/2018	$304,226	$352,789	$263,408	$298,136	$320,975
05/2018	$306,437	$361,285	$265,288	$300,049	$322,880
06/2018	$307,358	$363,509	$264,962	$300,347	$323,680
07/2018	$316,675	$377,036	$265,025	$307,508	$336,491
08/2018	$318,342	$389,322	$266,730	$311,027	$341,464
09/2018	$318,342	$391,538	$265,012	$310,596	$342,142
10/2018	$301,406	$364,776	$262,918	$299,964	$324,425
11/2018	$303,267	$372,210	$264,488	$306,054	$334,111
12/2018	$283,226	$338,603	$269,347	$290,670	$302,028
01/2019	$304,533	$365,737	$272,207	$305,479	$325,536
02/2019	$310,362	$377,480	$272,049	$311,264	$335,937
03/2019	$312,171	$384,815	$277,273	$314,842	$338,073
04/2019	$321,575	$400,396	$277,344	$321,575	$350,065
05/2019	$307,831	$374,952	$282,267	$311,453	$327,557
06/2019	$324,405	$401,377	$285,812	$326,432	$351,070
07/2019	$326,188	$407,146	$286,441	$328,343	$353,980
08/2019	$322,936	$400,696	$293,863	$325,953	$343,572
09/2019	$329,440	$408,193	$292,298	$332,236	$355,829
10/2019	$334,221	$417,035	$293,178	$335,423	$360,803
11/2019	$340,963	$432,173	$293,029	$341,576	$371,958
12/2019	$347,106	$445,216	$292,825	$347,119	$382,190
01/2020	$340,085	$445,042	$298,460	$345,310	$373,968
02/2020	$321,435	$408,406	$303,832	$327,731	$337,751
03/2020	$279,089	$357,963	$302,044	$293,355	$280,031
04/2020	$300,616	$403,852	$307,413	$315,229	$311,512
05/2020	$309,665	$423,086	$308,844	$322,297	$322,187
06/2020	$312,755	$431,500	$310,790	$321,826	$320,049
07/2020	$320,410	$455,830	$315,432	$331,382	$332,702
08/2020	$327,275	$488,596	$312,886	$338,534	$346,459
09/2020	$319,967	$470,031	$312,714	$333,471	$337,949
10/2020	$320,381	$457,531	$311,318	$330,245	$333,507
11/2020	$357,219	$507,614	$314,373	$358,195	$378,368
12/2020	$369,224	$527,131	$314,806	$366,632	$392,875
01/2021	$366,979	$521,809	$312,549	$363,566	$389,277
02/2021	$386,937	$536,198	$308,035	$374,649	$412,802
03/2021	$400,658	$559,681	$304,189	$386,005	$437,093
04/2021	$412,834	$589,551	$306,592	$396,487	$454,573
05/2021	$420,846	$593,668	$307,594	$402,559	$465,185
06/2021	$418,092	$607,527	$309,755	$400,924	$459,857
07/2021	$417,097	$621,959	$313,218	$404,640	$463,533
08/2021	$421,115	$640,870	$312,622	$409,146	$472,725
09/2021	$413,079	$611,063	$309,915	$399,185	$456,271
10/2021	$428,673	$653,876	$309,830	$411,302	$479,439
11/2021	$416,266	$649,345	$310,747	$403,092	$462,544
12/2021	$430,792	$678,446	$309,951	$417,938	$491,724
01/2022	$428,607	$643,338	$303,274	$408,495	$480,270
02/2022	$424,236	$624,076	$299,890	$403,828	$474,696
03/2022	$423,690	$647,248	$291,559	$406,180	$488,097
04/2022	$399,821	$590,806	$280,495	$386,268	$460,566
05/2022	$412,700	$591,890	$282,303	$391,770	$469,519
06/2022	$383,652	$543,033	$277,875	$368,774	$428,496
07/2022	$404,279	$593,104	$284,664	$387,051	$456,911
08/2022	$394,096	$568,916	$276,621	$375,756	$443,297
09/2022	$362,447	$516,519	$264,669	$349,493	$404,426
10/2022	$389,254	$558,337	$261,241	$369,182	$445,892
11/2022	$409,174	$589,540	$270,848	$388,456	$473,756
12/2022	$398,463	$555,574	$269,626	$378,359	$454,658
01/2023	$420,835	$590,482	$277,921	$394,779	$478,219
02/2023	$407,533	$576,075	$270,735	$382,345	$461,357
03/2023	$404,510	$597,225	$277,613	$385,173	$459,233
04/2023	$409,112	$606,547	$279,295	$389,589	$466,152
05/2023	$398,786	$609,184	$276,254	$378,877	$448,173
06/2023	$416,705	$649,436	$275,269	$393,437	$477,944
07/2023	$431,063	$670,299	$275,077	$401,628	$494,751
08/2023	$423,430	$659,627	$273,320	$394,097	$481,395
09/2023	$410,303	$628,177	$266,374	$380,966	$462,818
10/2023	$400,141	$614,969	$262,171	$370,496	$446,489
11/2023	$425,303	$671,131	$274,043	$393,980	$480,176
12/2023	$447,630	$701,621	$284,534	$413,107	$506,774
01/2024	$449,178	$713,411	$283,752	$412,910	$507,299
02/2024	$455,370	$751,504	$279,743	$419,715	$526,013
03/2024	$474,253	$775,683	$282,326	$433,856	$552,311
04/2024	$457,167	$744,001	$275,195	$418,353	$528,719
05/2024	$470,540	$780,892	$279,861	$429,147	$545,479
06/2024	$470,540	$808,912	$282,510	$428,350	$540,348
07/2024	$486,820	$818,758	$289,109	$445,491	$567,972
08/2024	$495,575	$838,619	$293,263	$455,222	$583,208
09/2024	$501,828	$856,529	$297,190	$461,451	$591,302
10/2024	$497,640	$848,762	$289,820	$453,826	$584,795

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	24.37%	8.29%	7.13%
S&P 500® Index TR	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Balanced Composite Index	22.49%	6.23%	6.14%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR and Bloomberg US Aggregate Bond Index are replacing the Balanced Composite Index and the Russell 1000® Value Index as the broad-based securities market indices to comply with a new regulatory requirement. The Balanced Composite Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 114,132,015
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 585,364
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$114,132,015
# of Portfolio Holdings	398
Portfolio Turnover Rate	38%
Total Management Fees Paid	$585,364

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	55.4
Corporate Obligations	11.6
U.S. Agency Mortgage-Backed Obligations	10.1
U.S. Treasury Obligations	9.8
Foreign Common Stocks	4.4
Foreign Corporate Obligations	3.6
Investment Companies	2.1
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

 Top Ten Holdings - % Net Assets

Fidelity National Information Services, Inc.	1.6
Comcast Corp., Class A	1.4
Wells Fargo & Co.	1.3
Entergy Corp.	1.2
Bank of America Corp.	1.2
Citigroup, Inc.	1.2
F5, Inc.	1.2
Carnival Corp.	1.2
Elevance Health, Inc.	1.1
Air Products & Chemicals, Inc.	1.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.1
Consumer Staples	4.9
Materials	5.0
Communication Services	6.0
Utilities	6.1
Consumer Discretionary	9.8
Industrials	10.2
Information Technology	10.7
Energy	11.8
Health Care	13.1
Financials	20.3

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	1.9
U.S. Government Agency Obligations	2.1
Pharmaceuticals	2.6
Asset-Backed Obligations	2.6
Insurance	3.0
Computers	3.3
Banks	5.4
Electric	5.8
U.S. Treasury Obligations	26.0
U.S. Agency Mortgage-Backed Obligations	26.8

Material Fund Change [Text Block]
C000002090
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Trading Symbol	AABPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$131	1.17%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 24.01% for the twelve months ended October 31, 2024, compared to the S&P 500 Index return of 38.02%, the Bloomberg U.S. Aggregate Bond Index return of 10.55% and the Balanced Composite Index return of 22.49%.

• Broad market performance rallied during the twelve-month period as central banks cut rates globally and the probability of a soft landing increased.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period. The Fund’s fixed-income holdings contributed negatively to performance during the twelve-month period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	S&P 500® Index TR	Bloomberg US Aggregate Bond Index	Balanced Composite Index	Russell 1000® Value Index
10/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/2014	$10,157	$10,269	$10,071	$10,151	$10,205
12/2014	$10,142	$10,243	$10,080	$10,192	$10,267
01/2015	$10,004	$9,936	$10,292	$10,033	$9,857
02/2015	$10,348	$10,507	$10,195	$10,287	$10,334
03/2015	$10,266	$10,340	$10,242	$10,222	$10,193
04/2015	$10,378	$10,440	$10,206	$10,265	$10,289
05/2015	$10,405	$10,574	$10,181	$10,329	$10,412
06/2015	$10,178	$10,369	$10,070	$10,160	$10,204
07/2015	$10,223	$10,586	$10,140	$10,215	$10,249
08/2015	$9,786	$9,948	$10,125	$9,844	$9,639
09/2015	$9,522	$9,702	$10,194	$9,692	$9,348
10/2015	$9,965	$10,520	$10,196	$10,132	$10,053
11/2015	$9,972	$10,551	$10,169	$10,144	$10,091
12/2015	$9,694	$10,385	$10,136	$10,000	$9,874
01/2016	$9,377	$9,869	$10,275	$9,745	$9,364
02/2016	$9,326	$9,856	$10,348	$9,772	$9,362
03/2016	$9,790	$10,525	$10,443	$10,230	$10,036
04/2016	$9,980	$10,566	$10,483	$10,374	$10,247
05/2016	$9,980	$10,755	$10,486	$10,472	$10,406
06/2016	$9,929	$10,783	$10,674	$10,602	$10,496
07/2016	$10,215	$11,181	$10,742	$10,813	$10,801
08/2016	$10,349	$11,196	$10,729	$10,858	$10,884
09/2016	$10,341	$11,199	$10,723	$10,842	$10,861
10/2016	$10,248	$10,994	$10,641	$10,708	$10,693
11/2016	$10,727	$11,401	$10,389	$10,974	$11,304
12/2016	$10,859	$11,627	$10,404	$11,145	$11,587
01/2017	$10,926	$11,847	$10,425	$11,201	$11,669
02/2017	$11,152	$12,318	$10,495	$11,473	$12,089
03/2017	$11,137	$12,332	$10,489	$11,400	$11,965
04/2017	$11,179	$12,459	$10,570	$11,423	$11,943
05/2017	$11,202	$12,634	$10,651	$11,451	$11,931
06/2017	$11,376	$12,713	$10,641	$11,559	$12,126
07/2017	$11,459	$12,974	$10,686	$11,671	$12,287
08/2017	$11,383	$13,014	$10,782	$11,631	$12,144
09/2017	$11,725	$13,283	$10,731	$11,816	$12,504
10/2017	$11,839	$13,593	$10,737	$11,870	$12,595
11/2017	$11,984	$14,009	$10,723	$12,082	$12,980
12/2017	$12,185	$14,165	$10,773	$12,210	$13,170
01/2018	$12,601	$14,976	$10,649	$12,437	$13,679
02/2018	$12,079	$14,424	$10,548	$12,033	$13,026
03/2018	$11,932	$14,058	$10,615	$11,937	$12,797
04/2018	$12,027	$14,112	$10,536	$11,925	$12,839
05/2018	$12,117	$14,451	$10,612	$12,002	$12,915
06/2018	$12,142	$14,540	$10,598	$12,014	$12,947
07/2018	$12,511	$15,081	$10,601	$12,300	$13,460
08/2018	$12,585	$15,573	$10,669	$12,441	$13,659
09/2018	$12,585	$15,662	$10,600	$12,424	$13,686
10/2018	$11,913	$14,591	$10,517	$11,999	$12,977
11/2018	$11,987	$14,888	$10,580	$12,242	$13,364
12/2018	$11,187	$13,544	$10,774	$11,627	$12,081
01/2019	$12,026	$14,629	$10,888	$12,219	$13,021
02/2019	$12,252	$15,099	$10,882	$12,451	$13,437
03/2019	$12,324	$15,393	$11,091	$12,594	$13,523
04/2019	$12,691	$16,016	$11,094	$12,863	$14,003
05/2019	$12,147	$14,998	$11,291	$12,458	$13,102
06/2019	$12,800	$16,055	$11,432	$13,057	$14,043
07/2019	$12,860	$16,286	$11,458	$13,134	$14,159
08/2019	$12,723	$16,028	$11,755	$13,038	$13,743
09/2019	$12,988	$16,328	$11,692	$13,289	$14,233
10/2019	$13,164	$16,681	$11,727	$13,417	$14,432
11/2019	$13,430	$17,287	$11,721	$13,663	$14,878
12/2019	$13,659	$17,809	$11,713	$13,885	$15,288
01/2020	$13,380	$17,802	$11,938	$13,812	$14,959
02/2020	$12,654	$16,336	$12,153	$13,109	$13,510
03/2020	$10,983	$14,319	$12,082	$11,734	$11,201
04/2020	$11,827	$16,154	$12,297	$12,609	$12,460
05/2020	$12,168	$16,923	$12,354	$12,892	$12,887
06/2020	$12,298	$17,260	$12,432	$12,873	$12,802
07/2020	$12,595	$18,233	$12,617	$13,255	$13,308
08/2020	$12,866	$19,544	$12,515	$13,541	$13,858
09/2020	$12,565	$18,801	$12,509	$13,339	$13,518
10/2020	$12,583	$18,301	$12,453	$13,210	$13,340
11/2020	$14,021	$20,305	$12,575	$14,328	$15,135
12/2020	$14,494	$21,085	$12,592	$14,665	$15,715
01/2021	$14,391	$20,872	$12,502	$14,543	$15,571
02/2021	$15,174	$21,448	$12,321	$14,986	$16,512
03/2021	$15,715	$22,387	$12,168	$15,440	$17,484
04/2021	$16,185	$23,582	$12,264	$15,859	$18,183
05/2021	$16,497	$23,747	$12,304	$16,102	$18,607
06/2021	$16,393	$24,301	$12,390	$16,037	$18,394
07/2021	$16,347	$24,878	$12,529	$16,186	$18,541
08/2021	$16,498	$25,635	$12,505	$16,366	$18,909
09/2021	$16,173	$24,443	$12,397	$15,967	$18,251
10/2021	$16,776	$26,155	$12,393	$16,452	$19,178
11/2021	$16,297	$25,974	$12,430	$16,124	$18,502
12/2021	$16,862	$27,138	$12,398	$16,718	$19,669
01/2022	$16,772	$25,734	$12,131	$16,340	$19,211
02/2022	$16,593	$24,963	$11,996	$16,153	$18,988
03/2022	$16,568	$25,890	$11,662	$16,247	$19,524
04/2022	$15,630	$23,632	$11,220	$15,451	$18,423
05/2022	$16,130	$23,676	$11,292	$15,671	$18,781
06/2022	$14,989	$21,721	$11,115	$14,751	$17,140
07/2022	$15,786	$23,724	$11,387	$15,482	$18,276
08/2022	$15,400	$22,757	$11,065	$15,030	$17,732
09/2022	$14,151	$20,661	$10,587	$13,980	$16,177
10/2022	$15,199	$22,333	$10,450	$14,767	$17,836
11/2022	$15,976	$23,582	$10,834	$15,538	$18,950
12/2022	$15,540	$22,223	$10,785	$15,134	$18,186
01/2023	$16,419	$23,619	$11,117	$15,791	$19,129
02/2023	$15,886	$23,043	$10,829	$15,294	$18,454
03/2023	$15,771	$23,889	$11,105	$15,407	$18,369
04/2023	$15,950	$24,262	$11,172	$15,584	$18,646
05/2023	$15,544	$24,367	$11,050	$15,155	$17,927
06/2023	$16,239	$25,977	$11,011	$15,737	$19,118
07/2023	$16,783	$26,812	$11,003	$16,065	$19,790
08/2023	$16,492	$26,385	$10,933	$15,764	$19,256
09/2023	$15,968	$25,127	$10,655	$15,239	$18,513
10/2023	$15,574	$24,599	$10,487	$14,820	$17,860
11/2023	$16,555	$26,845	$10,962	$15,759	$19,207
12/2023	$17,415	$28,065	$11,381	$16,524	$20,271
01/2024	$17,474	$28,536	$11,350	$16,516	$20,292
02/2024	$17,711	$30,060	$11,190	$16,789	$21,041
03/2024	$18,435	$31,027	$11,293	$17,354	$22,092
04/2024	$17,770	$29,760	$11,008	$16,734	$21,149
05/2024	$18,290	$31,236	$11,194	$17,166	$21,819
06/2024	$18,290	$32,356	$11,300	$17,134	$21,614
07/2024	$18,922	$32,750	$11,564	$17,820	$22,719
08/2024	$19,251	$33,545	$11,731	$18,209	$23,328
09/2024	$19,475	$34,261	$11,888	$18,458	$23,652
10/2024	$19,314	$33,950	$11,593	$18,153	$23,392

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	24.01%	7.97%	6.80%
S&P 500® Index TR	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Balanced Composite Index	22.49%	6.23%	6.14%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR and Bloomberg US Aggregate Bond Index are replacing the Balanced Composite Index and the Russell 1000® Value Index as the broad-based securities market indices to comply with a new regulatory requirement. The Balanced Composite Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 114,132,015
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 585,364
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$114,132,015
# of Portfolio Holdings	398
Portfolio Turnover Rate	38%
Total Management Fees Paid	$585,364

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	55.4
Corporate Obligations	11.6
U.S. Agency Mortgage-Backed Obligations	10.1
U.S. Treasury Obligations	9.8
Foreign Common Stocks	4.4
Foreign Corporate Obligations	3.6
Investment Companies	2.1
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

 Top Ten Holdings - % Net Assets

Fidelity National Information Services, Inc.	1.6
Comcast Corp., Class A	1.4
Wells Fargo & Co.	1.3
Entergy Corp.	1.2
Bank of America Corp.	1.2
Citigroup, Inc.	1.2
F5, Inc.	1.2
Carnival Corp.	1.2
Elevance Health, Inc.	1.1
Air Products & Chemicals, Inc.	1.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.1
Consumer Staples	4.9
Materials	5.0
Communication Services	6.0
Utilities	6.1
Consumer Discretionary	9.8
Industrials	10.2
Information Technology	10.7
Energy	11.8
Health Care	13.1
Financials	20.3

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	1.9
U.S. Government Agency Obligations	2.1
Pharmaceuticals	2.6
Asset-Backed Obligations	2.6
Insurance	3.0
Computers	3.3
Banks	5.4
Electric	5.8
U.S. Treasury Obligations	26.0
U.S. Agency Mortgage-Backed Obligations	26.8

Material Fund Change [Text Block]
C000004802
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class Advisor
Trading Symbol	ABLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$151	1.35%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Advisor Class of the Fund returned 23.74% for the twelve months ended October 31, 2024, compared to the S&P 500 Index return of 38.02%, the Bloomberg U.S. Aggregate Bond Index return of 10.55% and the Balanced Composite Index return of 22.49%.

• Broad market performance rallied during the twelve-month period as central banks cut rates globally and the probability of a soft landing increased.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period. The Fund’s fixed-income holdings contributed negatively to performance during the twelve-month period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Advisor	S&P 500® Index TR	Bloomberg US Aggregate Bond Index	Balanced Composite Index	Russell 1000® Value Index
10/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/2014	$10,150	$10,269	$10,071	$10,151	$10,205
12/2014	$10,142	$10,243	$10,080	$10,192	$10,267
01/2015	$9,998	$9,936	$10,292	$10,033	$9,857
02/2015	$10,345	$10,507	$10,195	$10,287	$10,334
03/2015	$10,260	$10,340	$10,242	$10,222	$10,193
04/2015	$10,369	$10,440	$10,206	$10,265	$10,289
05/2015	$10,395	$10,574	$10,181	$10,329	$10,412
06/2015	$10,172	$10,369	$10,070	$10,160	$10,204
07/2015	$10,209	$10,586	$10,140	$10,215	$10,249
08/2015	$9,774	$9,948	$10,125	$9,844	$9,639
09/2015	$9,510	$9,702	$10,194	$9,692	$9,348
10/2015	$9,942	$10,520	$10,196	$10,132	$10,053
11/2015	$9,955	$10,551	$10,169	$10,144	$10,091
12/2015	$9,674	$10,385	$10,136	$10,000	$9,874
01/2016	$9,360	$9,869	$10,275	$9,745	$9,364
02/2016	$9,304	$9,856	$10,348	$9,772	$9,362
03/2016	$9,764	$10,525	$10,443	$10,230	$10,036
04/2016	$9,954	$10,566	$10,483	$10,374	$10,247
05/2016	$9,954	$10,755	$10,486	$10,472	$10,406
06/2016	$9,898	$10,783	$10,674	$10,602	$10,496
07/2016	$10,184	$11,181	$10,742	$10,813	$10,801
08/2016	$10,318	$11,196	$10,729	$10,858	$10,884
09/2016	$10,311	$11,199	$10,723	$10,842	$10,861
10/2016	$10,211	$10,994	$10,641	$10,708	$10,693
11/2016	$10,692	$11,401	$10,389	$10,974	$11,304
12/2016	$10,825	$11,627	$10,404	$11,145	$11,587
01/2017	$10,882	$11,847	$10,425	$11,201	$11,669
02/2017	$11,109	$12,318	$10,495	$11,473	$12,089
03/2017	$11,094	$12,332	$10,489	$11,400	$11,965
04/2017	$11,129	$12,459	$10,570	$11,423	$11,943
05/2017	$11,150	$12,634	$10,651	$11,451	$11,931
06/2017	$11,322	$12,713	$10,641	$11,559	$12,126
07/2017	$11,402	$12,974	$10,686	$11,671	$12,287
08/2017	$11,330	$13,014	$10,782	$11,631	$12,144
09/2017	$11,667	$13,283	$10,731	$11,816	$12,504
10/2017	$11,775	$13,593	$10,737	$11,870	$12,595
11/2017	$11,919	$14,009	$10,723	$12,082	$12,980
12/2017	$12,116	$14,165	$10,773	$12,210	$13,170
01/2018	$12,529	$14,976	$10,649	$12,437	$13,679
02/2018	$12,009	$14,424	$10,548	$12,033	$13,026
03/2018	$11,856	$14,058	$10,615	$11,937	$12,797
04/2018	$11,956	$14,112	$10,536	$11,925	$12,839
05/2018	$12,041	$14,451	$10,612	$12,002	$12,915
06/2018	$12,071	$14,540	$10,598	$12,014	$12,947
07/2018	$12,429	$15,081	$10,601	$12,300	$13,460
08/2018	$12,506	$15,573	$10,669	$12,441	$13,659
09/2018	$12,498	$15,662	$10,600	$12,424	$13,686
10/2018	$11,833	$14,591	$10,517	$11,999	$12,977
11/2018	$11,902	$14,888	$10,580	$12,242	$13,364
12/2018	$11,108	$13,544	$10,774	$11,627	$12,081
01/2019	$11,939	$14,629	$10,888	$12,219	$13,021
02/2019	$12,166	$15,099	$10,882	$12,451	$13,437
03/2019	$12,233	$15,393	$11,091	$12,594	$13,523
04/2019	$12,594	$16,016	$11,094	$12,863	$14,003
05/2019	$12,046	$14,998	$11,291	$12,458	$13,102
06/2019	$12,695	$16,055	$11,432	$13,057	$14,043
07/2019	$12,763	$16,286	$11,458	$13,134	$14,159
08/2019	$12,619	$16,028	$11,755	$13,038	$13,743
09/2019	$12,873	$16,328	$11,692	$13,289	$14,233
10/2019	$13,056	$16,681	$11,727	$13,417	$14,432
11/2019	$13,311	$17,287	$11,721	$13,663	$14,878
12/2019	$13,541	$17,809	$11,713	$13,885	$15,288
01/2020	$13,256	$17,802	$11,938	$13,812	$14,959
02/2020	$12,531	$16,336	$12,153	$13,109	$13,510
03/2020	$10,877	$14,319	$12,082	$11,734	$11,201
04/2020	$11,715	$16,154	$12,297	$12,609	$12,460
05/2020	$12,047	$16,923	$12,354	$12,892	$12,887
06/2020	$12,177	$17,260	$12,432	$12,873	$12,802
07/2020	$12,464	$18,233	$12,617	$13,255	$13,308
08/2020	$12,732	$19,544	$12,515	$13,541	$13,858
09/2020	$12,436	$18,801	$12,509	$13,339	$13,518
10/2020	$12,448	$18,301	$12,453	$13,210	$13,340
11/2020	$13,875	$20,305	$12,575	$14,328	$15,135
12/2020	$14,332	$21,085	$12,592	$14,665	$15,715
01/2021	$14,237	$20,872	$12,502	$14,543	$15,571
02/2021	$15,014	$21,448	$12,321	$14,986	$16,512
03/2021	$15,539	$22,387	$12,168	$15,440	$17,484
04/2021	$16,002	$23,582	$12,264	$15,859	$18,183
05/2021	$16,307	$23,747	$12,304	$16,102	$18,607
06/2021	$16,202	$24,301	$12,390	$16,037	$18,394
07/2021	$16,152	$24,878	$12,529	$16,186	$18,541
08/2021	$16,300	$25,635	$12,505	$16,366	$18,909
09/2021	$15,983	$24,443	$12,397	$15,967	$18,251
10/2021	$16,577	$26,155	$12,393	$16,452	$19,178
11/2021	$16,098	$25,974	$12,430	$16,124	$18,502
12/2021	$16,655	$27,138	$12,398	$16,718	$19,669
01/2022	$16,563	$25,734	$12,131	$16,340	$19,211
02/2022	$16,378	$24,963	$11,996	$16,153	$18,988
03/2022	$16,355	$25,890	$11,662	$16,247	$19,524
04/2022	$15,432	$23,632	$11,220	$15,451	$18,423
05/2022	$15,917	$23,676	$11,292	$15,671	$18,781
06/2022	$14,796	$21,721	$11,115	$14,751	$17,140
07/2022	$15,578	$23,724	$11,387	$15,482	$18,276
08/2022	$15,183	$22,757	$11,065	$15,030	$17,732
09/2022	$13,965	$20,661	$10,587	$13,980	$16,177
10/2022	$14,982	$22,333	$10,450	$14,767	$17,836
11/2022	$15,751	$23,582	$10,834	$15,538	$18,950
12/2022	$15,328	$22,223	$10,785	$15,134	$18,186
01/2023	$16,187	$23,619	$11,117	$15,791	$19,129
02/2023	$15,661	$23,043	$10,829	$15,294	$18,454
03/2023	$15,546	$23,889	$11,105	$15,407	$18,369
04/2023	$15,710	$24,262	$11,172	$15,584	$18,646
05/2023	$15,311	$24,367	$11,050	$15,155	$17,927
06/2023	$15,993	$25,977	$11,011	$15,737	$19,118
07/2023	$16,532	$26,812	$11,003	$16,065	$19,790
08/2023	$16,248	$26,385	$10,933	$15,764	$19,256
09/2023	$15,730	$25,127	$10,655	$15,239	$18,513
10/2023	$15,334	$24,599	$10,487	$14,820	$17,860
11/2023	$16,295	$26,845	$10,962	$15,759	$19,207
12/2023	$17,151	$28,065	$11,381	$16,524	$20,271
01/2024	$17,204	$28,536	$11,350	$16,516	$20,292
02/2024	$17,426	$30,060	$11,190	$16,789	$21,041
03/2024	$18,134	$31,027	$11,293	$17,354	$22,092
04/2024	$17,483	$29,760	$11,008	$16,734	$21,149
05/2024	$17,983	$31,236	$11,194	$17,166	$21,819
06/2024	$17,983	$32,356	$11,300	$17,134	$21,614
07/2024	$18,596	$32,750	$11,564	$17,820	$22,719
08/2024	$18,914	$33,545	$11,731	$18,209	$23,328
09/2024	$19,138	$34,261	$11,888	$18,458	$23,652
10/2024	$18,974	$33,950	$11,593	$18,153	$23,392

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Advisor ClassFootnote Reference1	23.74%	7.76%	6.61%
S&P 500® Index TR	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Balanced Composite Index	22.49%	6.23%	6.14%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR and Bloomberg US Aggregate Bond Index are replacing the Balanced Composite Index and the Russell 1000® Value Index as the broad-based securities market indices to comply with a new regulatory requirement. The Balanced Composite Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 114,132,015
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 585,364
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$114,132,015
# of Portfolio Holdings	398
Portfolio Turnover Rate	38%
Total Management Fees Paid	$585,364

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	55.4
Corporate Obligations	11.6
U.S. Agency Mortgage-Backed Obligations	10.1
U.S. Treasury Obligations	9.8
Foreign Common Stocks	4.4
Foreign Corporate Obligations	3.6
Investment Companies	2.1
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

 Top Ten Holdings - % Net Assets

Fidelity National Information Services, Inc.	1.6
Comcast Corp., Class A	1.4
Wells Fargo & Co.	1.3
Entergy Corp.	1.2
Bank of America Corp.	1.2
Citigroup, Inc.	1.2
F5, Inc.	1.2
Carnival Corp.	1.2
Elevance Health, Inc.	1.1
Air Products & Chemicals, Inc.	1.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.1
Consumer Staples	4.9
Materials	5.0
Communication Services	6.0
Utilities	6.1
Consumer Discretionary	9.8
Industrials	10.2
Information Technology	10.7
Energy	11.8
Health Care	13.1
Financials	20.3

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	1.9
U.S. Government Agency Obligations	2.1
Pharmaceuticals	2.6
Asset-Backed Obligations	2.6
Insurance	3.0
Computers	3.3
Banks	5.4
Electric	5.8
U.S. Treasury Obligations	26.0
U.S. Agency Mortgage-Backed Obligations	26.8

Material Fund Change [Text Block]
C000085576
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class Y
Trading Symbol	ACBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$104	0.93%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 24.33% for the twelve months ended October 31, 2024, compared to the S&P 500 Index return of 38.02%, the Bloomberg U.S. Aggregate Bond Index return of 10.55% and the Balanced Composite Index return of 22.49%.

• Broad market performance rallied during the twelve-month period as central banks cut rates globally and the probability of a soft landing increased.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period. The Fund’s fixed-income holdings contributed negatively to performance during the twelve-month period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
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	Y	S&P 500® Index TR	Bloomberg US Aggregate Bond Index	Balanced Composite Index	Russell 1000® Value Index
10/2014	$100,000	$100,000	$100,000	$100,000	$100,000
11/2014	$101,604	$102,689	$100,709	$101,512	$102,048
12/2014	$101,468	$102,431	$100,804	$101,924	$102,674
01/2015	$100,161	$99,356	$102,917	$100,334	$98,569
02/2015	$103,584	$105,066	$101,950	$102,870	$103,339
03/2015	$102,775	$103,404	$102,423	$102,221	$101,932
04/2015	$103,971	$104,396	$102,056	$102,648	$102,885
05/2015	$104,221	$105,739	$101,810	$103,289	$104,122
06/2015	$102,033	$103,692	$100,700	$101,601	$102,043
07/2015	$102,423	$105,864	$101,400	$102,151	$102,490
08/2015	$98,090	$99,477	$101,254	$98,442	$96,386
09/2015	$95,452	$97,016	$101,939	$96,925	$93,476
10/2015	$99,924	$105,199	$101,956	$101,319	$100,529
11/2015	$99,987	$105,512	$101,687	$101,445	$100,914
12/2015	$97,267	$103,848	$101,358	$100,005	$98,744
01/2016	$94,080	$98,695	$102,753	$97,455	$93,642
02/2016	$93,615	$98,562	$103,482	$97,717	$93,618
03/2016	$98,263	$105,248	$104,431	$102,299	$100,362
04/2016	$100,201	$105,656	$104,832	$103,745	$102,470
05/2016	$100,267	$107,553	$104,859	$104,722	$104,061
06/2016	$99,667	$107,832	$106,743	$106,018	$104,961
07/2016	$102,619	$111,808	$107,418	$108,134	$108,009
08/2016	$103,959	$111,965	$107,295	$108,584	$108,842
09/2016	$103,959	$111,986	$107,232	$108,423	$108,615
10/2016	$102,978	$109,943	$106,412	$107,085	$106,934
11/2016	$107,824	$114,015	$103,895	$109,741	$113,041
12/2016	$109,474	$116,268	$104,041	$111,449	$115,867
01/2017	$110,082	$118,473	$104,246	$112,012	$116,692
02/2017	$112,449	$123,178	$104,946	$114,729	$120,885
03/2017	$112,314	$123,321	$104,891	$114,003	$119,654
04/2017	$112,747	$124,588	$105,701	$114,227	$119,429
05/2017	$112,951	$126,341	$106,514	$114,511	$119,312
06/2017	$114,722	$127,130	$106,407	$115,588	$121,263
07/2017	$115,622	$129,744	$106,865	$116,709	$122,874
08/2017	$114,869	$130,141	$107,823	$116,312	$121,443
09/2017	$118,360	$132,826	$107,310	$118,158	$125,040
10/2017	$119,506	$135,925	$107,372	$118,700	$125,948
11/2017	$121,018	$140,094	$107,234	$120,820	$129,804
12/2017	$123,084	$141,652	$107,726	$122,100	$131,699
01/2018	$127,240	$149,762	$106,486	$124,369	$136,791
02/2018	$121,990	$144,242	$105,476	$120,335	$130,259
03/2018	$120,532	$140,576	$106,153	$119,373	$127,968
04/2018	$121,582	$141,116	$105,363	$119,254	$128,390
05/2018	$122,461	$144,514	$106,115	$120,020	$129,152
06/2018	$122,827	$145,403	$105,985	$120,139	$129,472
07/2018	$126,508	$150,814	$106,010	$123,003	$134,596
08/2018	$127,318	$155,729	$106,692	$124,411	$136,586
09/2018	$127,318	$156,615	$106,005	$124,238	$136,857
10/2018	$120,563	$145,910	$105,167	$119,986	$129,770
11/2018	$121,303	$148,884	$105,795	$122,422	$133,644
12/2018	$113,266	$135,441	$107,739	$116,268	$120,811
01/2019	$121,727	$146,295	$108,883	$122,191	$130,214
02/2019	$124,121	$150,992	$108,820	$124,506	$134,375
03/2019	$124,840	$153,926	$110,909	$125,937	$135,229
04/2019	$128,629	$160,158	$110,938	$128,630	$140,026
05/2019	$123,092	$149,981	$112,907	$124,581	$131,023
06/2019	$129,752	$160,551	$114,325	$130,573	$140,428
07/2019	$130,435	$162,858	$114,576	$131,337	$141,592
08/2019	$129,064	$160,278	$117,545	$130,381	$137,429
09/2019	$131,726	$163,277	$116,919	$132,894	$142,332
10/2019	$133,520	$166,814	$117,271	$134,169	$144,321
11/2019	$136,276	$172,869	$117,212	$136,630	$148,783
12/2019	$138,627	$178,087	$117,130	$138,848	$152,876
01/2020	$135,842	$178,017	$119,384	$138,124	$149,587
02/2020	$128,445	$163,363	$121,533	$131,092	$135,100
03/2020	$111,476	$143,185	$120,818	$117,342	$112,012
04/2020	$120,159	$161,541	$122,965	$126,092	$124,605
05/2020	$123,659	$169,235	$123,538	$128,919	$128,875
06/2020	$124,972	$172,600	$124,316	$128,730	$128,020
07/2020	$127,983	$182,332	$126,173	$132,553	$133,081
08/2020	$130,704	$195,438	$125,154	$135,414	$138,583
09/2020	$127,720	$188,012	$125,086	$133,388	$135,179
10/2020	$127,948	$183,012	$124,527	$132,098	$133,403
11/2020	$142,636	$203,046	$125,749	$143,278	$151,347
12/2020	$147,370	$210,852	$125,922	$146,653	$157,150
01/2021	$146,481	$208,724	$125,020	$145,427	$155,711
02/2021	$154,482	$214,479	$123,214	$149,860	$165,121
03/2021	$159,915	$223,872	$121,676	$154,402	$174,837
04/2021	$164,799	$235,820	$122,637	$158,595	$181,829
05/2021	$167,970	$237,467	$123,038	$161,024	$186,074
06/2021	$166,880	$243,011	$123,902	$160,370	$183,943
07/2021	$166,460	$248,784	$125,287	$161,856	$185,413
08/2021	$168,050	$256,348	$125,049	$163,659	$189,090
09/2021	$164,771	$244,425	$123,966	$159,674	$182,508
10/2021	$171,009	$261,550	$123,932	$164,521	$191,776
11/2021	$166,100	$259,738	$124,299	$161,237	$185,017
12/2021	$171,918	$271,378	$123,981	$167,175	$196,689
01/2022	$171,054	$257,335	$121,310	$163,398	$192,108
02/2022	$169,218	$249,630	$119,956	$161,531	$189,879
03/2022	$169,002	$258,899	$116,624	$162,472	$195,239
04/2022	$159,534	$236,323	$112,198	$154,507	$184,226
05/2022	$164,516	$236,756	$112,921	$156,708	$187,808
06/2022	$153,036	$217,213	$111,150	$147,509	$171,399
07/2022	$161,153	$237,241	$113,866	$154,820	$182,764
08/2022	$157,238	$227,566	$110,648	$150,303	$177,319
09/2022	$144,515	$206,608	$105,868	$139,797	$161,770
10/2022	$155,185	$223,335	$104,496	$147,673	$178,357
11/2022	$163,162	$235,816	$108,339	$155,382	$189,502
12/2022	$158,784	$222,229	$107,851	$151,344	$181,863
01/2023	$167,731	$236,193	$111,168	$157,912	$191,288
02/2023	$162,363	$230,430	$108,294	$152,938	$184,543
03/2023	$161,289	$238,890	$111,045	$154,069	$183,693
04/2023	$163,074	$242,619	$111,718	$155,836	$186,461
05/2023	$158,881	$243,673	$110,502	$151,551	$179,269
06/2023	$166,070	$259,774	$110,108	$157,375	$191,178
07/2023	$171,693	$268,119	$110,031	$160,651	$197,900
08/2023	$168,683	$263,851	$109,328	$157,639	$192,558
09/2023	$163,385	$251,271	$106,550	$152,386	$185,127
10/2023	$159,345	$245,987	$104,868	$148,199	$178,595
11/2023	$169,387	$268,452	$109,617	$157,592	$192,070
12/2023	$178,270	$280,648	$113,813	$165,243	$202,710
01/2024	$179,002	$285,364	$113,501	$165,164	$202,920
02/2024	$181,320	$300,602	$111,897	$167,886	$210,405
03/2024	$188,764	$310,273	$112,931	$173,542	$220,924
04/2024	$182,120	$297,600	$110,078	$167,341	$211,488
05/2024	$187,389	$312,357	$111,944	$171,659	$218,192
06/2024	$187,389	$323,565	$113,004	$171,340	$216,139
07/2024	$193,894	$327,503	$115,644	$178,196	$227,189
08/2024	$197,220	$335,447	$117,305	$182,089	$233,283
09/2024	$199,684	$342,612	$118,876	$184,580	$236,521
10/2024	$198,112	$339,505	$115,928	$181,530	$233,918

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	24.33%	8.21%	7.08%
S&P 500® Index TR	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Balanced Composite Index	22.49%	6.23%	6.14%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR and Bloomberg US Aggregate Bond Index are replacing the Balanced Composite Index and the Russell 1000® Value Index as the broad-based securities market indices to comply with a new regulatory requirement. The Balanced Composite Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 114,132,015
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 585,364
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$114,132,015
# of Portfolio Holdings	398
Portfolio Turnover Rate	38%
Total Management Fees Paid	$585,364

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	55.4
Corporate Obligations	11.6
U.S. Agency Mortgage-Backed Obligations	10.1
U.S. Treasury Obligations	9.8
Foreign Common Stocks	4.4
Foreign Corporate Obligations	3.6
Investment Companies	2.1
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

 Top Ten Holdings - % Net Assets

Fidelity National Information Services, Inc.	1.6
Comcast Corp., Class A	1.4
Wells Fargo & Co.	1.3
Entergy Corp.	1.2
Bank of America Corp.	1.2
Citigroup, Inc.	1.2
F5, Inc.	1.2
Carnival Corp.	1.2
Elevance Health, Inc.	1.1
Air Products & Chemicals, Inc.	1.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.1
Consumer Staples	4.9
Materials	5.0
Communication Services	6.0
Utilities	6.1
Consumer Discretionary	9.8
Industrials	10.2
Information Technology	10.7
Energy	11.8
Health Care	13.1
Financials	20.3

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	1.9
U.S. Government Agency Obligations	2.1
Pharmaceuticals	2.6
Asset-Backed Obligations	2.6
Insurance	3.0
Computers	3.3
Banks	5.4
Electric	5.8
U.S. Treasury Obligations	26.0
U.S. Agency Mortgage-Backed Obligations	26.8

Material Fund Change [Text Block]
C000089421
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class A
Trading Symbol	ABFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.17%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 16.86% (with sales charges) and 24.03% (without sales charges) for the twelve months ended October 31, 2024, compared to the S&P 500 Index return of 38.02%, the Bloomberg U.S. Aggregate Bond Index return of 10.55% and the Balanced Composite Index return of 22.49%.

• Broad market performance rallied during the twelve-month period as central banks cut rates globally and the probability of a soft landing increased.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period. The Fund’s fixed-income holdings contributed negatively to performance during the twelve-month period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	S&P 500® Index TR	Bloomberg US Aggregate Bond Index	Balanced Composite Index	Russell 1000® Value Index
10/2014	$9,427	$10,000	$10,000	$10,000	$10,000
11/2014	$9,568	$10,269	$10,071	$10,151	$10,205
12/2014	$9,561	$10,243	$10,080	$10,192	$10,267
01/2015	$9,424	$9,936	$10,292	$10,033	$9,857
02/2015	$9,749	$10,507	$10,195	$10,287	$10,334
03/2015	$9,671	$10,340	$10,242	$10,222	$10,193
04/2015	$9,777	$10,440	$10,206	$10,265	$10,289
05/2015	$9,803	$10,574	$10,181	$10,329	$10,412
06/2015	$9,588	$10,369	$10,070	$10,160	$10,204
07/2015	$9,630	$10,586	$10,140	$10,215	$10,249
08/2015	$9,217	$9,948	$10,125	$9,844	$9,639
09/2015	$8,968	$9,702	$10,194	$9,692	$9,348
10/2015	$9,381	$10,520	$10,196	$10,132	$10,053
11/2015	$9,388	$10,551	$10,169	$10,144	$10,091
12/2015	$9,130	$10,385	$10,136	$10,000	$9,874
01/2016	$8,831	$9,869	$10,275	$9,745	$9,364
02/2016	$8,783	$9,856	$10,348	$9,772	$9,362
03/2016	$9,221	$10,525	$10,443	$10,230	$10,036
04/2016	$9,399	$10,566	$10,483	$10,374	$10,247
05/2016	$9,399	$10,755	$10,486	$10,472	$10,406
06/2016	$9,343	$10,783	$10,674	$10,602	$10,496
07/2016	$9,618	$11,181	$10,742	$10,813	$10,801
08/2016	$9,745	$11,196	$10,729	$10,858	$10,884
09/2016	$9,738	$11,199	$10,723	$10,842	$10,861
10/2016	$9,648	$10,994	$10,641	$10,708	$10,693
11/2016	$10,099	$11,401	$10,389	$10,974	$11,304
12/2016	$10,221	$11,627	$10,404	$11,145	$11,587
01/2017	$10,278	$11,847	$10,425	$11,201	$11,669
02/2017	$10,497	$12,318	$10,495	$11,473	$12,089
03/2017	$10,476	$12,332	$10,489	$11,400	$11,965
04/2017	$10,521	$12,459	$10,570	$11,423	$11,943
05/2017	$10,535	$12,634	$10,651	$11,451	$11,931
06/2017	$10,699	$12,713	$10,641	$11,559	$12,126
07/2017	$10,782	$12,974	$10,686	$11,671	$12,287
08/2017	$10,711	$13,014	$10,782	$11,631	$12,144
09/2017	$11,026	$13,283	$10,731	$11,816	$12,504
10/2017	$11,130	$13,593	$10,737	$11,870	$12,595
11/2017	$11,267	$14,009	$10,723	$12,082	$12,980
12/2017	$11,470	$14,165	$10,773	$12,210	$13,170
01/2018	$11,862	$14,976	$10,649	$12,437	$13,679
02/2018	$11,370	$14,424	$10,548	$12,033	$13,026
03/2018	$11,231	$14,058	$10,615	$11,937	$12,797
04/2018	$11,321	$14,112	$10,536	$11,925	$12,839
05/2018	$11,406	$14,451	$10,612	$12,002	$12,915
06/2018	$11,437	$14,540	$10,598	$12,014	$12,947
07/2018	$11,775	$15,081	$10,601	$12,300	$13,460
08/2018	$11,853	$15,573	$10,669	$12,441	$13,659
09/2018	$11,845	$15,662	$10,600	$12,424	$13,686
10/2018	$11,212	$14,591	$10,517	$11,999	$12,977
11/2018	$11,282	$14,888	$10,580	$12,242	$13,364
12/2018	$10,536	$13,544	$10,774	$11,627	$12,081
01/2019	$11,319	$14,629	$10,888	$12,219	$13,021
02/2019	$11,531	$15,099	$10,882	$12,451	$13,437
03/2019	$11,600	$15,393	$11,091	$12,594	$13,523
04/2019	$11,946	$16,016	$11,094	$12,863	$14,003
05/2019	$11,433	$14,998	$11,291	$12,458	$13,102
06/2019	$12,049	$16,055	$11,432	$13,057	$14,043
07/2019	$12,106	$16,286	$11,458	$13,134	$14,159
08/2019	$11,977	$16,028	$11,755	$13,038	$13,743
09/2019	$12,218	$16,328	$11,692	$13,289	$14,233
10/2019	$12,393	$16,681	$11,727	$13,417	$14,432
11/2019	$12,644	$17,287	$11,721	$13,663	$14,878
12/2019	$12,861	$17,809	$11,713	$13,885	$15,288
01/2020	$12,598	$17,802	$11,938	$13,812	$14,959
02/2020	$11,903	$16,336	$12,153	$13,109	$13,510
03/2020	$10,335	$14,319	$12,082	$11,734	$11,201
04/2020	$11,133	$16,154	$12,297	$12,609	$12,460
05/2020	$11,454	$16,923	$12,354	$12,892	$12,887
06/2020	$11,576	$17,260	$12,432	$12,873	$12,802
07/2020	$11,857	$18,233	$12,617	$13,255	$13,308
08/2020	$12,103	$19,544	$12,515	$13,541	$13,858
09/2020	$11,829	$18,801	$12,509	$13,339	$13,518
10/2020	$11,836	$18,301	$12,453	$13,210	$13,340
11/2020	$13,202	$20,305	$12,575	$14,328	$15,135
12/2020	$13,638	$21,085	$12,592	$14,665	$15,715
01/2021	$13,551	$20,872	$12,502	$14,543	$15,571
02/2021	$14,279	$21,448	$12,321	$14,986	$16,512
03/2021	$14,789	$22,387	$12,168	$15,440	$17,484
04/2021	$15,232	$23,582	$12,264	$15,859	$18,183
05/2021	$15,515	$23,747	$12,304	$16,102	$18,607
06/2021	$15,417	$24,301	$12,390	$16,037	$18,394
07/2021	$15,374	$24,878	$12,529	$16,186	$18,541
08/2021	$15,516	$25,635	$12,505	$16,366	$18,909
09/2021	$15,220	$24,443	$12,397	$15,967	$18,251
10/2021	$15,789	$26,155	$12,393	$16,452	$19,178
11/2021	$15,336	$25,974	$12,430	$16,124	$18,502
12/2021	$15,857	$27,138	$12,398	$16,718	$19,669
01/2022	$15,773	$25,734	$12,131	$16,340	$19,211
02/2022	$15,604	$24,963	$11,996	$16,153	$18,988
03/2022	$15,592	$25,890	$11,662	$16,247	$19,524
04/2022	$14,707	$23,632	$11,220	$15,451	$18,423
05/2022	$15,167	$23,676	$11,292	$15,671	$18,781
06/2022	$14,102	$21,721	$11,115	$14,751	$17,140
07/2022	$14,856	$23,724	$11,387	$15,482	$18,276
08/2022	$14,480	$22,757	$11,065	$15,030	$17,732
09/2022	$13,312	$20,661	$10,587	$13,980	$16,177
10/2022	$14,291	$22,333	$10,450	$14,767	$17,836
11/2022	$15,024	$23,582	$10,834	$15,538	$18,950
12/2022	$14,612	$22,223	$10,785	$15,134	$18,186
01/2023	$15,441	$23,619	$11,117	$15,791	$19,129
02/2023	$14,938	$23,043	$10,829	$15,294	$18,454
03/2023	$14,829	$23,889	$11,105	$15,407	$18,369
04/2023	$14,998	$24,262	$11,172	$15,584	$18,646
05/2023	$14,615	$24,367	$11,050	$15,155	$17,927
06/2023	$15,271	$25,977	$11,011	$15,737	$19,118
07/2023	$15,783	$26,812	$11,003	$16,065	$19,790
08/2023	$15,508	$26,385	$10,933	$15,764	$19,256
09/2023	$15,013	$25,127	$10,655	$15,239	$18,513
10/2023	$14,640	$24,599	$10,487	$14,820	$17,860
11/2023	$15,552	$26,845	$10,962	$15,759	$19,207
12/2023	$16,376	$28,065	$11,381	$16,524	$20,271
01/2024	$16,432	$28,536	$11,350	$16,516	$20,292
02/2024	$16,642	$30,060	$11,190	$16,789	$21,041
03/2024	$17,326	$31,027	$11,293	$17,354	$22,092
04/2024	$16,711	$29,760	$11,008	$16,734	$21,149
05/2024	$17,188	$31,236	$11,194	$17,166	$21,819
06/2024	$17,188	$32,356	$11,300	$17,134	$21,614
07/2024	$17,783	$32,750	$11,564	$17,820	$22,719
08/2024	$18,079	$33,545	$11,731	$18,209	$23,328
09/2024	$18,305	$34,261	$11,888	$18,458	$23,652
10/2024	$18,158	$33,950	$11,593	$18,153	$23,392

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	24.03%	7.94%	6.78%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	16.86%	6.67%	6.15%
S&P 500® Index TR	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Balanced Composite Index	22.49%	6.23%	6.14%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR and Bloomberg US Aggregate Bond Index are replacing the Balanced Composite Index and the Russell 1000® Value Index as the broad-based securities market indices to comply with a new regulatory requirement. The Balanced Composite Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 114,132,015
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 585,364
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$114,132,015
# of Portfolio Holdings	398
Portfolio Turnover Rate	38%
Total Management Fees Paid	$585,364

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	55.4
Corporate Obligations	11.6
U.S. Agency Mortgage-Backed Obligations	10.1
U.S. Treasury Obligations	9.8
Foreign Common Stocks	4.4
Foreign Corporate Obligations	3.6
Investment Companies	2.1
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

 Top Ten Holdings - % Net Assets

Fidelity National Information Services, Inc.	1.6
Comcast Corp., Class A	1.4
Wells Fargo & Co.	1.3
Entergy Corp.	1.2
Bank of America Corp.	1.2
Citigroup, Inc.	1.2
F5, Inc.	1.2
Carnival Corp.	1.2
Elevance Health, Inc.	1.1
Air Products & Chemicals, Inc.	1.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.1
Consumer Staples	4.9
Materials	5.0
Communication Services	6.0
Utilities	6.1
Consumer Discretionary	9.8
Industrials	10.2
Information Technology	10.7
Energy	11.8
Health Care	13.1
Financials	20.3

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	1.9
U.S. Government Agency Obligations	2.1
Pharmaceuticals	2.6
Asset-Backed Obligations	2.6
Insurance	3.0
Computers	3.3
Banks	5.4
Electric	5.8
U.S. Treasury Obligations	26.0
U.S. Agency Mortgage-Backed Obligations	26.8

Material Fund Change [Text Block]
C000092338
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class C
Trading Symbol	ABCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	1.94%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 22.03% (with sales charges) and 23.03% (without sales charges) for the twelve months ended October 31, 2024, compared to the S&P 500 Index return of 38.02%, the Bloomberg U.S. Aggregate Bond Index return of 10.55% and the Balanced Composite Index return of 22.49%.

• Broad market performance rallied during the twelve-month period as central banks cut rates globally and the probability of a soft landing increased.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period. The Fund’s fixed-income holdings contributed negatively to performance during the twelve-month period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	S&P 500® Index TR	Bloomberg US Aggregate Bond Index	Balanced Composite Index	Russell 1000® Value Index
10/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/2014	$10,149	$10,269	$10,071	$10,151	$10,205
12/2014	$10,134	$10,243	$10,080	$10,192	$10,267
01/2015	$9,984	$9,936	$10,292	$10,033	$9,857
02/2015	$10,324	$10,507	$10,195	$10,287	$10,334
03/2015	$10,236	$10,340	$10,242	$10,222	$10,193
04/2015	$10,343	$10,440	$10,206	$10,265	$10,289
05/2015	$10,363	$10,574	$10,181	$10,329	$10,412
06/2015	$10,131	$10,369	$10,070	$10,160	$10,204
07/2015	$10,163	$10,586	$10,140	$10,215	$10,249
08/2015	$9,719	$9,948	$10,125	$9,844	$9,639
09/2015	$9,452	$9,702	$10,194	$9,692	$9,348
10/2015	$9,885	$10,520	$10,196	$10,132	$10,053
11/2015	$9,885	$10,551	$10,169	$10,144	$10,091
12/2015	$9,605	$10,385	$10,136	$10,000	$9,874
01/2016	$9,286	$9,869	$10,275	$9,745	$9,364
02/2016	$9,228	$9,856	$10,348	$9,772	$9,362
03/2016	$9,684	$10,525	$10,443	$10,230	$10,036
04/2016	$9,866	$10,566	$10,483	$10,374	$10,247
05/2016	$9,859	$10,755	$10,486	$10,472	$10,406
06/2016	$9,793	$10,783	$10,674	$10,602	$10,496
07/2016	$10,074	$11,181	$10,742	$10,813	$10,801
08/2016	$10,198	$11,196	$10,729	$10,858	$10,884
09/2016	$10,184	$11,199	$10,723	$10,842	$10,861
10/2016	$10,087	$10,994	$10,641	$10,708	$10,693
11/2016	$10,553	$11,401	$10,389	$10,974	$11,304
12/2016	$10,675	$11,627	$10,404	$11,145	$11,587
01/2017	$10,726	$11,847	$10,425	$11,201	$11,669
02/2017	$10,945	$12,318	$10,495	$11,473	$12,089
03/2017	$10,923	$12,332	$10,489	$11,400	$11,965
04/2017	$10,957	$12,459	$10,570	$11,423	$11,943
05/2017	$10,971	$12,634	$10,651	$11,451	$11,931
06/2017	$11,133	$12,713	$10,641	$11,559	$12,126
07/2017	$11,205	$12,974	$10,686	$11,671	$12,287
08/2017	$11,124	$13,014	$10,782	$11,631	$12,144
09/2017	$11,448	$13,283	$10,731	$11,816	$12,504
10/2017	$11,549	$13,593	$10,737	$11,870	$12,595
11/2017	$11,682	$14,009	$10,723	$12,082	$12,980
12/2017	$11,885	$14,165	$10,773	$12,210	$13,170
01/2018	$12,286	$14,976	$10,649	$12,437	$13,679
02/2018	$11,767	$14,424	$10,548	$12,033	$13,026
03/2018	$11,617	$14,058	$10,615	$11,937	$12,797
04/2018	$11,702	$14,112	$10,536	$11,925	$12,839
05/2018	$11,781	$14,451	$10,612	$12,002	$12,915
06/2018	$11,813	$14,540	$10,598	$12,014	$12,947
07/2018	$12,159	$15,081	$10,601	$12,300	$13,460
08/2018	$12,223	$15,573	$10,669	$12,441	$13,659
09/2018	$12,207	$15,662	$10,600	$12,424	$13,686
10/2018	$11,554	$14,591	$10,517	$11,999	$12,977
11/2018	$11,618	$14,888	$10,580	$12,242	$13,364
12/2018	$10,842	$13,544	$10,774	$11,627	$12,081
01/2019	$11,638	$14,629	$10,888	$12,219	$13,021
02/2019	$11,855	$15,099	$10,882	$12,451	$13,437
03/2019	$11,915	$15,393	$11,091	$12,594	$13,523
04/2019	$12,262	$16,016	$11,094	$12,863	$14,003
05/2019	$11,723	$14,998	$11,291	$12,458	$13,102
06/2019	$12,349	$16,055	$11,432	$13,057	$14,043
07/2019	$12,401	$16,286	$11,458	$13,134	$14,159
08/2019	$12,261	$16,028	$11,755	$13,038	$13,743
09/2019	$12,505	$16,328	$11,692	$13,289	$14,233
10/2019	$12,667	$16,681	$11,727	$13,417	$14,432
11/2019	$12,921	$17,287	$11,721	$13,663	$14,878
12/2019	$13,130	$17,809	$11,713	$13,885	$15,288
01/2020	$12,855	$17,802	$11,938	$13,812	$14,959
02/2020	$12,143	$16,336	$12,153	$13,109	$13,510
03/2020	$10,531	$14,319	$12,082	$11,734	$11,201
04/2020	$11,339	$16,154	$12,297	$12,609	$12,460
05/2020	$11,662	$16,923	$12,354	$12,892	$12,887
06/2020	$11,777	$17,260	$12,432	$12,873	$12,802
07/2020	$12,057	$18,233	$12,617	$13,255	$13,308
08/2020	$12,304	$19,544	$12,515	$13,541	$13,858
09/2020	$12,009	$18,801	$12,509	$13,339	$13,518
10/2020	$12,022	$18,301	$12,453	$13,210	$13,340
11/2020	$13,394	$20,305	$12,575	$14,328	$15,135
12/2020	$13,826	$21,085	$12,592	$14,665	$15,715
01/2021	$13,728	$20,872	$12,502	$14,543	$15,571
02/2021	$14,468	$21,448	$12,321	$14,986	$16,512
03/2021	$14,968	$22,387	$12,168	$15,440	$17,484
04/2021	$15,405	$23,582	$12,264	$15,859	$18,183
05/2021	$15,688	$23,747	$12,304	$16,102	$18,607
06/2021	$15,579	$24,301	$12,390	$16,037	$18,394
07/2021	$15,525	$24,878	$12,529	$16,186	$18,541
08/2021	$15,656	$25,635	$12,505	$16,366	$18,909
09/2021	$15,340	$24,443	$12,397	$15,967	$18,251
10/2021	$15,907	$26,155	$12,393	$16,452	$19,178
11/2021	$15,446	$25,974	$12,430	$16,124	$18,502
12/2021	$15,967	$27,138	$12,398	$16,718	$19,669
01/2022	$15,871	$25,734	$12,131	$16,340	$19,211
02/2022	$15,691	$24,963	$11,996	$16,153	$18,988
03/2022	$15,655	$25,890	$11,662	$16,247	$19,524
04/2022	$14,760	$23,632	$11,220	$15,451	$18,423
05/2022	$15,215	$23,676	$11,292	$15,671	$18,781
06/2022	$14,137	$21,721	$11,115	$14,751	$17,140
07/2022	$14,889	$23,724	$11,387	$15,482	$18,276
08/2022	$14,505	$22,757	$11,065	$15,030	$17,732
09/2022	$13,328	$20,661	$10,587	$13,980	$16,177
10/2022	$14,299	$22,333	$10,450	$14,767	$17,836
11/2022	$15,022	$23,582	$10,834	$15,538	$18,950
12/2022	$14,599	$22,223	$10,785	$15,134	$18,186
01/2023	$15,414	$23,619	$11,117	$15,791	$19,129
02/2023	$14,906	$23,043	$10,829	$15,294	$18,454
03/2023	$14,799	$23,889	$11,105	$15,407	$18,369
04/2023	$14,948	$24,262	$11,172	$15,584	$18,646
05/2023	$14,560	$24,367	$11,050	$15,155	$17,927
06/2023	$15,203	$25,977	$11,011	$15,737	$19,118
07/2023	$15,701	$26,812	$11,003	$16,065	$19,790
08/2023	$15,419	$26,385	$10,933	$15,764	$19,256
09/2023	$14,921	$25,127	$10,655	$15,239	$18,513
10/2023	$14,539	$24,599	$10,487	$14,820	$17,860
11/2023	$15,443	$26,845	$10,962	$15,759	$19,207
12/2023	$16,233	$28,065	$11,381	$16,524	$20,271
01/2024	$16,287	$28,536	$11,350	$16,516	$20,292
02/2024	$16,491	$30,060	$11,190	$16,789	$21,041
03/2024	$17,157	$31,027	$11,293	$17,354	$22,092
04/2024	$16,526	$29,760	$11,008	$16,734	$21,149
05/2024	$16,989	$31,236	$11,194	$17,166	$21,819
06/2024	$16,975	$32,356	$11,300	$17,134	$21,614
07/2024	$17,554	$32,750	$11,564	$17,820	$22,719
08/2024	$17,841	$33,545	$11,731	$18,209	$23,328
09/2024	$18,046	$34,261	$11,888	$18,458	$23,652
10/2024	$17,887	$33,950	$11,593	$18,153	$23,392

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	23.03%	7.15%	5.99%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	22.03%	7.15%	5.99%
S&P 500® Index TR	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Balanced Composite Index	22.49%	6.23%	6.14%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR and Bloomberg US Aggregate Bond Index are replacing the Balanced Composite Index and the Russell 1000® Value Index as the broad-based securities market indices to comply with a new regulatory requirement. The Balanced Composite Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 114,132,015
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 585,364
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$114,132,015
# of Portfolio Holdings	398
Portfolio Turnover Rate	38%
Total Management Fees Paid	$585,364

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	55.4
Corporate Obligations	11.6
U.S. Agency Mortgage-Backed Obligations	10.1
U.S. Treasury Obligations	9.8
Foreign Common Stocks	4.4
Foreign Corporate Obligations	3.6
Investment Companies	2.1
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

 Top Ten Holdings - % Net Assets

Fidelity National Information Services, Inc.	1.6
Comcast Corp., Class A	1.4
Wells Fargo & Co.	1.3
Entergy Corp.	1.2
Bank of America Corp.	1.2
Citigroup, Inc.	1.2
F5, Inc.	1.2
Carnival Corp.	1.2
Elevance Health, Inc.	1.1
Air Products & Chemicals, Inc.	1.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.1
Consumer Staples	4.9
Materials	5.0
Communication Services	6.0
Utilities	6.1
Consumer Discretionary	9.8
Industrials	10.2
Information Technology	10.7
Energy	11.8
Health Care	13.1
Financials	20.3

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	1.9
U.S. Government Agency Obligations	2.1
Pharmaceuticals	2.6
Asset-Backed Obligations	2.6
Insurance	3.0
Computers	3.3
Banks	5.4
Electric	5.8
U.S. Treasury Obligations	26.0
U.S. Agency Mortgage-Backed Obligations	26.8

Material Fund Change [Text Block]
C000002969
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class R5
Trading Symbol	AADEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 31.97% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 1000® Value Index return of 30.98%.

• Broad market performance during the twelve-month period benefited from the loosening of monetary policy as inflation eased, coinciding with the increased prospect of a soft landing.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach provided strong returns during the period.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	S&P 500® Index TR	Russell 1000® Value Index
10/2014	$250,000	$250,000	$250,000
11/2014	$255,207	$256,724	$255,119
12/2014	$254,587	$256,077	$256,684
01/2015	$244,008	$248,389	$246,423
02/2015	$259,920	$262,665	$258,348
03/2015	$256,073	$258,511	$254,831
04/2015	$261,756	$260,991	$257,213
05/2015	$264,116	$264,347	$260,304
06/2015	$257,821	$259,230	$255,107
07/2015	$258,521	$264,661	$256,225
08/2015	$240,686	$248,693	$240,965
09/2015	$229,932	$242,539	$233,691
10/2015	$248,117	$262,999	$251,323
11/2015	$248,991	$263,781	$252,285
12/2015	$239,208	$259,620	$246,860
01/2016	$224,539	$246,737	$234,104
02/2016	$221,507	$246,404	$234,045
03/2016	$237,545	$263,120	$250,904
04/2016	$244,293	$264,140	$256,175
05/2016	$245,076	$268,883	$260,154
06/2016	$241,359	$269,580	$262,403
07/2016	$250,748	$279,519	$270,022
08/2016	$255,735	$279,912	$272,104
09/2016	$255,246	$279,964	$271,537
10/2016	$252,313	$274,857	$267,335
11/2016	$272,458	$285,037	$282,603
12/2016	$277,432	$290,671	$289,666
01/2017	$279,646	$296,184	$291,730
02/2017	$288,303	$307,944	$302,213
03/2017	$287,599	$308,303	$299,134
04/2017	$288,505	$311,470	$298,573
05/2017	$288,907	$315,853	$298,280
06/2017	$295,853	$317,824	$303,156
07/2017	$298,370	$324,360	$307,185
08/2017	$295,350	$325,353	$303,607
09/2017	$308,134	$332,064	$312,599
10/2017	$311,859	$339,813	$314,869
11/2017	$318,301	$350,235	$324,511
12/2017	$324,808	$354,129	$329,248
01/2018	$342,191	$374,404	$341,977
02/2018	$322,914	$360,605	$325,647
03/2018	$315,782	$351,441	$319,919
04/2018	$319,014	$352,789	$320,975
05/2018	$321,131	$361,285	$322,880
06/2018	$322,802	$363,509	$323,680
07/2018	$337,511	$377,036	$336,491
08/2018	$339,628	$389,322	$341,464
09/2018	$340,296	$391,538	$342,142
10/2018	$316,562	$364,776	$324,425
11/2018	$321,020	$372,210	$334,111
12/2018	$285,874	$338,603	$302,028
01/2019	$314,930	$365,737	$325,536
02/2019	$324,656	$377,480	$335,937
03/2019	$324,533	$384,815	$338,073
04/2019	$340,045	$400,396	$350,065
05/2019	$314,437	$374,952	$327,557
06/2019	$338,445	$401,377	$351,070
07/2019	$341,769	$407,146	$353,980
08/2019	$330,442	$400,696	$343,572
09/2019	$342,384	$408,193	$355,829
10/2019	$348,786	$417,035	$360,803
11/2019	$360,359	$432,173	$371,958
12/2019	$370,683	$445,216	$382,190
01/2020	$357,280	$445,042	$373,968
02/2020	$321,809	$408,406	$337,751
03/2020	$258,855	$357,963	$280,031
04/2020	$289,723	$403,852	$311,512
05/2020	$302,855	$423,086	$322,187
06/2020	$304,345	$431,500	$320,049
07/2020	$314,499	$455,830	$332,702
08/2020	$327,225	$488,596	$346,459
09/2020	$317,206	$470,031	$337,949
10/2020	$316,259	$457,531	$333,507
11/2020	$366,757	$507,614	$378,368
12/2020	$382,783	$527,131	$392,875
01/2021	$379,202	$521,809	$389,277
02/2021	$409,569	$536,198	$412,802
03/2021	$435,420	$559,681	$437,093
04/2021	$454,731	$589,551	$454,573
05/2021	$467,656	$593,668	$465,185
06/2021	$460,648	$607,527	$459,857
07/2021	$460,804	$621,959	$463,533
08/2021	$469,992	$640,870	$472,725
09/2021	$455,509	$611,063	$456,271
10/2021	$482,606	$653,876	$479,439
11/2021	$462,673	$649,345	$462,544
12/2021	$489,891	$678,446	$491,724
01/2022	$486,073	$643,338	$480,270
02/2022	$477,917	$624,076	$474,696
03/2022	$486,767	$647,248	$488,097
04/2022	$455,010	$590,806	$460,566
05/2022	$474,099	$591,890	$469,519
06/2022	$428,633	$543,033	$428,496
07/2022	$458,828	$593,104	$456,911
08/2022	$447,895	$568,916	$443,297
09/2022	$405,379	$516,519	$404,426
10/2022	$454,837	$558,337	$445,892
11/2022	$483,296	$589,540	$473,756
12/2022	$464,060	$555,574	$454,658
01/2023	$492,227	$590,482	$478,219
02/2023	$473,773	$576,075	$461,357
03/2023	$464,060	$597,225	$459,233
04/2023	$471,248	$606,547	$466,152
05/2023	$453,960	$609,184	$448,173
06/2023	$485,234	$649,436	$477,944
07/2023	$507,184	$670,299	$494,751
08/2023	$494,752	$659,627	$481,395
09/2023	$477,464	$628,177	$462,818
10/2023	$464,643	$614,969	$446,489
11/2023	$497,666	$671,131	$480,176
12/2023	$526,422	$701,621	$506,774
01/2024	$529,900	$713,411	$507,299
02/2024	$547,700	$751,504	$526,013
03/2024	$578,184	$775,683	$552,311
04/2024	$554,656	$744,001	$528,719
05/2024	$574,092	$780,892	$545,479
06/2024	$569,387	$808,912	$540,348
07/2024	$596,598	$818,758	$567,972
08/2024	$610,306	$838,619	$583,208
09/2024	$615,216	$856,529	$591,302
10/2024	$613,170	$848,762	$584,795

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	31.97%	11.94%	9.39%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 3,483,740,480
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 18,952,178
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,483,740,480
# of Portfolio Holdings	170
Portfolio Turnover Rate	26%
Total Management Fees Paid	$18,952,178

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Citigroup, Inc.	1.8
Fidelity National Information Services, Inc.	1.8
Comcast Corp., Class A	1.8
Elevance Health, Inc.	1.6
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Wells Fargo & Co.	1.4
American Express Co.	1.3
Entergy Corp.	1.3
F5, Inc.	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	6.2
Investment Companies	3.9
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.0
Materials	4.1
Communication Services	4.3
Consumer Staples	6.0
Utilities	6.9
Consumer Discretionary	7.6
Information Technology	9.8
Energy	9.9
Industrials	12.4
Health Care	13.6
Financials	23.4

Material Fund Change [Text Block]
C000002970
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Trading Symbol	AAGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$109	0.94%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 31.54% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 1000® Value Index return of 30.98%.

• Broad market performance during the twelve-month period benefited from the loosening of monetary policy as inflation eased, coinciding with the increased prospect of a soft landing.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach provided strong returns during the period.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	S&P 500® Index TR	Russell 1000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,203	$10,269	$10,205
12/2014	$10,178	$10,243	$10,267
01/2015	$9,752	$9,936	$9,857
02/2015	$10,386	$10,507	$10,334
03/2015	$10,227	$10,340	$10,193
04/2015	$10,453	$10,440	$10,289
05/2015	$10,542	$10,574	$10,412
06/2015	$10,290	$10,369	$10,204
07/2015	$10,316	$10,586	$10,249
08/2015	$9,600	$9,948	$9,639
09/2015	$9,171	$9,702	$9,348
10/2015	$9,893	$10,520	$10,053
11/2015	$9,923	$10,551	$10,091
12/2015	$9,530	$10,385	$9,874
01/2016	$8,944	$9,869	$9,364
02/2016	$8,820	$9,856	$9,362
03/2016	$9,455	$10,525	$10,036
04/2016	$9,725	$10,566	$10,247
05/2016	$9,750	$10,755	$10,406
06/2016	$9,601	$10,783	$10,496
07/2016	$9,970	$11,181	$10,801
08/2016	$10,166	$11,196	$10,884
09/2016	$10,141	$11,199	$10,861
10/2016	$10,024	$10,994	$10,693
11/2016	$10,822	$11,401	$11,304
12/2016	$11,018	$11,627	$11,587
01/2017	$11,099	$11,847	$11,669
02/2017	$11,441	$12,318	$12,089
03/2017	$11,411	$12,332	$11,965
04/2017	$11,445	$12,459	$11,943
05/2017	$11,458	$12,634	$11,931
06/2017	$11,731	$12,713	$12,126
07/2017	$11,829	$12,974	$12,287
08/2017	$11,701	$13,014	$12,144
09/2017	$12,205	$13,283	$12,504
10/2017	$12,350	$13,593	$12,595
11/2017	$12,602	$14,009	$12,980
12/2017	$12,856	$14,165	$13,170
01/2018	$13,540	$14,976	$13,679
02/2018	$12,776	$14,424	$13,026
03/2018	$12,491	$14,058	$12,797
04/2018	$12,614	$14,112	$12,839
05/2018	$12,690	$14,451	$12,915
06/2018	$12,757	$14,540	$12,947
07/2018	$13,331	$15,081	$13,460
08/2018	$13,412	$15,573	$13,659
09/2018	$13,435	$15,662	$13,686
10/2018	$12,496	$14,591	$12,977
11/2018	$12,666	$14,888	$13,364
12/2018	$11,280	$13,544	$12,081
01/2019	$12,417	$14,629	$13,021
02/2019	$12,801	$15,099	$13,437
03/2019	$12,790	$15,393	$13,523
04/2019	$13,401	$16,016	$14,003
05/2019	$12,385	$14,998	$13,102
06/2019	$13,327	$16,055	$14,043
07/2019	$13,454	$16,286	$14,159
08/2019	$13,006	$16,028	$13,743
09/2019	$13,469	$16,328	$14,233
10/2019	$13,722	$16,681	$14,432
11/2019	$14,169	$17,287	$14,878
12/2019	$14,571	$17,809	$15,288
01/2020	$14,041	$17,802	$14,959
02/2020	$12,645	$16,336	$13,510
03/2020	$10,173	$14,319	$11,201
04/2020	$11,383	$16,154	$12,460
05/2020	$11,889	$16,923	$12,887
06/2020	$11,947	$17,260	$12,802
07/2020	$12,337	$18,233	$13,308
08/2020	$12,837	$19,544	$13,858
09/2020	$12,442	$18,801	$13,518
10/2020	$12,401	$18,301	$13,340
11/2020	$14,379	$20,305	$15,135
12/2020	$14,999	$21,085	$15,715
01/2021	$14,851	$20,872	$15,571
02/2021	$16,041	$21,448	$16,512
03/2021	$17,049	$22,387	$17,484
04/2021	$17,799	$23,582	$18,183
05/2021	$18,300	$23,747	$18,607
06/2021	$18,022	$24,301	$18,394
07/2021	$18,029	$24,878	$18,541
08/2021	$18,381	$25,635	$18,909
09/2021	$17,806	$24,443	$18,251
10/2021	$18,854	$26,155	$19,178
11/2021	$18,070	$25,974	$18,502
12/2021	$19,130	$27,138	$19,669
01/2022	$18,978	$25,734	$19,211
02/2022	$18,651	$24,963	$18,988
03/2022	$18,993	$25,890	$19,524
04/2022	$17,754	$23,632	$18,423
05/2022	$18,491	$23,676	$18,781
06/2022	$16,712	$21,721	$17,140
07/2022	$17,883	$23,724	$18,276
08/2022	$17,450	$22,757	$17,732
09/2022	$15,792	$20,661	$16,177
10/2022	$17,716	$22,333	$17,836
11/2022	$18,818	$23,582	$18,950
12/2022	$18,066	$22,223	$18,186
01/2023	$19,159	$23,619	$19,129
02/2023	$18,436	$23,043	$18,454
03/2023	$18,049	$23,889	$18,369
04/2023	$18,333	$24,262	$18,646
05/2023	$17,653	$24,367	$17,927
06/2023	$18,858	$25,977	$19,118
07/2023	$19,710	$26,812	$19,790
08/2023	$19,220	$26,385	$19,256
09/2023	$18,548	$25,127	$18,513
10/2023	$18,049	$24,599	$17,860
11/2023	$19,323	$26,845	$19,207
12/2023	$20,427	$28,065	$20,271
01/2024	$20,564	$28,536	$20,292
02/2024	$21,247	$30,060	$21,041
03/2024	$22,430	$31,027	$22,092
04/2024	$21,501	$29,760	$21,149
05/2024	$22,248	$31,236	$21,819
06/2024	$22,066	$32,356	$21,614
07/2024	$23,122	$32,750	$22,719
08/2024	$23,641	$33,545	$23,328
09/2024	$23,823	$34,261	$23,652
10/2024	$23,741	$33,950	$23,392

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	31.54%	11.59%	9.03%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 3,483,740,480
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 18,952,178
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,483,740,480
# of Portfolio Holdings	170
Portfolio Turnover Rate	26%
Total Management Fees Paid	$18,952,178

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Citigroup, Inc.	1.8
Fidelity National Information Services, Inc.	1.8
Comcast Corp., Class A	1.8
Elevance Health, Inc.	1.6
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Wells Fargo & Co.	1.4
American Express Co.	1.3
Entergy Corp.	1.3
F5, Inc.	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	6.2
Investment Companies	3.9
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.0
Materials	4.1
Communication Services	4.3
Consumer Staples	6.0
Utilities	6.9
Consumer Discretionary	7.6
Information Technology	9.8
Energy	9.9
Industrials	12.4
Health Care	13.6
Financials	23.4

Material Fund Change [Text Block]
C000004803
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class Advisor
Trading Symbol	AVASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$128	1.11%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Advisor Class of the Fund returned 31.28% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 1000® Value Index return of 30.98%.

• Broad market performance during the twelve-month period benefited from the loosening of monetary policy as inflation eased, coinciding with the increased prospect of a soft landing.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach provided strong returns during the period.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Advisor	S&P 500® Index TR	Russell 1000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,202	$10,269	$10,205
12/2014	$10,177	$10,243	$10,267
01/2015	$9,746	$9,936	$9,857
02/2015	$10,382	$10,507	$10,334
03/2015	$10,222	$10,340	$10,193
04/2015	$10,442	$10,440	$10,289
05/2015	$10,532	$10,574	$10,412
06/2015	$10,278	$10,369	$10,204
07/2015	$10,304	$10,586	$10,249
08/2015	$9,589	$9,948	$9,639
09/2015	$9,155	$9,702	$9,348
10/2015	$9,877	$10,520	$10,053
11/2015	$9,904	$10,551	$10,091
12/2015	$9,515	$10,385	$9,874
01/2016	$8,927	$9,869	$9,364
02/2016	$8,805	$9,856	$9,362
03/2016	$9,435	$10,525	$10,036
04/2016	$9,704	$10,566	$10,247
05/2016	$9,729	$10,755	$10,406
06/2016	$9,578	$10,783	$10,496
07/2016	$9,947	$11,181	$10,801
08/2016	$10,140	$11,196	$10,884
09/2016	$10,115	$11,199	$10,861
10/2016	$9,997	$10,994	$10,693
11/2016	$10,791	$11,401	$11,304
12/2016	$10,983	$11,627	$11,587
01/2017	$11,065	$11,847	$11,669
02/2017	$11,401	$12,318	$12,089
03/2017	$11,371	$12,332	$11,965
04/2017	$11,401	$12,459	$11,943
05/2017	$11,414	$12,634	$11,931
06/2017	$11,685	$12,713	$12,126
07/2017	$11,780	$12,974	$12,287
08/2017	$11,651	$13,014	$12,144
09/2017	$12,155	$13,283	$12,504
10/2017	$12,297	$13,593	$12,595
11/2017	$12,543	$14,009	$12,980
12/2017	$12,798	$14,165	$13,170
01/2018	$13,473	$14,976	$13,679
02/2018	$12,712	$14,424	$13,026
03/2018	$12,425	$14,058	$12,797
04/2018	$12,549	$14,112	$12,839
05/2018	$12,626	$14,451	$12,915
06/2018	$12,688	$14,540	$12,947
07/2018	$13,258	$15,081	$13,460
08/2018	$13,334	$15,573	$13,659
09/2018	$13,358	$15,662	$13,686
10/2018	$12,425	$14,591	$12,977
11/2018	$12,593	$14,888	$13,364
12/2018	$11,210	$13,544	$12,081
01/2019	$12,340	$14,629	$13,021
02/2019	$12,722	$15,099	$13,437
03/2019	$12,706	$15,393	$13,523
04/2019	$13,310	$16,016	$14,003
05/2019	$12,303	$14,998	$13,102
06/2019	$13,241	$16,055	$14,043
07/2019	$13,363	$16,286	$14,159
08/2019	$12,913	$16,028	$13,743
09/2019	$13,374	$16,328	$14,233
10/2019	$13,612	$16,681	$14,432
11/2019	$14,069	$17,287	$14,878
12/2019	$14,462	$17,809	$15,288
01/2020	$13,935	$17,802	$14,959
02/2020	$12,551	$16,336	$13,510
03/2020	$10,089	$14,319	$11,201
04/2020	$11,291	$16,154	$12,460
05/2020	$11,795	$16,923	$12,887
06/2020	$11,853	$17,260	$12,802
07/2020	$12,234	$18,233	$13,308
08/2020	$12,727	$19,544	$13,858
09/2020	$12,334	$18,801	$13,518
10/2020	$12,293	$18,301	$13,340
11/2020	$14,251	$20,305	$15,135
12/2020	$14,871	$21,085	$15,715
01/2021	$14,721	$20,872	$15,571
02/2021	$15,894	$21,448	$16,512
03/2021	$16,891	$22,387	$17,484
04/2021	$17,635	$23,582	$18,183
05/2021	$18,126	$23,747	$18,607
06/2021	$17,853	$24,301	$18,394
07/2021	$17,853	$24,878	$18,541
08/2021	$18,201	$25,635	$18,909
09/2021	$17,628	$24,443	$18,251
10/2021	$18,672	$26,155	$19,178
11/2021	$17,894	$25,974	$18,502
12/2021	$18,942	$27,138	$19,669
01/2022	$18,780	$25,734	$19,211
02/2022	$18,465	$24,963	$18,988
03/2022	$18,796	$25,890	$19,524
04/2022	$17,566	$23,632	$18,423
05/2022	$18,296	$23,676	$18,781
06/2022	$16,529	$21,721	$17,140
07/2022	$17,689	$23,724	$18,276
08/2022	$17,259	$22,757	$17,732
09/2022	$15,614	$20,661	$16,177
10/2022	$17,520	$22,333	$17,836
11/2022	$18,603	$23,582	$18,950
12/2022	$17,859	$22,223	$18,186
01/2023	$18,939	$23,619	$19,129
02/2023	$18,216	$23,043	$18,454
03/2023	$17,833	$23,889	$18,369
04/2023	$18,112	$24,262	$18,646
05/2023	$17,433	$24,367	$17,927
06/2023	$18,626	$25,977	$19,118
07/2023	$19,462	$26,812	$19,790
08/2023	$18,974	$26,385	$19,256
09/2023	$18,312	$25,127	$18,513
10/2023	$17,816	$24,599	$17,860
11/2023	$19,070	$26,845	$19,207
12/2023	$20,157	$28,065	$20,271
01/2024	$20,286	$28,536	$20,292
02/2024	$20,967	$30,060	$21,041
03/2024	$22,118	$31,027	$22,092
04/2024	$21,207	$29,760	$21,149
05/2024	$21,944	$31,236	$21,819
06/2024	$21,759	$32,356	$21,614
07/2024	$22,791	$32,750	$22,719
08/2024	$23,306	$33,545	$23,328
09/2024	$23,481	$34,261	$23,652
10/2024	$23,389	$33,950	$23,392

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Advisor ClassFootnote Reference1	31.28%	11.43%	8.87%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 3,483,740,480
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 18,952,178
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,483,740,480
# of Portfolio Holdings	170
Portfolio Turnover Rate	26%
Total Management Fees Paid	$18,952,178

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Citigroup, Inc.	1.8
Fidelity National Information Services, Inc.	1.8
Comcast Corp., Class A	1.8
Elevance Health, Inc.	1.6
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Wells Fargo & Co.	1.4
American Express Co.	1.3
Entergy Corp.	1.3
F5, Inc.	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	6.2
Investment Companies	3.9
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.0
Materials	4.1
Communication Services	4.3
Consumer Staples	6.0
Utilities	6.9
Consumer Discretionary	7.6
Information Technology	9.8
Energy	9.9
Industrials	12.4
Health Care	13.6
Financials	23.4

Material Fund Change [Text Block]
C000079122
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class Y
Trading Symbol	ABLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$83	0.72%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 31.84% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 1000® Value Index return of 30.98%.

• Broad market performance during the twelve-month period benefited from the loosening of monetary policy as inflation eased, coinciding with the increased prospect of a soft landing.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach provided strong returns during the period.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 1000® Value Index
10/2014	$100,000	$100,000	$100,000
11/2014	$102,094	$102,689	$102,048
12/2014	$101,836	$102,431	$102,674
01/2015	$97,616	$99,356	$98,569
02/2015	$103,981	$105,066	$103,339
03/2015	$102,399	$103,404	$101,932
04/2015	$104,684	$104,396	$102,885
05/2015	$105,599	$105,739	$104,122
06/2015	$103,067	$103,692	$102,043
07/2015	$103,348	$105,864	$102,490
08/2015	$96,245	$99,477	$96,386
09/2015	$91,920	$97,016	$93,476
10/2015	$99,199	$105,199	$100,529
11/2015	$99,515	$105,512	$100,914
12/2015	$95,610	$103,848	$98,744
01/2016	$89,753	$98,695	$93,642
02/2016	$88,534	$98,562	$93,618
03/2016	$94,903	$105,248	$100,362
04/2016	$97,615	$105,656	$102,470
05/2016	$97,930	$107,553	$104,061
06/2016	$96,436	$107,832	$104,961
07/2016	$100,171	$111,808	$108,009
08/2016	$102,176	$111,965	$108,842
09/2016	$101,940	$111,986	$108,615
10/2016	$100,800	$109,943	$106,934
11/2016	$108,820	$114,015	$113,041
12/2016	$110,824	$116,268	$115,867
01/2017	$111,674	$118,473	$116,692
02/2017	$115,152	$123,178	$120,885
03/2017	$114,869	$123,321	$119,654
04/2017	$115,192	$124,588	$119,429
05/2017	$115,354	$126,341	$119,312
06/2017	$118,145	$127,130	$121,263
07/2017	$119,156	$129,744	$122,874
08/2017	$117,902	$130,141	$121,443
09/2017	$122,958	$132,826	$125,040
10/2017	$124,495	$135,925	$125,948
11/2017	$127,043	$140,094	$129,804
12/2017	$129,671	$141,652	$131,699
01/2018	$136,566	$149,762	$136,791
02/2018	$128,865	$144,242	$130,259
03/2018	$126,044	$140,576	$127,968
04/2018	$127,343	$141,116	$128,390
05/2018	$128,149	$144,514	$129,152
06/2018	$128,820	$145,403	$129,472
07/2018	$134,641	$150,814	$134,596
08/2018	$135,492	$155,729	$136,586
09/2018	$135,760	$156,615	$136,857
10/2018	$126,268	$145,910	$129,770
11/2018	$128,059	$148,884	$133,644
12/2018	$113,988	$135,441	$120,811
01/2019	$125,560	$146,295	$130,214
02/2019	$129,466	$150,992	$134,375
03/2019	$129,368	$153,926	$135,229
04/2019	$135,599	$160,158	$140,026
05/2019	$125,362	$149,981	$131,023
06/2019	$134,906	$160,551	$140,428
07/2019	$136,241	$162,858	$141,592
08/2019	$131,692	$160,278	$137,429
09/2019	$136,439	$163,277	$142,332
10/2019	$138,961	$166,814	$144,321
11/2019	$143,610	$172,869	$148,783
12/2019	$147,724	$178,087	$152,876
01/2020	$142,394	$178,017	$149,587
02/2020	$128,253	$163,363	$135,100
03/2020	$103,179	$143,185	$112,012
04/2020	$115,471	$161,541	$124,605
05/2020	$120,638	$169,235	$128,875
06/2020	$121,291	$172,600	$128,020
07/2020	$125,261	$182,332	$133,081
08/2020	$130,319	$195,438	$138,583
09/2020	$126,349	$188,012	$135,179
10/2020	$125,968	$183,012	$133,403
11/2020	$146,038	$203,046	$151,347
12/2020	$152,435	$210,852	$157,150
01/2021	$150,996	$208,724	$155,711
02/2021	$163,078	$214,479	$165,121
03/2021	$173,344	$223,872	$174,837
04/2021	$181,045	$235,820	$181,829
05/2021	$186,178	$237,467	$186,074
06/2021	$183,423	$243,011	$183,943
07/2021	$183,486	$248,784	$185,413
08/2021	$187,117	$256,348	$189,090
09/2021	$181,295	$244,425	$182,508
10/2021	$192,062	$261,550	$191,776
11/2021	$184,112	$259,738	$185,017
12/2021	$194,938	$271,378	$196,689
01/2022	$193,403	$257,335	$192,108
02/2022	$190,192	$249,630	$189,879
03/2022	$193,682	$258,899	$195,239
04/2022	$181,049	$236,323	$184,226
05/2022	$188,656	$236,756	$187,808
06/2022	$170,510	$217,213	$171,399
07/2022	$182,515	$237,241	$182,764
08/2022	$178,117	$227,566	$177,319
09/2022	$161,227	$206,608	$161,770
10/2022	$180,909	$223,335	$178,357
11/2022	$192,216	$235,816	$189,502
12/2022	$184,539	$222,229	$181,863
01/2023	$195,794	$236,193	$191,288
02/2023	$188,369	$230,430	$184,543
03/2023	$184,539	$238,890	$183,693
04/2023	$187,431	$242,619	$186,461
05/2023	$180,475	$243,673	$179,269
06/2023	$192,902	$259,774	$191,178
07/2023	$201,656	$268,119	$197,900
08/2023	$196,654	$263,851	$192,558
09/2023	$189,776	$251,271	$185,127
10/2023	$184,695	$245,987	$178,595
11/2023	$197,826	$268,452	$192,070
12/2023	$209,174	$280,648	$202,710
01/2024	$210,574	$285,364	$202,920
02/2024	$217,653	$300,602	$210,405
03/2024	$229,754	$310,273	$220,924
04/2024	$220,370	$297,600	$211,488
05/2024	$228,108	$312,357	$218,192
06/2024	$226,214	$323,565	$216,139
07/2024	$237,081	$327,503	$227,189
08/2024	$242,514	$335,447	$233,283
09/2024	$244,407	$342,612	$236,521
10/2024	$243,502	$339,505	$233,918

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	31.84%	11.87%	9.31%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 3,483,740,480
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 18,952,178
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,483,740,480
# of Portfolio Holdings	170
Portfolio Turnover Rate	26%
Total Management Fees Paid	$18,952,178

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Citigroup, Inc.	1.8
Fidelity National Information Services, Inc.	1.8
Comcast Corp., Class A	1.8
Elevance Health, Inc.	1.6
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Wells Fargo & Co.	1.4
American Express Co.	1.3
Entergy Corp.	1.3
F5, Inc.	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	6.2
Investment Companies	3.9
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.0
Materials	4.1
Communication Services	4.3
Consumer Staples	6.0
Utilities	6.9
Consumer Discretionary	7.6
Information Technology	9.8
Energy	9.9
Industrials	12.4
Health Care	13.6
Financials	23.4

Material Fund Change [Text Block]
C000089422
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class A
Trading Symbol	ALVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.00%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 23.96% (with sales charges) and 31.53% (without sales charges) for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 1000® Value Index return of 30.98%.

• Broad market performance during the twelve-month period benefited from the loosening of monetary policy as inflation eased, coinciding with the increased prospect of a soft landing.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach provided strong returns during the period.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
10/2014	$9,426	$10,000	$10,000
11/2014	$9,618	$10,269	$10,205
12/2014	$9,592	$10,243	$10,267
01/2015	$9,192	$9,936	$9,857
02/2015	$9,789	$10,507	$10,334
03/2015	$9,638	$10,340	$10,193
04/2015	$9,849	$10,440	$10,289
05/2015	$9,933	$10,574	$10,412
06/2015	$9,694	$10,369	$10,204
07/2015	$9,719	$10,586	$10,249
08/2015	$9,044	$9,948	$9,639
09/2015	$8,640	$9,702	$9,348
10/2015	$9,318	$10,520	$10,053
11/2015	$9,346	$10,551	$10,091
12/2015	$8,976	$10,385	$9,874
01/2016	$8,423	$9,869	$9,364
02/2016	$8,309	$9,856	$9,362
03/2016	$8,905	$10,525	$10,036
04/2016	$9,158	$10,566	$10,247
05/2016	$9,182	$10,755	$10,406
06/2016	$9,043	$10,783	$10,496
07/2016	$9,391	$11,181	$10,801
08/2016	$9,573	$11,196	$10,884
09/2016	$9,553	$11,199	$10,861
10/2016	$9,442	$10,994	$10,693
11/2016	$10,189	$11,401	$11,304
12/2016	$10,375	$11,627	$11,587
01/2017	$10,452	$11,847	$11,669
02/2017	$10,773	$12,318	$12,089
03/2017	$10,745	$12,332	$11,965
04/2017	$10,773	$12,459	$11,943
05/2017	$10,785	$12,634	$11,931
06/2017	$11,041	$12,713	$12,126
07/2017	$11,135	$12,974	$12,287
08/2017	$11,013	$13,014	$12,144
09/2017	$11,488	$13,283	$12,504
10/2017	$11,622	$13,593	$12,595
11/2017	$11,858	$14,009	$12,980
12/2017	$12,104	$14,165	$13,170
01/2018	$12,746	$14,976	$13,679
02/2018	$12,027	$14,424	$13,026
03/2018	$11,755	$14,058	$12,797
04/2018	$11,873	$14,112	$12,839
05/2018	$11,945	$14,451	$12,915
06/2018	$12,009	$14,540	$12,947
07/2018	$12,551	$15,081	$13,460
08/2018	$12,624	$15,573	$13,659
09/2018	$12,646	$15,662	$13,686
10/2018	$11,764	$14,591	$12,977
11/2018	$11,923	$14,888	$13,364
12/2018	$10,615	$13,544	$12,081
01/2019	$11,691	$14,629	$13,021
02/2019	$12,048	$15,099	$13,437
03/2019	$12,038	$15,393	$13,523
04/2019	$12,611	$16,016	$14,003
05/2019	$11,656	$14,998	$13,102
06/2019	$12,546	$16,055	$14,043
07/2019	$12,661	$16,286	$14,159
08/2019	$12,239	$16,028	$13,743
09/2019	$12,676	$16,328	$14,233
10/2019	$12,903	$16,681	$14,432
11/2019	$13,330	$17,287	$14,878
12/2019	$13,710	$17,809	$15,288
01/2020	$13,210	$17,802	$14,959
02/2020	$11,897	$16,336	$13,510
03/2020	$9,567	$14,319	$11,201
04/2020	$10,701	$16,154	$12,460
05/2020	$11,185	$16,923	$12,887
06/2020	$11,235	$17,260	$12,802
07/2020	$11,602	$18,233	$13,308
08/2020	$12,070	$19,544	$13,858
09/2020	$11,697	$18,801	$13,518
10/2020	$11,658	$18,301	$13,340
11/2020	$13,516	$20,305	$15,135
12/2020	$14,108	$21,085	$15,715
01/2021	$13,966	$20,872	$15,571
02/2021	$15,087	$21,448	$16,512
03/2021	$16,026	$22,387	$17,484
04/2021	$16,733	$23,582	$18,183
05/2021	$17,199	$23,747	$18,607
06/2021	$16,947	$24,301	$18,394
07/2021	$16,947	$24,878	$18,541
08/2021	$17,277	$25,635	$18,909
09/2021	$16,746	$24,443	$18,251
10/2021	$17,737	$26,155	$19,178
11/2021	$17,005	$25,974	$18,502
12/2021	$18,000	$27,138	$19,669
01/2022	$17,854	$25,734	$19,211
02/2022	$17,547	$24,963	$18,988
03/2022	$17,876	$25,890	$19,524
04/2022	$16,708	$23,632	$18,423
05/2022	$17,402	$23,676	$18,781
06/2022	$15,723	$21,721	$17,140
07/2022	$16,832	$23,724	$18,276
08/2022	$16,424	$22,757	$17,732
09/2022	$14,870	$20,661	$16,177
10/2022	$16,679	$22,333	$17,836
11/2022	$17,715	$23,582	$18,950
12/2022	$17,003	$22,223	$18,186
01/2023	$18,031	$23,619	$19,129
02/2023	$17,351	$23,043	$18,454
03/2023	$16,986	$23,889	$18,369
04/2023	$17,252	$24,262	$18,646
05/2023	$16,605	$24,367	$17,927
06/2023	$17,741	$25,977	$19,118
07/2023	$18,546	$26,812	$19,790
08/2023	$18,081	$26,385	$19,256
09/2023	$17,451	$25,127	$18,513
10/2023	$16,978	$24,599	$17,860
11/2023	$18,181	$26,845	$19,207
12/2023	$19,222	$28,065	$20,271
01/2024	$19,345	$28,536	$20,292
02/2024	$19,995	$30,060	$21,041
03/2024	$21,101	$31,027	$22,092
04/2024	$20,232	$29,760	$21,149
05/2024	$20,934	$31,236	$21,819
06/2024	$20,759	$32,356	$21,614
07/2024	$21,751	$32,750	$22,719
08/2024	$22,243	$33,545	$23,328
09/2024	$22,410	$34,261	$23,652
10/2024	$22,330	$33,950	$23,392

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	31.53%	11.59%	9.01%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	23.96%	10.28%	8.37%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 3,483,740,480
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 18,952,178
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,483,740,480
# of Portfolio Holdings	170
Portfolio Turnover Rate	26%
Total Management Fees Paid	$18,952,178

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Citigroup, Inc.	1.8
Fidelity National Information Services, Inc.	1.8
Comcast Corp., Class A	1.8
Elevance Health, Inc.	1.6
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Wells Fargo & Co.	1.4
American Express Co.	1.3
Entergy Corp.	1.3
F5, Inc.	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	6.2
Investment Companies	3.9
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.0
Materials	4.1
Communication Services	4.3
Consumer Staples	6.0
Utilities	6.9
Consumer Discretionary	7.6
Information Technology	9.8
Energy	9.9
Industrials	12.4
Health Care	13.6
Financials	23.4

Material Fund Change [Text Block]
C000092339
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class C
Trading Symbol	ALVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.72%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 29.51% (with sales charges) and 30.51% (without sales charges) for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 1000® Value Index return of 30.98%.

• Broad market performance during the twelve-month period benefited from the loosening of monetary policy as inflation eased, coinciding with the increased prospect of a soft landing.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach provided strong returns during the period.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,200	$10,269	$10,205
12/2014	$10,166	$10,243	$10,267
01/2015	$9,735	$9,936	$9,857
02/2015	$10,361	$10,507	$10,334
03/2015	$10,196	$10,340	$10,193
04/2015	$10,414	$10,440	$10,289
05/2015	$10,496	$10,574	$10,412
06/2015	$10,238	$10,369	$10,204
07/2015	$10,256	$10,586	$10,249
08/2015	$9,540	$9,948	$9,639
09/2015	$9,105	$9,702	$9,348
10/2015	$9,817	$10,520	$10,053
11/2015	$9,840	$10,551	$10,091
12/2015	$9,444	$10,385	$9,874
01/2016	$8,858	$9,869	$9,364
02/2016	$8,733	$9,856	$9,362
03/2016	$9,352	$10,525	$10,036
04/2016	$9,612	$10,566	$10,247
05/2016	$9,629	$10,755	$10,406
06/2016	$9,478	$10,783	$10,496
07/2016	$9,838	$11,181	$10,801
08/2016	$10,022	$11,196	$10,884
09/2016	$9,993	$11,199	$10,861
10/2016	$9,867	$10,994	$10,693
11/2016	$10,646	$11,401	$11,304
12/2016	$10,831	$11,627	$11,587
01/2017	$10,908	$11,847	$11,669
02/2017	$11,232	$12,318	$12,089
03/2017	$11,198	$12,332	$11,965
04/2017	$11,219	$12,459	$11,943
05/2017	$11,228	$12,634	$11,931
06/2017	$11,484	$12,713	$12,126
07/2017	$11,573	$12,974	$12,287
08/2017	$11,445	$13,014	$12,144
09/2017	$11,932	$13,283	$12,504
10/2017	$12,064	$13,593	$12,595
11/2017	$12,299	$14,009	$12,980
12/2017	$12,553	$14,165	$13,170
01/2018	$13,213	$14,976	$13,679
02/2018	$12,458	$14,424	$13,026
03/2018	$12,175	$14,058	$12,797
04/2018	$12,288	$14,112	$12,839
05/2018	$12,359	$14,451	$12,915
06/2018	$12,416	$14,540	$12,947
07/2018	$12,968	$15,081	$13,460
08/2018	$13,034	$15,573	$13,659
09/2018	$13,053	$15,662	$13,686
10/2018	$12,133	$14,591	$12,977
11/2018	$12,288	$14,888	$13,364
12/2018	$10,936	$13,544	$12,081
01/2019	$12,032	$14,629	$13,021
02/2019	$12,396	$15,099	$13,437
03/2019	$12,375	$15,393	$13,523
04/2019	$12,963	$16,016	$14,003
05/2019	$11,975	$14,998	$13,102
06/2019	$12,874	$16,055	$14,043
07/2019	$12,994	$16,286	$14,159
08/2019	$12,547	$16,028	$13,743
09/2019	$12,989	$16,328	$14,233
10/2019	$13,217	$16,681	$14,432
11/2019	$13,649	$17,287	$14,878
12/2019	$14,029	$17,809	$15,288
01/2020	$13,509	$17,802	$14,959
02/2020	$12,159	$16,336	$13,510
03/2020	$9,774	$14,319	$11,201
04/2020	$10,929	$16,154	$12,460
05/2020	$11,410	$16,923	$12,887
06/2020	$11,461	$17,260	$12,802
07/2020	$11,827	$18,233	$13,308
08/2020	$12,296	$19,544	$13,858
09/2020	$11,913	$18,801	$13,518
10/2020	$11,862	$18,301	$13,340
11/2020	$13,749	$20,305	$15,135
12/2020	$14,336	$21,085	$15,715
01/2021	$14,184	$20,872	$15,571
02/2021	$15,316	$21,448	$16,512
03/2021	$16,262	$22,387	$17,484
04/2021	$16,971	$23,582	$18,183
05/2021	$17,434	$23,747	$18,607
06/2021	$17,163	$24,301	$18,394
07/2021	$17,156	$24,878	$18,541
08/2021	$17,480	$25,635	$18,909
09/2021	$16,924	$24,443	$18,251
10/2021	$17,917	$26,155	$19,178
11/2021	$17,163	$25,974	$18,502
12/2021	$18,156	$27,138	$19,669
01/2022	$17,993	$25,734	$19,211
02/2022	$17,681	$24,963	$18,988
03/2022	$17,993	$25,890	$19,524
04/2022	$16,806	$23,632	$18,423
05/2022	$17,496	$23,676	$18,781
06/2022	$15,797	$21,721	$17,140
07/2022	$16,895	$23,724	$18,276
08/2022	$16,479	$22,757	$17,732
09/2022	$14,906	$20,661	$16,177
10/2022	$16,709	$22,333	$17,836
11/2022	$17,741	$23,582	$18,950
12/2022	$17,021	$22,223	$18,186
01/2023	$18,040	$23,619	$19,129
02/2023	$17,347	$23,043	$18,454
03/2023	$16,970	$23,889	$18,369
04/2023	$17,221	$24,262	$18,646
05/2023	$16,577	$24,367	$17,927
06/2023	$17,698	$25,977	$19,118
07/2023	$18,492	$26,812	$19,790
08/2023	$18,015	$26,385	$19,256
09/2023	$17,372	$25,127	$18,513
10/2023	$16,895	$24,599	$17,860
11/2023	$18,074	$26,845	$19,207
12/2023	$19,096	$28,065	$20,271
01/2024	$19,210	$28,536	$20,292
02/2024	$19,841	$30,060	$21,041
03/2024	$20,928	$31,027	$22,092
04/2024	$20,051	$29,760	$21,149
05/2024	$20,735	$31,236	$21,819
06/2024	$20,551	$32,356	$21,614
07/2024	$21,515	$32,750	$22,719
08/2024	$21,989	$33,545	$23,328
09/2024	$22,138	$34,261	$23,652
10/2024	$22,050	$33,950	$23,392

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	30.51%	10.78%	8.23%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	29.51%	10.78%	8.23%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 3,483,740,480
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 18,952,178
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,483,740,480
# of Portfolio Holdings	170
Portfolio Turnover Rate	26%
Total Management Fees Paid	$18,952,178

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Citigroup, Inc.	1.8
Fidelity National Information Services, Inc.	1.8
Comcast Corp., Class A	1.8
Elevance Health, Inc.	1.6
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Wells Fargo & Co.	1.4
American Express Co.	1.3
Entergy Corp.	1.3
F5, Inc.	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	6.2
Investment Companies	3.9
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.0
Materials	4.1
Communication Services	4.3
Consumer Staples	6.0
Utilities	6.9
Consumer Discretionary	7.6
Information Technology	9.8
Energy	9.9
Industrials	12.4
Health Care	13.6
Financials	23.4

Material Fund Change [Text Block]
C000185590
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class R6
Trading Symbol	AALRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.61%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 32.02% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 1000® Value Index return of 30.98%.

• Broad market performance during the twelve-month period benefited from the loosening of monetary policy as inflation eased, coinciding with the increased prospect of a soft landing.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach provided strong returns during the period.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	S&P 500® Index TR	Russell 1000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,208	$10,269	$10,205
12/2014	$10,183	$10,243	$10,267
01/2015	$9,760	$9,936	$9,857
02/2015	$10,397	$10,507	$10,334
03/2015	$10,243	$10,340	$10,193
04/2015	$10,470	$10,440	$10,289
05/2015	$10,565	$10,574	$10,412
06/2015	$10,313	$10,369	$10,204
07/2015	$10,341	$10,586	$10,249
08/2015	$9,627	$9,948	$9,639
09/2015	$9,197	$9,702	$9,348
10/2015	$9,925	$10,520	$10,053
11/2015	$9,960	$10,551	$10,091
12/2015	$9,568	$10,385	$9,874
01/2016	$8,982	$9,869	$9,364
02/2016	$8,860	$9,856	$9,362
03/2016	$9,502	$10,525	$10,036
04/2016	$9,772	$10,566	$10,247
05/2016	$9,803	$10,755	$10,406
06/2016	$9,654	$10,783	$10,496
07/2016	$10,030	$11,181	$10,801
08/2016	$10,229	$11,196	$10,884
09/2016	$10,210	$11,199	$10,861
10/2016	$10,092	$10,994	$10,693
11/2016	$10,898	$11,401	$11,304
12/2016	$11,097	$11,627	$11,587
01/2017	$11,186	$11,847	$11,669
02/2017	$11,532	$12,318	$12,089
03/2017	$11,504	$12,332	$11,965
04/2017	$11,536	$12,459	$11,943
05/2017	$11,556	$12,634	$11,931
06/2017	$11,834	$12,713	$12,126
07/2017	$11,935	$12,974	$12,287
08/2017	$11,810	$13,014	$12,144
09/2017	$12,325	$13,283	$12,504
10/2017	$12,474	$13,593	$12,595
11/2017	$12,732	$14,009	$12,980
12/2017	$12,992	$14,165	$13,170
01/2018	$13,688	$14,976	$13,679
02/2018	$12,917	$14,424	$13,026
03/2018	$12,631	$14,058	$12,797
04/2018	$12,765	$14,112	$12,839
05/2018	$12,845	$14,451	$12,915
06/2018	$12,912	$14,540	$12,947
07/2018	$13,501	$15,081	$13,460
08/2018	$13,585	$15,573	$13,659
09/2018	$13,617	$15,662	$13,686
10/2018	$12,667	$14,591	$12,977
11/2018	$12,845	$14,888	$13,364
12/2018	$11,439	$13,544	$12,081
01/2019	$12,602	$14,629	$13,021
02/2019	$12,992	$15,099	$13,437
03/2019	$12,987	$15,393	$13,523
04/2019	$13,608	$16,016	$14,003
05/2019	$12,578	$14,998	$13,102
06/2019	$13,544	$16,055	$14,043
07/2019	$13,677	$16,286	$14,159
08/2019	$13,218	$16,028	$13,743
09/2019	$13,696	$16,328	$14,233
10/2019	$13,953	$16,681	$14,432
11/2019	$14,416	$17,287	$14,878
12/2019	$14,833	$17,809	$15,288
01/2020	$14,297	$17,802	$14,959
02/2020	$12,882	$16,336	$13,510
03/2020	$10,361	$14,319	$11,201
04/2020	$11,602	$16,154	$12,460
05/2020	$12,128	$16,923	$12,887
06/2020	$12,193	$17,260	$12,802
07/2020	$12,594	$18,233	$13,308
08/2020	$13,104	$19,544	$13,858
09/2020	$12,708	$18,801	$13,518
10/2020	$12,665	$18,301	$13,340
11/2020	$14,687	$20,305	$15,135
12/2020	$15,334	$21,085	$15,715
01/2021	$15,184	$20,872	$15,571
02/2021	$16,407	$21,448	$16,512
03/2021	$17,436	$22,387	$17,484
04/2021	$18,216	$23,582	$18,183
05/2021	$18,728	$23,747	$18,607
06/2021	$18,453	$24,301	$18,394
07/2021	$18,460	$24,878	$18,541
08/2021	$18,828	$25,635	$18,909
09/2021	$18,247	$24,443	$18,251
10/2021	$19,333	$26,155	$19,178
11/2021	$18,534	$25,974	$18,502
12/2021	$19,625	$27,138	$19,669
01/2022	$19,472	$25,734	$19,211
02/2022	$19,152	$24,963	$18,988
03/2022	$19,499	$25,890	$19,524
04/2022	$18,234	$23,632	$18,423
05/2022	$18,999	$23,676	$18,781
06/2022	$17,170	$21,721	$17,140
07/2022	$18,380	$23,724	$18,276
08/2022	$17,942	$22,757	$17,732
09/2022	$16,245	$20,661	$16,177
10/2022	$18,227	$22,333	$17,836
11/2022	$19,367	$23,582	$18,950
12/2022	$18,596	$22,223	$18,186
01/2023	$19,733	$23,619	$19,129
02/2023	$18,985	$23,043	$18,454
03/2023	$18,596	$23,889	$18,369
04/2023	$18,892	$24,262	$18,646
05/2023	$18,198	$24,367	$17,927
06/2023	$19,444	$25,977	$19,118
07/2023	$20,332	$26,812	$19,790
08/2023	$19,834	$26,385	$19,256
09/2023	$19,141	$25,127	$18,513
10/2023	$18,627	$24,599	$17,860
11/2023	$19,951	$26,845	$19,207
12/2023	$21,103	$28,065	$20,271
01/2024	$21,243	$28,536	$20,292
02/2024	$21,965	$30,060	$21,041
03/2024	$23,187	$31,027	$22,092
04/2024	$22,235	$29,760	$21,149
05/2024	$23,015	$31,236	$21,819
06/2024	$22,834	$32,356	$21,614
07/2024	$23,926	$32,750	$22,719
08/2024	$24,475	$33,545	$23,328
09/2024	$24,672	$34,261	$23,652
10/2024	$24,590	$33,950	$23,392

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	32.02%	12.00%	9.41%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 3,483,740,480
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 18,952,178
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,483,740,480
# of Portfolio Holdings	170
Portfolio Turnover Rate	26%
Total Management Fees Paid	$18,952,178

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Citigroup, Inc.	1.8
Fidelity National Information Services, Inc.	1.8
Comcast Corp., Class A	1.8
Elevance Health, Inc.	1.6
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Wells Fargo & Co.	1.4
American Express Co.	1.3
Entergy Corp.	1.3
F5, Inc.	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	6.2
Investment Companies	3.9
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.0
Materials	4.1
Communication Services	4.3
Consumer Staples	6.0
Utilities	6.9
Consumer Discretionary	7.6
Information Technology	9.8
Energy	9.9
Industrials	12.4
Health Care	13.6
Financials	23.4

Material Fund Change [Text Block]
C000004768
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class R5
Trading Symbol	AVFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$90	0.79%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 28.05% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 2000® Value Index return of 31.77%.

• Broad market performance during the period was primarily driven by a 50-basis point interest rate cut, the first since the pandemic and increasing optimism that the U.S. economy could avoid a recession.

• The Fund’s focus is on finding undervalued, high-quality companies with above average earnings growth.

• The Fund's performance was positive in ten of the eleven sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Industrials and Financials sectors were the top contributors to the Fund's positive relative performance, while holdings in the Consumer Discretionary, Materials and Health Care sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	S&P 500® Index TR	Russell 2000® Value Index
10/2014	$250,000	$250,000	$250,000
11/2014	$250,450	$256,724	$248,838
12/2014	$256,061	$256,077	$255,637
01/2015	$244,928	$248,389	$244,997
02/2015	$260,453	$262,665	$256,374
03/2015	$264,028	$258,511	$260,700
04/2015	$259,330	$260,991	$255,132
05/2015	$262,700	$264,347	$257,246
06/2015	$263,517	$259,230	$257,582
07/2015	$258,002	$264,661	$250,477
08/2015	$246,052	$248,693	$238,176
09/2015	$238,289	$242,539	$229,931
10/2015	$252,180	$262,999	$242,805
11/2015	$257,491	$263,781	$249,708
12/2015	$243,165	$259,620	$236,544
01/2016	$226,925	$246,737	$220,653
02/2016	$229,740	$246,404	$222,158
03/2016	$249,120	$263,120	$240,572
04/2016	$251,177	$264,140	$245,668
05/2016	$255,508	$268,883	$250,171
06/2016	$252,043	$269,580	$250,932
07/2016	$264,818	$279,519	$264,471
08/2016	$269,474	$279,912	$271,043
09/2016	$270,881	$279,964	$273,179
10/2016	$263,628	$274,857	$264,201
11/2016	$298,922	$285,037	$299,267
12/2016	$308,170	$290,671	$311,626
01/2017	$309,508	$296,184	$309,401
02/2017	$312,631	$307,944	$313,878
03/2017	$311,404	$308,303	$311,221
04/2017	$311,739	$311,470	$312,446
05/2017	$300,697	$315,853	$302,716
06/2017	$310,066	$317,824	$313,306
07/2017	$311,739	$324,360	$315,288
08/2017	$303,039	$325,353	$307,539
09/2017	$324,677	$332,064	$329,314
10/2017	$329,138	$339,813	$329,746
11/2017	$337,950	$350,235	$339,288
12/2017	$334,907	$354,129	$336,050
01/2018	$341,994	$374,404	$340,191
02/2018	$325,255	$360,605	$323,182
03/2018	$328,187	$351,441	$327,179
04/2018	$331,242	$352,789	$332,850
05/2018	$347,248	$361,285	$352,214
06/2018	$349,447	$363,509	$354,347
07/2018	$355,434	$377,036	$360,603
08/2018	$365,820	$389,322	$369,193
09/2018	$357,023	$391,538	$360,033
10/2018	$319,390	$364,776	$327,797
11/2018	$324,277	$372,210	$333,082
12/2018	$282,568	$338,603	$292,821
01/2019	$316,375	$365,737	$324,849
02/2019	$330,743	$377,480	$337,475
03/2019	$317,220	$384,815	$327,745
04/2019	$334,546	$400,396	$340,139
05/2019	$299,472	$374,952	$312,357
06/2019	$322,855	$401,377	$332,252
07/2019	$326,095	$407,146	$332,786
08/2019	$302,712	$400,696	$314,214
09/2019	$319,333	$408,193	$330,348
10/2019	$325,813	$417,035	$338,350
11/2019	$336,518	$432,173	$346,272
12/2019	$349,008	$445,216	$358,395
01/2020	$330,073	$445,042	$339,064
02/2020	$294,928	$408,406	$306,116
03/2020	$214,884	$357,963	$230,590
04/2020	$245,582	$403,852	$259,035
05/2020	$257,919	$423,086	$266,469
06/2020	$262,652	$431,500	$274,184
07/2020	$271,976	$455,830	$279,840
08/2020	$284,600	$488,596	$294,915
09/2020	$271,259	$470,031	$281,192
10/2020	$283,452	$457,531	$291,249
11/2020	$335,811	$507,614	$347,479
12/2020	$363,131	$527,131	$375,004
01/2021	$370,223	$521,809	$394,734
02/2021	$411,037	$536,198	$431,819
03/2021	$434,339	$559,681	$454,385
04/2021	$444,615	$589,551	$463,576
05/2021	$456,628	$593,668	$478,002
06/2021	$445,049	$607,527	$475,105
07/2021	$435,063	$621,959	$458,099
08/2021	$441,431	$640,870	$470,365
09/2021	$435,786	$611,063	$460,942
10/2021	$451,417	$653,876	$478,517
11/2021	$440,273	$649,345	$462,172
12/2021	$465,369	$678,446	$481,020
01/2022	$444,762	$643,338	$452,974
02/2022	$456,769	$624,076	$460,469
03/2022	$461,637	$647,248	$469,479
04/2022	$427,400	$590,806	$433,045
05/2022	$442,166	$591,890	$441,356
06/2022	$394,136	$543,033	$397,756
07/2022	$433,566	$593,104	$436,265
08/2022	$422,207	$568,916	$422,470
09/2022	$377,423	$516,519	$379,419
10/2022	$435,675	$558,337	$427,185
11/2022	$457,418	$589,540	$440,236
12/2022	$429,162	$555,574	$411,352
01/2023	$470,681	$590,482	$450,606
02/2023	$466,281	$576,075	$440,217
03/2023	$437,389	$597,225	$408,650
04/2023	$426,101	$606,547	$398,459
05/2023	$415,577	$609,184	$390,621
06/2023	$456,331	$649,436	$421,651
07/2023	$486,945	$670,299	$453,470
08/2023	$468,194	$659,627	$431,656
09/2023	$448,104	$628,177	$409,174
10/2023	$417,873	$614,969	$384,767
11/2023	$450,591	$671,131	$419,401
12/2023	$500,761	$701,621	$471,601
01/2024	$481,887	$713,411	$450,178
02/2024	$497,549	$751,504	$464,906
03/2024	$523,249	$775,683	$485,281
04/2024	$494,537	$744,001	$454,360
05/2024	$518,230	$780,892	$475,609
06/2024	$501,966	$808,912	$467,593
07/2024	$550,757	$818,758	$524,580
08/2024	$540,316	$838,619	$514,733
09/2024	$542,123	$856,529	$515,062
10/2024	$535,096	$848,762	$507,005

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	28.05%	10.43%	7.91%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 2000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 4,602,724,944
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 32,443,065
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,602,724,944
# of Portfolio Holdings	454
Portfolio Turnover Rate	52%
Total Management Fees Paid	$32,443,065

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

F5, Inc.	1.3
Columbia Banking System, Inc.	1.3
NOV, Inc.	1.2
Greenbrier Cos., Inc.	1.1
Avnet, Inc.	1.1
Texas Capital Bancshares, Inc.	1.0
Coherent Corp.	1.0
HA Sustainable Infrastructure Capital, Inc.	0.9
Enerpac Tool Group Corp.	0.9
Fluor Corp.	0.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Investment Companies	4.5
Foreign Common Stocks	4.1
Securities Lending Collateral	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.3
Communication Services	2.4
Utilities	2.7
Health Care	3.4
Real Estate	5.5
Materials	7.2
Energy	7.3
Information Technology	10.6
Consumer Discretionary	12.6
Industrials	20.7
Financials	25.3

Material Fund Change [Text Block]
C000004769
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Trading Symbol	AVPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$130	1.14%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 27.60% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 2000® Value Index return of 31.77%.

• Broad market performance during the period was primarily driven by a 50-basis point interest rate cut, the first since the pandemic and increasing optimism that the U.S. economy could avoid a recession.

• The Fund’s focus is on finding undervalued, high-quality companies with above average earnings growth.

• The Fund's performance was positive in ten of the eleven sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Industrials and Financials sectors were the top contributors to the Fund's positive relative performance, while holdings in the Consumer Discretionary, Materials and Health Care sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	S&P 500® Index TR	Russell 2000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,015	$10,269	$9,954
12/2014	$10,235	$10,243	$10,225
01/2015	$9,789	$9,936	$9,800
02/2015	$10,404	$10,507	$10,255
03/2015	$10,547	$10,340	$10,428
04/2015	$10,353	$10,440	$10,205
05/2015	$10,484	$10,574	$10,290
06/2015	$10,513	$10,369	$10,303
07/2015	$10,290	$10,586	$10,019
08/2015	$9,814	$9,948	$9,527
09/2015	$9,498	$9,702	$9,197
10/2015	$10,050	$10,520	$9,712
11/2015	$10,261	$10,551	$9,988
12/2015	$9,686	$10,385	$9,462
01/2016	$9,036	$9,869	$8,826
02/2016	$9,152	$9,856	$8,886
03/2016	$9,918	$10,525	$9,623
04/2016	$9,998	$10,566	$9,827
05/2016	$10,168	$10,755	$10,007
06/2016	$10,025	$10,783	$10,037
07/2016	$10,533	$11,181	$10,579
08/2016	$10,711	$11,196	$10,842
09/2016	$10,765	$11,199	$10,927
10/2016	$10,480	$10,994	$10,568
11/2016	$11,874	$11,401	$11,971
12/2016	$12,238	$11,627	$12,465
01/2017	$12,289	$11,847	$12,376
02/2017	$12,412	$12,318	$12,555
03/2017	$12,357	$12,332	$12,449
04/2017	$12,367	$12,459	$12,498
05/2017	$11,927	$12,634	$12,109
06/2017	$12,298	$12,713	$12,532
07/2017	$12,357	$12,974	$12,612
08/2017	$12,009	$13,014	$12,302
09/2017	$12,866	$13,283	$13,173
10/2017	$13,040	$13,593	$13,190
11/2017	$13,384	$14,009	$13,572
12/2017	$13,260	$14,165	$13,442
01/2018	$13,542	$14,976	$13,608
02/2018	$12,869	$14,424	$12,927
03/2018	$12,984	$14,058	$13,087
04/2018	$13,100	$14,112	$13,314
05/2018	$13,732	$14,451	$14,089
06/2018	$13,813	$14,540	$14,174
07/2018	$14,044	$15,081	$14,424
08/2018	$14,455	$15,573	$14,768
09/2018	$14,104	$15,662	$14,401
10/2018	$12,613	$14,591	$13,112
11/2018	$12,803	$14,888	$13,323
12/2018	$11,153	$13,544	$11,713
01/2019	$12,487	$14,629	$12,994
02/2019	$13,049	$15,099	$13,499
03/2019	$12,510	$15,393	$13,110
04/2019	$13,188	$16,016	$13,606
05/2019	$11,803	$14,998	$12,494
06/2019	$12,719	$16,055	$13,290
07/2019	$12,846	$16,286	$13,311
08/2019	$11,924	$16,028	$12,569
09/2019	$12,568	$16,328	$13,214
10/2019	$12,823	$16,681	$13,534
11/2019	$13,240	$17,287	$13,851
12/2019	$13,727	$17,809	$14,336
01/2020	$12,979	$17,802	$13,563
02/2020	$11,595	$16,336	$12,245
03/2020	$8,444	$14,319	$9,224
04/2020	$9,652	$16,154	$10,361
05/2020	$10,129	$16,923	$10,659
06/2020	$10,317	$17,260	$10,967
07/2020	$10,682	$18,233	$11,194
08/2020	$11,171	$19,544	$11,797
09/2020	$10,641	$18,801	$11,248
10/2020	$11,118	$18,301	$11,650
11/2020	$13,173	$20,305	$13,899
12/2020	$14,235	$21,085	$15,000
01/2021	$14,513	$20,872	$15,789
02/2021	$16,107	$21,448	$17,273
03/2021	$17,014	$22,387	$18,175
04/2021	$17,417	$23,582	$18,543
05/2021	$17,879	$23,747	$19,120
06/2021	$17,417	$24,301	$19,004
07/2021	$17,026	$24,878	$18,324
08/2021	$17,269	$25,635	$18,815
09/2021	$17,044	$24,443	$18,438
10/2021	$17,648	$26,155	$19,141
11/2021	$17,204	$25,974	$18,487
12/2021	$18,181	$27,138	$19,241
01/2022	$17,376	$25,734	$18,119
02/2022	$17,842	$24,963	$18,419
03/2022	$18,028	$25,890	$18,779
04/2022	$16,684	$23,632	$17,322
05/2022	$17,256	$23,676	$17,654
06/2022	$15,379	$21,721	$15,910
07/2022	$16,910	$23,724	$17,451
08/2022	$16,464	$22,757	$16,899
09/2022	$14,707	$20,661	$15,177
10/2022	$16,976	$22,333	$17,087
11/2022	$17,822	$23,582	$17,609
12/2022	$16,716	$22,223	$16,454
01/2023	$18,326	$23,619	$18,024
02/2023	$18,152	$23,043	$17,609
03/2023	$17,016	$23,889	$16,346
04/2023	$16,574	$24,262	$15,938
05/2023	$16,164	$24,367	$15,625
06/2023	$17,742	$25,977	$16,866
07/2023	$18,933	$26,812	$18,139
08/2023	$18,199	$26,385	$17,266
09/2023	$17,411	$25,127	$16,367
10/2023	$16,227	$24,599	$15,391
11/2023	$17,489	$26,845	$16,776
12/2023	$19,440	$28,065	$18,864
01/2024	$18,696	$28,536	$18,007
02/2024	$19,300	$30,060	$18,596
03/2024	$20,301	$31,027	$19,411
04/2024	$19,176	$29,760	$18,174
05/2024	$20,086	$31,236	$19,024
06/2024	$19,449	$32,356	$18,704
07/2024	$21,335	$32,750	$20,983
08/2024	$20,929	$33,545	$20,589
09/2024	$20,987	$34,261	$20,602
10/2024	$20,706	$33,950	$20,280

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	27.60%	10.06%	7.55%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 2000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 4,602,724,944
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 32,443,065
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,602,724,944
# of Portfolio Holdings	454
Portfolio Turnover Rate	52%
Total Management Fees Paid	$32,443,065

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

F5, Inc.	1.3
Columbia Banking System, Inc.	1.3
NOV, Inc.	1.2
Greenbrier Cos., Inc.	1.1
Avnet, Inc.	1.1
Texas Capital Bancshares, Inc.	1.0
Coherent Corp.	1.0
HA Sustainable Infrastructure Capital, Inc.	0.9
Enerpac Tool Group Corp.	0.9
Fluor Corp.	0.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Investment Companies	4.5
Foreign Common Stocks	4.1
Securities Lending Collateral	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.3
Communication Services	2.4
Utilities	2.7
Health Care	3.4
Real Estate	5.5
Materials	7.2
Energy	7.3
Information Technology	10.6
Consumer Discretionary	12.6
Industrials	20.7
Financials	25.3

Material Fund Change [Text Block]
C000004770
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class Advisor
Trading Symbol	AASSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$147	1.29%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Advisor Class of the Fund returned 27.40% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 2000® Value Index return of 31.77%.

• Broad market performance during the period was primarily driven by a 50-basis point interest rate cut, the first since the pandemic and increasing optimism that the U.S. economy could avoid a recession.

• The Fund’s focus is on finding undervalued, high-quality companies with above average earnings growth.

• The Fund's performance was positive in ten of the eleven sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Industrials and Financials sectors were the top contributors to the Fund's positive relative performance, while holdings in the Consumer Discretionary, Materials and Health Care sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Advisor	S&P 500® Index TR	Russell 2000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,015	$10,269	$9,954
12/2014	$10,232	$10,243	$10,225
01/2015	$9,790	$9,936	$9,800
02/2015	$10,402	$10,507	$10,255
03/2015	$10,543	$10,340	$10,428
04/2015	$10,347	$10,440	$10,205
05/2015	$10,479	$10,574	$10,290
06/2015	$10,509	$10,369	$10,303
07/2015	$10,283	$10,586	$10,019
08/2015	$9,802	$9,948	$9,527
09/2015	$9,488	$9,702	$9,197
10/2015	$10,041	$10,520	$9,712
11/2015	$10,249	$10,551	$9,988
12/2015	$9,670	$10,385	$9,462
01/2016	$9,023	$9,869	$8,826
02/2016	$9,135	$9,856	$8,886
03/2016	$9,900	$10,525	$9,623
04/2016	$9,976	$10,566	$9,827
05/2016	$10,142	$10,755	$10,007
06/2016	$9,999	$10,783	$10,037
07/2016	$10,502	$11,181	$10,579
08/2016	$10,682	$11,196	$10,842
09/2016	$10,732	$11,199	$10,927
10/2016	$10,444	$10,994	$10,568
11/2016	$11,838	$11,401	$11,971
12/2016	$12,197	$11,627	$12,465
01/2017	$12,248	$11,847	$12,376
02/2017	$12,368	$12,318	$12,555
03/2017	$12,313	$12,332	$12,449
04/2017	$12,322	$12,459	$12,498
05/2017	$11,878	$12,634	$12,109
06/2017	$12,243	$12,713	$12,532
07/2017	$12,303	$12,974	$12,612
08/2017	$11,957	$13,014	$12,302
09/2017	$12,807	$13,283	$13,173
10/2017	$12,978	$13,593	$13,190
11/2017	$13,315	$14,009	$13,572
12/2017	$13,194	$14,165	$13,442
01/2018	$13,467	$14,976	$13,608
02/2018	$12,800	$14,424	$12,927
03/2018	$12,911	$14,058	$13,087
04/2018	$13,027	$14,112	$13,314
05/2018	$13,650	$14,451	$14,089
06/2018	$13,731	$14,540	$14,174
07/2018	$13,963	$15,081	$14,424
08/2018	$14,368	$15,573	$14,768
09/2018	$14,014	$15,662	$14,401
10/2018	$12,532	$14,591	$13,112
11/2018	$12,719	$14,888	$13,323
12/2018	$11,077	$13,544	$11,713
01/2019	$12,396	$14,629	$12,994
02/2019	$12,956	$15,099	$13,499
03/2019	$12,419	$15,393	$13,110
04/2019	$13,090	$16,016	$13,606
05/2019	$11,713	$14,998	$12,494
06/2019	$12,624	$16,055	$13,290
07/2019	$12,740	$16,286	$13,311
08/2019	$11,824	$16,028	$12,569
09/2019	$12,466	$16,328	$13,214
10/2019	$12,717	$16,681	$13,534
11/2019	$13,131	$17,287	$13,851
12/2019	$13,617	$17,809	$14,336
01/2020	$12,871	$17,802	$13,563
02/2020	$11,498	$16,336	$12,245
03/2020	$8,378	$14,319	$9,224
04/2020	$9,568	$16,154	$10,361
05/2020	$10,047	$16,923	$10,659
06/2020	$10,225	$17,260	$10,967
07/2020	$10,586	$18,233	$11,194
08/2020	$11,071	$19,544	$11,797
09/2020	$10,545	$18,801	$11,248
10/2020	$11,012	$18,301	$11,650
11/2020	$13,049	$20,305	$13,899
12/2020	$14,098	$21,085	$15,000
01/2021	$14,372	$20,872	$15,789
02/2021	$15,949	$21,448	$17,273
03/2021	$16,842	$22,387	$18,175
04/2021	$17,240	$23,582	$18,543
05/2021	$17,693	$23,747	$19,120
06/2021	$17,240	$24,301	$19,004
07/2021	$16,848	$24,878	$18,324
08/2021	$17,086	$25,635	$18,815
09/2021	$16,860	$24,443	$18,438
10/2021	$17,461	$26,155	$19,141
11/2021	$17,014	$25,974	$18,487
12/2021	$17,983	$27,138	$19,241
01/2022	$17,176	$25,734	$18,119
02/2022	$17,636	$24,963	$18,419
03/2022	$17,816	$25,890	$18,779
04/2022	$16,488	$23,632	$17,322
05/2022	$17,056	$23,676	$17,654
06/2022	$15,194	$21,721	$15,910
07/2022	$16,709	$23,724	$17,451
08/2022	$16,262	$22,757	$16,899
09/2022	$14,527	$20,661	$15,177
10/2022	$16,769	$22,333	$17,087
11/2022	$17,603	$23,582	$17,609
12/2022	$16,501	$22,223	$16,454
01/2023	$18,093	$23,619	$18,024
02/2023	$17,919	$23,043	$17,609
03/2023	$16,794	$23,889	$16,346
04/2023	$16,359	$24,262	$15,938
05/2023	$15,947	$24,367	$15,625
06/2023	$17,507	$25,977	$16,866
07/2023	$18,679	$26,812	$18,139
08/2023	$17,950	$26,385	$17,266
09/2023	$17,167	$25,127	$16,367
10/2023	$16,003	$24,599	$15,391
11/2023	$17,246	$26,845	$16,776
12/2023	$19,160	$28,065	$18,864
01/2024	$18,430	$28,536	$18,007
02/2024	$19,027	$30,060	$18,596
03/2024	$20,006	$31,027	$19,411
04/2024	$18,894	$29,760	$18,174
05/2024	$19,791	$31,236	$19,024
06/2024	$19,160	$32,356	$18,704
07/2024	$21,010	$32,750	$20,983
08/2024	$20,612	$33,545	$20,589
09/2024	$20,670	$34,261	$20,602
10/2024	$20,388	$33,950	$20,280

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Advisor ClassFootnote Reference1	27.40%	9.90%	7.38%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 2000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 4,602,724,944
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 32,443,065
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,602,724,944
# of Portfolio Holdings	454
Portfolio Turnover Rate	52%
Total Management Fees Paid	$32,443,065

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

F5, Inc.	1.3
Columbia Banking System, Inc.	1.3
NOV, Inc.	1.2
Greenbrier Cos., Inc.	1.1
Avnet, Inc.	1.1
Texas Capital Bancshares, Inc.	1.0
Coherent Corp.	1.0
HA Sustainable Infrastructure Capital, Inc.	0.9
Enerpac Tool Group Corp.	0.9
Fluor Corp.	0.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Investment Companies	4.5
Foreign Common Stocks	4.1
Securities Lending Collateral	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.3
Communication Services	2.4
Utilities	2.7
Health Care	3.4
Real Estate	5.5
Materials	7.2
Energy	7.3
Information Technology	10.6
Consumer Discretionary	12.6
Industrials	20.7
Financials	25.3

Material Fund Change [Text Block]
C000079123
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class Y
Trading Symbol	ABSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$98	0.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 27.97% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 2000® Value Index return of 31.77%.

• Broad market performance during the period was primarily driven by a 50-basis point interest rate cut, the first since the pandemic and increasing optimism that the U.S. economy could avoid a recession.

• The Fund’s focus is on finding undervalued, high-quality companies with above average earnings growth.

• The Fund's performance was positive in ten of the eleven sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Industrials and Financials sectors were the top contributors to the Fund's positive relative performance, while holdings in the Consumer Discretionary, Materials and Health Care sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 2000® Value Index
10/2014	$100,000	$100,000	$100,000
11/2014	$100,182	$102,689	$99,535
12/2014	$102,405	$102,431	$102,255
01/2015	$97,987	$99,356	$97,999
02/2015	$104,139	$105,066	$102,550
03/2015	$105,585	$103,404	$104,280
04/2015	$103,685	$104,396	$102,053
05/2015	$105,048	$105,739	$102,899
06/2015	$105,337	$103,692	$103,033
07/2015	$103,148	$105,864	$100,191
08/2015	$98,358	$99,477	$95,271
09/2015	$95,220	$97,016	$91,973
10/2015	$100,795	$105,199	$97,122
11/2015	$102,901	$105,512	$99,883
12/2015	$97,181	$103,848	$94,618
01/2016	$90,659	$98,695	$88,261
02/2016	$91,797	$98,562	$88,863
03/2016	$99,545	$105,248	$96,229
04/2016	$100,377	$105,656	$98,267
05/2016	$102,084	$107,553	$100,069
06/2016	$100,683	$107,832	$100,373
07/2016	$105,761	$111,808	$105,788
08/2016	$107,643	$111,965	$108,417
09/2016	$108,169	$111,986	$109,272
10/2016	$105,323	$109,943	$105,680
11/2016	$119,375	$114,015	$119,707
12/2016	$123,045	$116,268	$124,650
01/2017	$123,586	$118,473	$123,761
02/2017	$124,848	$123,178	$125,551
03/2017	$124,352	$123,321	$124,488
04/2017	$124,443	$124,588	$124,978
05/2017	$120,069	$126,341	$121,086
06/2017	$123,766	$127,130	$125,322
07/2017	$124,443	$129,744	$126,115
08/2017	$120,926	$130,141	$123,016
09/2017	$129,583	$132,826	$131,726
10/2017	$131,341	$135,925	$131,898
11/2017	$134,858	$140,094	$135,715
12/2017	$133,684	$141,652	$134,420
01/2018	$136,501	$149,762	$136,076
02/2018	$129,780	$144,242	$129,273
03/2018	$130,966	$140,576	$130,872
04/2018	$132,152	$141,116	$133,140
05/2018	$138,527	$144,514	$140,886
06/2018	$139,417	$145,403	$141,739
07/2018	$141,740	$150,814	$144,241
08/2018	$145,940	$155,729	$147,677
09/2018	$142,431	$156,615	$144,013
10/2018	$127,358	$145,910	$131,119
11/2018	$129,335	$148,884	$133,233
12/2018	$112,701	$135,441	$117,128
01/2019	$126,161	$146,295	$129,940
02/2019	$131,865	$150,992	$134,990
03/2019	$126,503	$153,926	$131,098
04/2019	$133,348	$160,158	$136,056
05/2019	$119,374	$149,981	$124,943
06/2019	$128,671	$160,551	$132,901
07/2019	$129,983	$162,858	$133,115
08/2019	$120,629	$160,278	$125,686
09/2019	$127,245	$163,277	$132,139
10/2019	$129,812	$166,814	$135,340
11/2019	$134,089	$172,869	$138,509
12/2019	$139,036	$178,087	$143,358
01/2020	$131,489	$178,017	$135,626
02/2020	$117,499	$163,363	$122,446
03/2020	$85,628	$143,185	$92,236
04/2020	$97,819	$161,541	$103,614
05/2020	$102,695	$169,235	$106,588
06/2020	$104,611	$172,600	$109,674
07/2020	$108,326	$182,332	$111,936
08/2020	$113,319	$195,438	$117,966
09/2020	$107,978	$188,012	$112,477
10/2020	$112,854	$183,012	$116,500
11/2020	$133,695	$203,046	$138,992
12/2020	$144,537	$210,852	$150,002
01/2021	$147,347	$208,724	$157,894
02/2021	$163,563	$214,479	$172,727
03/2021	$172,871	$223,872	$181,754
04/2021	$176,969	$235,820	$185,430
05/2021	$181,710	$237,467	$191,201
06/2021	$177,086	$243,011	$190,042
07/2021	$173,105	$248,784	$183,240
08/2021	$175,622	$256,348	$188,146
09/2021	$173,398	$244,425	$184,377
10/2021	$179,603	$261,550	$191,407
11/2021	$175,095	$259,738	$184,869
12/2021	$185,116	$271,378	$192,408
01/2022	$176,901	$257,335	$181,190
02/2022	$181,633	$249,630	$184,188
03/2022	$183,604	$258,899	$187,792
04/2022	$170,002	$236,323	$173,218
05/2022	$175,850	$236,756	$176,542
06/2022	$156,727	$217,213	$159,102
07/2022	$172,367	$237,241	$174,506
08/2022	$167,833	$227,566	$168,988
09/2022	$150,025	$206,608	$151,768
10/2022	$173,222	$223,335	$170,874
11/2022	$181,830	$235,816	$176,095
12/2022	$170,622	$222,229	$164,541
01/2023	$187,094	$236,193	$180,242
02/2023	$185,385	$230,430	$176,087
03/2023	$173,808	$238,890	$163,460
04/2023	$169,301	$242,619	$159,384
05/2023	$165,106	$243,673	$156,249
06/2023	$181,267	$259,774	$168,660
07/2023	$193,465	$268,119	$181,388
08/2023	$186,006	$263,851	$172,662
09/2023	$178,004	$251,271	$163,670
10/2023	$165,961	$245,987	$153,907
11/2023	$178,936	$268,452	$167,761
12/2023	$198,927	$280,648	$188,640
01/2024	$191,342	$285,364	$180,071
02/2024	$197,622	$300,602	$185,962
03/2024	$207,817	$310,273	$194,112
04/2024	$196,399	$297,600	$181,744
05/2024	$205,778	$312,357	$190,244
06/2024	$199,335	$323,565	$187,037
07/2024	$218,665	$327,503	$209,832
08/2024	$214,505	$335,447	$205,893
09/2024	$215,239	$342,612	$206,025
10/2024	$212,385	$339,505	$202,802

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	27.97%	10.35%	7.82%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 2000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 4,602,724,944
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 32,443,065
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,602,724,944
# of Portfolio Holdings	454
Portfolio Turnover Rate	52%
Total Management Fees Paid	$32,443,065

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

F5, Inc.	1.3
Columbia Banking System, Inc.	1.3
NOV, Inc.	1.2
Greenbrier Cos., Inc.	1.1
Avnet, Inc.	1.1
Texas Capital Bancshares, Inc.	1.0
Coherent Corp.	1.0
HA Sustainable Infrastructure Capital, Inc.	0.9
Enerpac Tool Group Corp.	0.9
Fluor Corp.	0.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Investment Companies	4.5
Foreign Common Stocks	4.1
Securities Lending Collateral	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.3
Communication Services	2.4
Utilities	2.7
Health Care	3.4
Real Estate	5.5
Materials	7.2
Energy	7.3
Information Technology	10.6
Consumer Discretionary	12.6
Industrials	20.7
Financials	25.3

Material Fund Change [Text Block]
C000089424
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class A
Trading Symbol	ABSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.21%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 20.16% (with sales charges) and 27.50% (without sales charges) for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 2000® Value Index return of 31.77%.

• Broad market performance during the period was primarily driven by a 50-basis point interest rate cut, the first since the pandemic and increasing optimism that the U.S. economy could avoid a recession.

• The Fund’s focus is on finding undervalued, high-quality companies with above average earnings growth.

• The Fund's performance was positive in ten of the eleven sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Industrials and Financials sectors were the top contributors to the Fund's positive relative performance, while holdings in the Consumer Discretionary, Materials and Health Care sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	S&P 500® Index TR	Russell 2000® Value Index
10/2014	$9,427	$10,000	$10,000
11/2014	$9,441	$10,269	$9,954
12/2014	$9,645	$10,243	$10,225
01/2015	$9,227	$9,936	$9,800
02/2015	$9,806	$10,507	$10,255
03/2015	$9,939	$10,340	$10,428
04/2015	$9,758	$10,440	$10,205
05/2015	$9,879	$10,574	$10,290
06/2015	$9,907	$10,369	$10,303
07/2015	$9,698	$10,586	$10,019
08/2015	$9,247	$9,948	$9,527
09/2015	$8,950	$9,702	$9,197
10/2015	$9,468	$10,520	$9,712
11/2015	$9,666	$10,551	$9,988
12/2015	$9,122	$10,385	$9,462
01/2016	$8,512	$9,869	$8,826
02/2016	$8,619	$9,856	$8,886
03/2016	$9,339	$10,525	$9,623
04/2016	$9,416	$10,566	$9,827
05/2016	$9,573	$10,755	$10,007
06/2016	$9,441	$10,783	$10,037
07/2016	$9,914	$11,181	$10,579
08/2016	$10,085	$11,196	$10,842
09/2016	$10,136	$11,199	$10,927
10/2016	$9,863	$10,994	$10,568
11/2016	$11,180	$11,401	$11,971
12/2016	$11,521	$11,627	$12,465
01/2017	$11,565	$11,847	$12,376
02/2017	$11,683	$12,318	$12,555
03/2017	$11,631	$12,332	$12,449
04/2017	$11,639	$12,459	$12,498
05/2017	$11,223	$12,634	$12,109
06/2017	$11,569	$12,713	$12,532
07/2017	$11,626	$12,974	$12,612
08/2017	$11,298	$13,014	$12,302
09/2017	$12,104	$13,283	$13,173
10/2017	$12,266	$13,593	$13,190
11/2017	$12,586	$14,009	$13,572
12/2017	$12,473	$14,165	$13,442
01/2018	$12,733	$14,976	$13,608
02/2018	$12,103	$14,424	$12,927
03/2018	$12,213	$14,058	$13,087
04/2018	$12,319	$14,112	$13,314
05/2018	$12,911	$14,451	$14,089
06/2018	$12,987	$14,540	$14,174
07/2018	$13,204	$15,081	$14,424
08/2018	$13,589	$15,573	$14,768
09/2018	$13,257	$15,662	$14,401
10/2018	$11,853	$14,591	$13,112
11/2018	$12,031	$14,888	$13,323
12/2018	$10,480	$13,544	$11,713
01/2019	$11,732	$14,629	$12,994
02/2019	$12,261	$15,099	$13,499
03/2019	$11,754	$15,393	$13,110
04/2019	$12,389	$16,016	$13,606
05/2019	$11,087	$14,998	$12,494
06/2019	$11,949	$16,055	$13,290
07/2019	$12,066	$16,286	$13,311
08/2019	$11,198	$16,028	$12,569
09/2019	$11,804	$16,328	$13,214
10/2019	$12,038	$16,681	$13,534
11/2019	$12,427	$17,287	$13,851
12/2019	$12,890	$17,809	$14,336
01/2020	$12,184	$17,802	$13,563
02/2020	$10,880	$16,336	$12,245
03/2020	$7,927	$14,319	$9,224
04/2020	$9,056	$16,154	$10,361
05/2020	$9,508	$16,923	$10,659
06/2020	$9,677	$17,260	$10,967
07/2020	$10,021	$18,233	$11,194
08/2020	$10,479	$19,544	$11,797
09/2020	$9,982	$18,801	$11,248
10/2020	$10,428	$18,301	$11,650
11/2020	$12,353	$20,305	$13,899
12/2020	$13,350	$21,085	$15,000
01/2021	$13,605	$20,872	$15,789
02/2021	$15,099	$21,448	$17,273
03/2021	$15,950	$22,387	$18,175
04/2021	$16,325	$23,582	$18,543
05/2021	$16,757	$23,747	$19,120
06/2021	$16,325	$24,301	$19,004
07/2021	$15,956	$24,878	$18,324
08/2021	$16,183	$25,635	$18,815
09/2021	$15,973	$24,443	$18,438
10/2021	$16,535	$26,155	$19,141
11/2021	$16,121	$25,974	$18,487
12/2021	$17,037	$27,138	$19,241
01/2022	$16,277	$25,734	$18,119
02/2022	$16,711	$24,963	$18,419
03/2022	$16,884	$25,890	$18,779
04/2022	$15,625	$23,632	$17,322
05/2022	$16,162	$23,676	$17,654
06/2022	$14,398	$21,721	$15,910
07/2022	$15,836	$23,724	$17,451
08/2022	$15,414	$22,757	$16,899
09/2022	$13,772	$20,661	$15,177
10/2022	$15,893	$22,333	$17,087
11/2022	$16,686	$23,582	$17,609
12/2022	$15,649	$22,223	$16,454
01/2023	$17,153	$23,619	$18,024
02/2023	$16,994	$23,043	$17,609
03/2023	$15,922	$23,889	$16,346
04/2023	$15,512	$24,262	$15,938
05/2023	$15,125	$24,367	$15,625
06/2023	$16,598	$25,977	$16,866
07/2023	$17,708	$26,812	$18,139
08/2023	$17,024	$26,385	$17,266
09/2023	$16,287	$25,127	$16,367
10/2023	$15,178	$24,599	$15,391
11/2023	$16,363	$26,845	$16,776
12/2023	$18,179	$28,065	$18,864
01/2024	$17,486	$28,536	$18,007
02/2024	$18,052	$30,060	$18,596
03/2024	$18,977	$31,027	$19,411
04/2024	$17,932	$29,760	$18,174
05/2024	$18,777	$31,236	$19,024
06/2024	$18,187	$32,356	$18,704
07/2024	$19,941	$32,750	$20,983
08/2024	$19,559	$33,545	$20,589
09/2024	$19,622	$34,261	$20,602
10/2024	$19,351	$33,950	$20,280

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	27.50%	9.96%	7.46%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	20.16%	8.66%	6.82%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 2000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 4,602,724,944
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 32,443,065
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,602,724,944
# of Portfolio Holdings	454
Portfolio Turnover Rate	52%
Total Management Fees Paid	$32,443,065

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

F5, Inc.	1.3
Columbia Banking System, Inc.	1.3
NOV, Inc.	1.2
Greenbrier Cos., Inc.	1.1
Avnet, Inc.	1.1
Texas Capital Bancshares, Inc.	1.0
Coherent Corp.	1.0
HA Sustainable Infrastructure Capital, Inc.	0.9
Enerpac Tool Group Corp.	0.9
Fluor Corp.	0.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Investment Companies	4.5
Foreign Common Stocks	4.1
Securities Lending Collateral	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.3
Communication Services	2.4
Utilities	2.7
Health Care	3.4
Real Estate	5.5
Materials	7.2
Energy	7.3
Information Technology	10.6
Consumer Discretionary	12.6
Industrials	20.7
Financials	25.3

Material Fund Change [Text Block]
C000092341
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class C
Trading Symbol	ASVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$221	1.95%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 25.56% (with sales charges) and 26.56% (without sales charges) for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 2000® Value Index return of 31.77%.

• Broad market performance during the period was primarily driven by a 50-basis point interest rate cut, the first since the pandemic and increasing optimism that the U.S. economy could avoid a recession.

• The Fund’s focus is on finding undervalued, high-quality companies with above average earnings growth.

• The Fund's performance was positive in ten of the eleven sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Industrials and Financials sectors were the top contributors to the Fund's positive relative performance, while holdings in the Consumer Discretionary, Materials and Health Care sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	S&P 500® Index TR	Russell 2000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,008	$10,269	$9,954
12/2014	$10,222	$10,243	$10,225
01/2015	$9,768	$9,936	$9,800
02/2015	$10,375	$10,507	$10,255
03/2015	$10,510	$10,340	$10,428
04/2015	$10,314	$10,440	$10,205
05/2015	$10,436	$10,574	$10,290
06/2015	$10,458	$10,369	$10,303
07/2015	$10,231	$10,586	$10,019
08/2015	$9,747	$9,948	$9,527
09/2015	$9,428	$9,702	$9,197
10/2015	$9,969	$10,520	$9,712
11/2015	$10,170	$10,551	$9,988
12/2015	$9,596	$10,385	$9,462
01/2016	$8,947	$9,869	$8,826
02/2016	$9,048	$9,856	$8,886
03/2016	$9,804	$10,525	$9,623
04/2016	$9,877	$10,566	$9,827
05/2016	$10,034	$10,755	$10,007
06/2016	$9,891	$10,783	$10,037
07/2016	$10,379	$11,181	$10,579
08/2016	$10,554	$11,196	$10,842
09/2016	$10,600	$11,199	$10,927
10/2016	$10,305	$10,994	$10,568
11/2016	$11,673	$11,401	$11,971
12/2016	$12,023	$11,627	$12,465
01/2017	$12,066	$11,847	$12,376
02/2017	$12,179	$12,318	$12,555
03/2017	$12,118	$12,332	$12,449
04/2017	$12,118	$12,459	$12,498
05/2017	$11,679	$12,634	$12,109
06/2017	$12,033	$12,713	$12,532
07/2017	$12,085	$12,974	$12,612
08/2017	$11,736	$13,014	$12,302
09/2017	$12,561	$13,283	$13,173
10/2017	$12,721	$13,593	$13,190
11/2017	$13,046	$14,009	$13,572
12/2017	$12,936	$14,165	$13,442
01/2018	$13,200	$14,976	$13,608
02/2018	$12,537	$14,424	$12,927
03/2018	$12,640	$14,058	$13,087
04/2018	$12,749	$14,112	$13,314
05/2018	$13,355	$14,451	$14,089
06/2018	$13,428	$14,540	$14,174
07/2018	$13,645	$15,081	$14,424
08/2018	$14,029	$15,573	$14,768
09/2018	$13,682	$15,662	$14,401
10/2018	$12,226	$14,591	$13,112
11/2018	$12,402	$14,888	$13,323
12/2018	$10,797	$13,544	$11,713
01/2019	$12,078	$14,629	$12,994
02/2019	$12,613	$15,099	$13,499
03/2019	$12,090	$15,393	$13,110
04/2019	$12,733	$16,016	$13,606
05/2019	$11,386	$14,998	$12,494
06/2019	$12,264	$16,055	$13,290
07/2019	$12,378	$16,286	$13,311
08/2019	$11,483	$16,028	$12,569
09/2019	$12,096	$16,328	$13,214
10/2019	$12,330	$16,681	$13,534
11/2019	$12,721	$17,287	$13,851
12/2019	$13,184	$17,809	$14,336
01/2020	$12,456	$17,802	$13,563
02/2020	$11,120	$16,336	$12,245
03/2020	$8,097	$14,319	$9,224
04/2020	$9,245	$16,154	$10,361
05/2020	$9,694	$16,923	$10,659
06/2020	$9,864	$17,260	$10,967
07/2020	$10,210	$18,233	$11,194
08/2020	$10,671	$19,544	$11,797
09/2020	$10,161	$18,801	$11,248
10/2020	$10,604	$18,301	$11,650
11/2020	$12,553	$20,305	$13,899
12/2020	$13,560	$21,085	$15,000
01/2021	$13,815	$20,872	$15,789
02/2021	$15,321	$21,448	$17,273
03/2021	$16,170	$22,387	$18,175
04/2021	$16,547	$23,582	$18,543
05/2021	$16,972	$23,747	$19,120
06/2021	$16,529	$24,301	$19,004
07/2021	$16,140	$24,878	$18,324
08/2021	$16,359	$25,635	$18,815
09/2021	$16,140	$24,443	$18,438
10/2021	$16,699	$26,155	$19,141
11/2021	$16,268	$25,974	$18,487
12/2021	$17,180	$27,138	$19,241
01/2022	$16,406	$25,734	$18,119
02/2022	$16,837	$24,963	$18,419
03/2022	$17,002	$25,890	$18,779
04/2022	$15,728	$23,632	$17,322
05/2022	$16,248	$23,676	$17,654
06/2022	$14,474	$21,721	$15,910
07/2022	$15,906	$23,724	$17,451
08/2022	$15,474	$22,757	$16,899
09/2022	$13,817	$20,661	$15,177
10/2022	$15,940	$22,333	$17,087
11/2022	$16,721	$23,582	$17,609
12/2022	$15,672	$22,223	$16,454
01/2023	$17,171	$23,619	$18,024
02/2023	$16,999	$23,043	$17,609
03/2023	$15,918	$23,889	$16,346
04/2023	$15,492	$24,262	$15,938
05/2023	$15,090	$24,367	$15,625
06/2023	$16,557	$25,977	$16,866
07/2023	$17,655	$26,812	$18,139
08/2023	$16,958	$26,385	$17,266
09/2023	$16,213	$25,127	$16,367
10/2023	$15,107	$24,599	$15,391
11/2023	$16,270	$26,845	$16,776
12/2023	$18,066	$28,065	$18,864
01/2024	$17,373	$28,536	$18,007
02/2024	$17,921	$30,060	$18,596
03/2024	$18,828	$31,027	$19,411
04/2024	$17,784	$29,760	$18,174
05/2024	$18,614	$31,236	$19,024
06/2024	$18,006	$32,356	$18,704
07/2024	$19,736	$32,750	$20,983
08/2024	$19,351	$33,545	$20,589
09/2024	$19,393	$34,261	$20,602
10/2024	$19,120	$33,950	$20,280

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	26.56%	9.17%	6.70%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	25.56%	9.17%	6.70%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 2000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 4,602,724,944
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 32,443,065
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,602,724,944
# of Portfolio Holdings	454
Portfolio Turnover Rate	52%
Total Management Fees Paid	$32,443,065

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

F5, Inc.	1.3
Columbia Banking System, Inc.	1.3
NOV, Inc.	1.2
Greenbrier Cos., Inc.	1.1
Avnet, Inc.	1.1
Texas Capital Bancshares, Inc.	1.0
Coherent Corp.	1.0
HA Sustainable Infrastructure Capital, Inc.	0.9
Enerpac Tool Group Corp.	0.9
Fluor Corp.	0.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Investment Companies	4.5
Foreign Common Stocks	4.1
Securities Lending Collateral	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.3
Communication Services	2.4
Utilities	2.7
Health Care	3.4
Real Estate	5.5
Materials	7.2
Energy	7.3
Information Technology	10.6
Consumer Discretionary	12.6
Industrials	20.7
Financials	25.3

Material Fund Change [Text Block]
C000180103
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class R6
Trading Symbol	AASRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$87	0.76%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 28.10% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 2000® Value Index return of 31.77%.

• Broad market performance during the period was primarily driven by a 50-basis point interest rate cut, the first since the pandemic and increasing optimism that the U.S. economy could avoid a recession.

• The Fund’s focus is on finding undervalued, high-quality companies with above average earnings growth.

• The Fund's performance was positive in ten of the eleven sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Industrials and Financials sectors were the top contributors to the Fund's positive relative performance, while holdings in the Consumer Discretionary, Materials and Health Care sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	S&P 500® Index TR	Russell 2000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,018	$10,269	$9,954
12/2014	$10,242	$10,243	$10,225
01/2015	$9,797	$9,936	$9,800
02/2015	$10,418	$10,507	$10,255
03/2015	$10,561	$10,340	$10,428
04/2015	$10,373	$10,440	$10,205
05/2015	$10,508	$10,574	$10,290
06/2015	$10,541	$10,369	$10,303
07/2015	$10,320	$10,586	$10,019
08/2015	$9,842	$9,948	$9,527
09/2015	$9,532	$9,702	$9,197
10/2015	$10,087	$10,520	$9,712
11/2015	$10,300	$10,551	$9,988
12/2015	$9,727	$10,385	$9,462
01/2016	$9,077	$9,869	$8,826
02/2016	$9,190	$9,856	$8,886
03/2016	$9,965	$10,525	$9,623
04/2016	$10,047	$10,566	$9,827
05/2016	$10,220	$10,755	$10,007
06/2016	$10,082	$10,783	$10,037
07/2016	$10,593	$11,181	$10,579
08/2016	$10,779	$11,196	$10,842
09/2016	$10,835	$11,199	$10,927
10/2016	$10,545	$10,994	$10,568
11/2016	$11,957	$11,401	$11,971
12/2016	$12,327	$11,627	$12,465
01/2017	$12,380	$11,847	$12,376
02/2017	$12,505	$12,318	$12,555
03/2017	$12,456	$12,332	$12,449
04/2017	$12,470	$12,459	$12,498
05/2017	$12,028	$12,634	$12,109
06/2017	$12,398	$12,713	$12,532
07/2017	$12,465	$12,974	$12,612
08/2017	$12,117	$13,014	$12,302
09/2017	$12,987	$13,283	$13,173
10/2017	$13,166	$13,593	$13,190
11/2017	$13,518	$14,009	$13,572
12/2017	$13,401	$14,165	$13,442
01/2018	$13,684	$14,976	$13,608
02/2018	$13,010	$14,424	$12,927
03/2018	$13,132	$14,058	$13,087
04/2018	$13,249	$14,112	$13,314
05/2018	$13,894	$14,451	$14,089
06/2018	$13,982	$14,540	$14,174
07/2018	$14,217	$15,081	$14,424
08/2018	$14,638	$15,573	$14,768
09/2018	$14,286	$15,662	$14,401
10/2018	$12,780	$14,591	$13,112
11/2018	$12,975	$14,888	$13,323
12/2018	$11,311	$13,544	$11,713
01/2019	$12,659	$14,629	$12,994
02/2019	$13,234	$15,099	$13,499
03/2019	$12,693	$15,393	$13,110
04/2019	$13,386	$16,016	$13,606
05/2019	$11,982	$14,998	$12,494
06/2019	$12,918	$16,055	$13,290
07/2019	$13,048	$16,286	$13,311
08/2019	$12,118	$16,028	$12,569
09/2019	$12,777	$16,328	$13,214
10/2019	$13,037	$16,681	$13,534
11/2019	$13,465	$17,287	$13,851
12/2019	$13,969	$17,809	$14,336
01/2020	$13,211	$17,802	$13,563
02/2020	$11,804	$16,336	$12,245
03/2020	$8,604	$14,319	$9,224
04/2020	$9,828	$16,154	$10,361
05/2020	$10,322	$16,923	$10,659
06/2020	$10,511	$17,260	$10,967
07/2020	$10,890	$18,233	$11,194
08/2020	$11,390	$19,544	$11,797
09/2020	$10,856	$18,801	$11,248
10/2020	$11,344	$18,301	$11,650
11/2020	$13,446	$20,305	$13,899
12/2020	$14,532	$21,085	$15,000
01/2021	$14,822	$20,872	$15,789
02/2021	$16,457	$21,448	$17,273
03/2021	$17,390	$22,387	$18,175
04/2021	$17,802	$23,582	$18,543
05/2021	$18,283	$23,747	$19,120
06/2021	$17,819	$24,301	$19,004
07/2021	$17,425	$24,878	$18,324
08/2021	$17,674	$25,635	$18,815
09/2021	$17,454	$24,443	$18,438
10/2021	$18,080	$26,155	$19,141
11/2021	$17,628	$25,974	$18,487
12/2021	$18,632	$27,138	$19,241
01/2022	$17,813	$25,734	$18,119
02/2022	$18,294	$24,963	$18,419
03/2022	$18,489	$25,890	$18,779
04/2022	$17,118	$23,632	$17,322
05/2022	$17,709	$23,676	$17,654
06/2022	$15,785	$21,721	$15,910
07/2022	$17,365	$23,724	$17,451
08/2022	$16,910	$22,757	$16,899
09/2022	$15,115	$20,661	$15,177
10/2022	$17,456	$22,333	$17,087
11/2022	$18,327	$23,582	$17,609
12/2022	$17,194	$22,223	$16,454
01/2023	$18,858	$23,619	$18,024
02/2023	$18,682	$23,043	$17,609
03/2023	$17,516	$23,889	$16,346
04/2023	$17,071	$24,262	$15,938
05/2023	$16,649	$24,367	$15,625
06/2023	$18,283	$25,977	$16,866
07/2023	$19,510	$26,812	$18,139
08/2023	$18,758	$26,385	$17,266
09/2023	$17,953	$25,127	$16,367
10/2023	$16,741	$24,599	$15,391
11/2023	$18,053	$26,845	$16,776
12/2023	$20,062	$28,065	$18,864
01/2024	$19,305	$28,536	$18,007
02/2024	$19,933	$30,060	$18,596
03/2024	$20,972	$31,027	$19,411
04/2024	$19,820	$29,760	$18,174
05/2024	$20,770	$31,236	$19,024
06/2024	$20,118	$32,356	$18,704
07/2024	$22,074	$32,750	$20,983
08/2024	$21,656	$33,545	$20,589
09/2024	$21,728	$34,261	$20,602
10/2024	$21,446	$33,950	$20,280

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	28.10%	10.47%	7.93%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 2000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 4,602,724,944
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 32,443,065
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,602,724,944
# of Portfolio Holdings	454
Portfolio Turnover Rate	52%
Total Management Fees Paid	$32,443,065

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

F5, Inc.	1.3
Columbia Banking System, Inc.	1.3
NOV, Inc.	1.2
Greenbrier Cos., Inc.	1.1
Avnet, Inc.	1.1
Texas Capital Bancshares, Inc.	1.0
Coherent Corp.	1.0
HA Sustainable Infrastructure Capital, Inc.	0.9
Enerpac Tool Group Corp.	0.9
Fluor Corp.	0.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Investment Companies	4.5
Foreign Common Stocks	4.1
Securities Lending Collateral	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.3
Communication Services	2.4
Utilities	2.7
Health Care	3.4
Real Estate	5.5
Materials	7.2
Energy	7.3
Information Technology	10.6
Consumer Discretionary	12.6
Industrials	20.7
Financials	25.3

Material Fund Change [Text Block]
C000004784
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class R5
Trading Symbol	AAIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$85	0.77%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 22.05% for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97%.

• Broad market performance during the last twelve months benefited from many developed nations loosening monetary policy as inflation eased and the increased prospect of a soft landing even as an interest rate hike by the Bank of Japan in late July caused some market turmoil.

• The Fund’s focus on value through a bottom-up approach and diversification through its multi manager strategy provided strong returns during the period.

• The Fund's holdings in the Industrials and Financials sectors contributed to the Fund's performance, while holdings in the Information Technology sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	MSCI® EAFE Index (Net)
10/2014	$250,000	$250,000
11/2014	$252,691	$253,400
12/2014	$242,385	$244,622
01/2015	$243,439	$245,818
02/2015	$257,666	$260,513
03/2015	$255,163	$256,556
04/2015	$266,492	$267,031
05/2015	$265,569	$265,664
06/2015	$258,851	$258,137
07/2015	$262,276	$263,497
08/2015	$244,229	$244,113
09/2015	$231,978	$231,718
10/2015	$247,522	$249,831
11/2015	$244,756	$245,945
12/2015	$238,069	$242,631
01/2016	$223,223	$225,085
02/2016	$215,666	$220,961
03/2016	$230,646	$235,339
04/2016	$237,124	$242,152
05/2016	$236,585	$239,952
06/2016	$226,732	$231,898
07/2016	$234,830	$243,651
08/2016	$237,124	$243,823
09/2016	$240,093	$246,819
10/2016	$234,965	$241,770
11/2016	$232,671	$236,955
12/2016	$238,792	$245,057
01/2017	$245,571	$252,166
02/2017	$246,263	$255,772
03/2017	$255,394	$262,813
04/2017	$262,035	$269,500
05/2017	$270,612	$279,392
06/2017	$270,197	$278,898
07/2017	$278,360	$286,943
08/2017	$276,423	$286,835
09/2017	$285,001	$293,971
10/2017	$288,874	$298,435
11/2017	$293,025	$301,566
12/2017	$298,031	$306,406
01/2018	$311,448	$321,775
02/2018	$293,606	$307,252
03/2018	$292,465	$301,714
04/2018	$297,603	$308,603
05/2018	$292,179	$301,666
06/2018	$287,754	$297,980
07/2018	$294,035	$305,315
08/2018	$286,184	$299,419
09/2018	$290,038	$302,017
10/2018	$267,058	$277,979
11/2018	$265,488	$277,629
12/2018	$249,235	$264,152
01/2019	$266,623	$281,512
02/2019	$274,926	$288,688
03/2019	$273,359	$290,508
04/2019	$280,722	$298,676
05/2019	$263,647	$284,332
06/2019	$279,312	$301,200
07/2019	$271,636	$297,376
08/2019	$262,707	$289,672
09/2019	$273,046	$297,973
10/2019	$282,915	$308,679
11/2019	$286,518	$312,159
12/2019	$297,699	$322,304
01/2020	$282,540	$315,571
02/2020	$256,898	$287,044
03/2020	$208,518	$248,733
04/2020	$222,710	$264,802
05/2020	$232,547	$276,333
06/2020	$240,772	$285,742
07/2020	$244,965	$292,402
08/2020	$260,124	$307,435
09/2020	$249,158	$299,446
10/2020	$237,546	$287,490
11/2020	$288,346	$332,055
12/2020	$300,863	$347,494
01/2021	$294,633	$343,792
02/2021	$309,717	$351,503
03/2021	$320,210	$359,585
04/2021	$325,621	$370,405
05/2021	$339,065	$382,484
06/2021	$329,228	$378,180
07/2021	$325,949	$381,027
08/2021	$331,195	$387,748
09/2021	$325,621	$376,495
10/2021	$332,999	$385,755
11/2021	$312,504	$367,801
12/2021	$329,841	$386,634
01/2022	$331,299	$367,950
02/2022	$320,911	$361,444
03/2022	$309,431	$363,767
04/2022	$294,488	$340,233
05/2022	$306,515	$342,784
06/2022	$278,633	$310,978
07/2022	$288,110	$326,474
08/2022	$268,064	$310,968
09/2022	$243,463	$281,878
10/2022	$260,775	$297,036
11/2022	$294,852	$330,493
12/2022	$294,051	$330,758
01/2023	$325,517	$357,542
02/2023	$321,396	$350,082
03/2023	$330,012	$358,758
04/2023	$338,252	$368,887
05/2023	$323,269	$353,276
06/2023	$341,811	$369,354
07/2023	$353,236	$381,305
08/2023	$342,748	$366,696
09/2023	$328,513	$354,170
10/2023	$313,155	$339,812
11/2023	$342,373	$371,352
12/2023	$360,096	$391,082
01/2024	$353,582	$393,333
02/2024	$364,242	$400,532
03/2024	$377,864	$413,706
04/2024	$367,006	$403,111
05/2024	$388,130	$418,726
06/2024	$375,100	$411,966
07/2024	$392,276	$424,051
08/2024	$403,529	$437,840
09/2024	$405,108	$441,883
10/2024	$382,208	$417,853

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	22.05%	6.20%	4.34%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 598,097,805
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 4,713,132
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$598,097,805
# of Portfolio Holdings	162
Portfolio Turnover Rate	43%
Total Management Fees Paid	$4,713,132

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	82.8
Common Stocks	13.2
Investment Companies	3.3
Securities Lending Collateral	0.4
Foreign Preferred Stocks	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

 Top Ten Holdings - % Net Assets

Roche Holding AG	3.2
Reckitt Benckiser Group PLC	2.4
British American Tobacco PLC	2.4
Samsung Electronics Co. Ltd.	2.2
GSK PLC	2.2
Barclays PLC	2.1
Sanofi SA	2.1
Orange SA	1.6
RELX PLC	1.6
ING Groep NV	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.0
Utilities	2.2
Energy	2.7
Communication Services	3.6
Materials	6.8
Information Technology	10.5
Consumer Staples	12.1
Health Care	12.4
Consumer Discretionary	13.6
Financials	15.2
Industrials	19.9

Top Ten Country Exposure - % Equities

Value	Value
Italy	2.7
Canada	3.2
China	3.5
Netherlands	4.7
Republic Of Korea	4.9
Germany	9.4
Japan	11.6
United States	13.2
France	14.2
United Kingdom	20.1

Material Fund Change [Text Block]
C000004785
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Trading Symbol	AAIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$122	1.10%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 21.71% for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97%.

• Broad market performance during the last twelve months benefited from many developed nations loosening monetary policy as inflation eased and the increased prospect of a soft landing even as an interest rate hike by the Bank of Japan in late July caused some market turmoil.

• The Fund’s focus on value through a bottom-up approach and diversification through its multi manager strategy provided strong returns during the period.

• The Fund's holdings in the Industrials and Financials sectors contributed to the Fund's performance, while holdings in the Information Technology sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	MSCI® EAFE Index (Net)
10/2014	$10,000	$10,000
11/2014	$10,104	$10,136
12/2014	$9,685	$9,785
01/2015	$9,728	$9,833
02/2015	$10,290	$10,421
03/2015	$10,194	$10,262
04/2015	$10,640	$10,681
05/2015	$10,603	$10,627
06/2015	$10,332	$10,325
07/2015	$10,465	$10,540
08/2015	$9,743	$9,765
09/2015	$9,250	$9,269
10/2015	$9,865	$9,993
11/2015	$9,754	$9,838
12/2015	$9,486	$9,705
01/2016	$8,891	$9,003
02/2016	$8,588	$8,838
03/2016	$9,178	$9,414
04/2016	$9,438	$9,686
05/2016	$9,411	$9,598
06/2016	$9,015	$9,276
07/2016	$9,340	$9,746
08/2016	$9,421	$9,753
09/2016	$9,535	$9,873
10/2016	$9,335	$9,671
11/2016	$9,237	$9,478
12/2016	$9,477	$9,802
01/2017	$9,748	$10,087
02/2017	$9,770	$10,231
03/2017	$10,130	$10,513
04/2017	$10,390	$10,780
05/2017	$10,727	$11,176
06/2017	$10,705	$11,156
07/2017	$11,026	$11,478
08/2017	$10,949	$11,473
09/2017	$11,286	$11,759
10/2017	$11,435	$11,937
11/2017	$11,596	$12,063
12/2017	$11,788	$12,256
01/2018	$12,317	$12,871
02/2018	$11,612	$12,290
03/2018	$11,561	$12,069
04/2018	$11,760	$12,344
05/2018	$11,538	$12,067
06/2018	$11,367	$11,919
07/2018	$11,606	$12,213
08/2018	$11,293	$11,977
09/2018	$11,441	$12,081
10/2018	$10,537	$11,119
11/2018	$10,468	$11,105
12/2018	$9,827	$10,566
01/2019	$10,511	$11,260
02/2019	$10,835	$11,548
03/2019	$10,766	$11,620
04/2019	$11,053	$11,947
05/2019	$10,380	$11,373
06/2019	$10,990	$12,048
07/2019	$10,685	$11,895
08/2019	$10,337	$11,587
09/2019	$10,735	$11,919
10/2019	$11,121	$12,347
11/2019	$11,258	$12,486
12/2019	$11,694	$12,892
01/2020	$11,100	$12,623
02/2020	$10,084	$11,482
03/2020	$8,188	$9,949
04/2020	$8,737	$10,592
05/2020	$9,127	$11,053
06/2020	$9,446	$11,430
07/2020	$9,612	$11,696
08/2020	$10,199	$12,297
09/2020	$9,765	$11,978
10/2020	$9,305	$11,500
11/2020	$11,292	$13,282
12/2020	$11,780	$13,900
01/2021	$11,534	$13,752
02/2021	$12,122	$14,060
03/2021	$12,530	$14,383
04/2021	$12,737	$14,816
05/2021	$13,260	$15,299
06/2021	$12,866	$15,127
07/2021	$12,737	$15,241
08/2021	$12,937	$15,510
09/2021	$12,717	$15,060
10/2021	$13,002	$15,430
11/2021	$12,200	$14,712
12/2021	$12,875	$15,465
01/2022	$12,925	$14,718
02/2022	$12,517	$14,458
03/2022	$12,065	$14,551
04/2022	$11,484	$13,609
05/2022	$11,943	$13,711
06/2022	$10,854	$12,439
07/2022	$11,219	$13,059
08/2022	$10,438	$12,439
09/2022	$9,477	$11,275
10/2022	$10,151	$11,881
11/2022	$11,470	$13,220
12/2022	$11,439	$13,230
01/2023	$12,658	$14,302
02/2023	$12,497	$14,003
03/2023	$12,827	$14,350
04/2023	$13,143	$14,755
05/2023	$12,556	$14,131
06/2023	$13,275	$14,774
07/2023	$13,716	$15,252
08/2023	$13,304	$14,668
09/2023	$12,739	$14,167
10/2023	$12,144	$13,592
11/2023	$13,282	$14,854
12/2023	$13,964	$15,643
01/2024	$13,710	$15,733
02/2024	$14,111	$16,021
03/2024	$14,642	$16,548
04/2024	$14,211	$16,124
05/2024	$15,035	$16,749
06/2024	$14,526	$16,479
07/2024	$15,181	$16,962
08/2024	$15,612	$17,514
09/2024	$15,666	$17,675
10/2024	$14,781	$16,714

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	21.71%	5.85%	3.98%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 598,097,805
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 4,713,132
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$598,097,805
# of Portfolio Holdings	162
Portfolio Turnover Rate	43%
Total Management Fees Paid	$4,713,132

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	82.8
Common Stocks	13.2
Investment Companies	3.3
Securities Lending Collateral	0.4
Foreign Preferred Stocks	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

 Top Ten Holdings - % Net Assets

Roche Holding AG	3.2
Reckitt Benckiser Group PLC	2.4
British American Tobacco PLC	2.4
Samsung Electronics Co. Ltd.	2.2
GSK PLC	2.2
Barclays PLC	2.1
Sanofi SA	2.1
Orange SA	1.6
RELX PLC	1.6
ING Groep NV	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.0
Utilities	2.2
Energy	2.7
Communication Services	3.6
Materials	6.8
Information Technology	10.5
Consumer Staples	12.1
Health Care	12.4
Consumer Discretionary	13.6
Financials	15.2
Industrials	19.9

Top Ten Country Exposure - % Equities

Value	Value
Italy	2.7
Canada	3.2
China	3.5
Netherlands	4.7
Republic Of Korea	4.9
Germany	9.4
Japan	11.6
United States	13.2
France	14.2
United Kingdom	20.1

Material Fund Change [Text Block]
C000004786
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class Advisor
Trading Symbol	AAISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$138	1.25%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Advisor Class of the Fund returned 21.50% for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97%.

• Broad market performance during the last twelve months benefited from many developed nations loosening monetary policy as inflation eased and the increased prospect of a soft landing even as an interest rate hike by the Bank of Japan in late July caused some market turmoil.

• The Fund’s focus on value through a bottom-up approach and diversification through its multi manager strategy provided strong returns during the period.

• The Fund's holdings in the Industrials and Financials sectors contributed to the Fund's performance, while holdings in the Information Technology sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Advisor	MSCI® EAFE Index (Net)
10/2014	$10,000	$10,000
11/2014	$10,101	$10,136
12/2014	$9,684	$9,785
01/2015	$9,725	$9,833
02/2015	$10,285	$10,421
03/2015	$10,186	$10,262
04/2015	$10,632	$10,681
05/2015	$10,591	$10,627
06/2015	$10,321	$10,325
07/2015	$10,451	$10,540
08/2015	$9,730	$9,765
09/2015	$9,238	$9,269
10/2015	$9,850	$9,993
11/2015	$9,736	$9,838
12/2015	$9,471	$9,705
01/2016	$8,879	$9,003
02/2016	$8,572	$8,838
03/2016	$9,159	$9,414
04/2016	$9,418	$9,686
05/2016	$9,392	$9,598
06/2016	$9,006	$9,276
07/2016	$9,323	$9,746
08/2016	$9,407	$9,753
09/2016	$9,518	$9,873
10/2016	$9,318	$9,671
11/2016	$9,217	$9,478
12/2016	$9,456	$9,802
01/2017	$9,726	$10,087
02/2017	$9,748	$10,231
03/2017	$10,103	$10,513
04/2017	$10,362	$10,780
05/2017	$10,696	$11,176
06/2017	$10,675	$11,156
07/2017	$10,998	$11,478
08/2017	$10,912	$11,473
09/2017	$11,252	$11,759
10/2017	$11,403	$11,937
11/2017	$11,559	$12,063
12/2017	$11,755	$12,256
01/2018	$12,276	$12,871
02/2018	$11,572	$12,290
03/2018	$11,522	$12,069
04/2018	$11,716	$12,344
05/2018	$11,495	$12,067
06/2018	$11,323	$11,919
07/2018	$11,561	$12,213
08/2018	$11,245	$11,977
09/2018	$11,395	$12,081
10/2018	$10,492	$11,119
11/2018	$10,420	$11,105
12/2018	$9,782	$10,566
01/2019	$10,459	$11,260
02/2019	$10,785	$11,548
03/2019	$10,712	$11,620
04/2019	$10,996	$11,947
05/2019	$10,326	$11,373
06/2019	$10,936	$12,048
07/2019	$10,628	$11,895
08/2019	$10,278	$11,587
09/2019	$10,676	$11,919
10/2019	$11,056	$12,347
11/2019	$11,195	$12,486
12/2019	$11,628	$12,892
01/2020	$11,034	$12,623
02/2020	$10,026	$11,482
03/2020	$8,133	$9,949
04/2020	$8,684	$10,592
05/2020	$9,067	$11,053
06/2020	$9,383	$11,430
07/2020	$9,543	$11,696
08/2020	$10,131	$12,297
09/2020	$9,698	$11,978
10/2020	$9,240	$11,500
11/2020	$11,213	$13,282
12/2020	$11,696	$13,900
01/2021	$11,453	$13,752
02/2021	$12,039	$14,060
03/2021	$12,438	$14,383
04/2021	$12,643	$14,816
05/2021	$13,161	$15,299
06/2021	$12,768	$15,127
07/2021	$12,637	$15,241
08/2021	$12,837	$15,510
09/2021	$12,618	$15,060
10/2021	$12,893	$15,430
11/2021	$12,101	$14,712
12/2021	$12,765	$15,465
01/2022	$12,814	$14,718
02/2022	$12,408	$14,458
03/2022	$11,961	$14,551
04/2022	$11,383	$13,609
05/2022	$11,837	$13,711
06/2022	$10,757	$12,439
07/2022	$11,115	$13,059
08/2022	$10,344	$12,439
09/2022	$9,388	$11,275
10/2022	$10,056	$11,881
11/2022	$11,362	$13,220
12/2022	$11,323	$13,230
01/2023	$12,532	$14,302
02/2023	$12,370	$14,003
03/2023	$12,700	$14,350
04/2023	$13,010	$14,755
05/2023	$12,426	$14,131
06/2023	$13,136	$14,774
07/2023	$13,572	$15,252
08/2023	$13,157	$14,668
09/2023	$12,609	$14,167
10/2023	$12,012	$13,592
11/2023	$13,129	$14,854
12/2023	$13,806	$15,643
01/2024	$13,549	$15,733
02/2024	$13,953	$16,021
03/2024	$14,469	$16,548
04/2024	$14,049	$16,124
05/2024	$14,851	$16,749
06/2024	$14,351	$16,479
07/2024	$14,998	$16,962
08/2024	$15,425	$17,514
09/2024	$15,477	$17,675
10/2024	$14,594	$16,714

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Advisor ClassFootnote Reference1	21.50%	5.71%	3.85%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 598,097,805
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 4,713,132
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$598,097,805
# of Portfolio Holdings	162
Portfolio Turnover Rate	43%
Total Management Fees Paid	$4,713,132

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	82.8
Common Stocks	13.2
Investment Companies	3.3
Securities Lending Collateral	0.4
Foreign Preferred Stocks	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

 Top Ten Holdings - % Net Assets

Roche Holding AG	3.2
Reckitt Benckiser Group PLC	2.4
British American Tobacco PLC	2.4
Samsung Electronics Co. Ltd.	2.2
GSK PLC	2.2
Barclays PLC	2.1
Sanofi SA	2.1
Orange SA	1.6
RELX PLC	1.6
ING Groep NV	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.0
Utilities	2.2
Energy	2.7
Communication Services	3.6
Materials	6.8
Information Technology	10.5
Consumer Staples	12.1
Health Care	12.4
Consumer Discretionary	13.6
Financials	15.2
Industrials	19.9

Top Ten Country Exposure - % Equities

Value	Value
Italy	2.7
Canada	3.2
China	3.5
Netherlands	4.7
Republic Of Korea	4.9
Germany	9.4
Japan	11.6
United States	13.2
France	14.2
United Kingdom	20.1

Material Fund Change [Text Block]
C000079124
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class Y
Trading Symbol	ABEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$93	0.84%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 22.01% for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97%.

• Broad market performance during the last twelve months benefited from many developed nations loosening monetary policy as inflation eased and the increased prospect of a soft landing even as an interest rate hike by the Bank of Japan in late July caused some market turmoil.

• The Fund’s focus on value through a bottom-up approach and diversification through its multi manager strategy provided strong returns during the period.

• The Fund's holdings in the Industrials and Financials sectors contributed to the Fund's performance, while holdings in the Information Technology sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	MSCI® EAFE Index (Net)
10/2014	$100,000	$100,000
11/2014	$101,089	$101,360
12/2014	$96,904	$97,849
01/2015	$97,361	$98,327
02/2015	$103,005	$104,205
03/2015	$102,039	$102,622
04/2015	$106,564	$106,812
05/2015	$106,157	$106,266
06/2015	$103,462	$103,255
07/2015	$104,835	$105,399
08/2015	$97,667	$97,645
09/2015	$92,735	$92,687
10/2015	$98,938	$99,932
11/2015	$97,819	$98,378
12/2015	$95,155	$97,052
01/2016	$89,221	$90,034
02/2016	$86,202	$88,385
03/2016	$92,136	$94,136
04/2016	$94,739	$96,861
05/2016	$94,531	$95,981
06/2016	$90,574	$92,759
07/2016	$93,854	$97,460
08/2016	$94,739	$97,529
09/2016	$95,884	$98,727
10/2016	$93,854	$96,708
11/2016	$92,917	$94,782
12/2016	$95,368	$98,023
01/2017	$98,085	$100,866
02/2017	$98,352	$102,309
03/2017	$101,975	$105,125
04/2017	$104,639	$107,800
05/2017	$108,048	$111,757
06/2017	$107,889	$111,559
07/2017	$111,139	$114,777
08/2017	$110,339	$114,734
09/2017	$113,802	$117,589
10/2017	$115,294	$119,374
11/2017	$116,999	$120,626
12/2017	$118,961	$122,562
01/2018	$124,284	$128,710
02/2018	$117,205	$122,901
03/2018	$116,712	$120,686
04/2018	$118,742	$123,441
05/2018	$116,547	$120,666
06/2018	$114,791	$119,192
07/2018	$117,315	$122,126
08/2018	$114,133	$119,768
09/2018	$115,669	$120,807
10/2018	$106,560	$111,192
11/2018	$105,847	$111,052
12/2018	$99,400	$105,661
01/2019	$106,295	$112,605
02/2019	$109,652	$115,475
03/2019	$108,992	$116,203
04/2019	$111,930	$119,470
05/2019	$105,095	$113,733
06/2019	$111,330	$120,480
07/2019	$108,273	$118,950
08/2019	$104,736	$115,869
09/2019	$108,812	$119,189
10/2019	$112,769	$123,471
11/2019	$114,148	$124,863
12/2019	$118,583	$128,921
01/2020	$112,607	$126,229
02/2020	$102,381	$114,818
03/2020	$83,100	$99,493
04/2020	$88,706	$105,921
05/2020	$92,710	$110,533
06/2020	$95,975	$114,297
07/2020	$97,638	$116,961
08/2020	$103,675	$122,974
09/2020	$99,240	$119,779
10/2020	$94,620	$114,996
11/2020	$114,825	$132,822
12/2020	$119,828	$138,998
01/2021	$117,326	$137,517
02/2021	$123,392	$140,601
03/2021	$127,520	$143,834
04/2021	$129,646	$148,162
05/2021	$135,025	$152,994
06/2021	$131,085	$151,272
07/2021	$129,709	$152,411
08/2021	$131,835	$155,099
09/2021	$129,584	$150,598
10/2021	$132,461	$154,302
11/2021	$124,393	$147,120
12/2021	$131,227	$154,653
01/2022	$131,779	$147,180
02/2022	$127,640	$144,578
03/2022	$123,086	$145,507
04/2022	$117,152	$136,093
05/2022	$121,913	$137,114
06/2022	$110,805	$124,391
07/2022	$114,531	$130,590
08/2022	$106,665	$124,387
09/2022	$96,868	$112,751
10/2022	$103,699	$118,814
11/2022	$117,221	$132,197
12/2022	$116,947	$132,303
01/2023	$129,399	$143,017
02/2023	$127,772	$140,033
03/2023	$131,239	$143,503
04/2023	$134,493	$147,555
05/2023	$128,479	$141,310
06/2023	$135,908	$147,741
07/2023	$140,436	$152,522
08/2023	$136,262	$146,678
09/2023	$130,531	$141,668
10/2023	$124,447	$135,925
11/2023	$136,050	$148,541
12/2023	$143,144	$156,433
01/2024	$140,543	$157,333
02/2024	$144,705	$160,213
03/2024	$150,130	$165,482
04/2024	$145,820	$161,244
05/2024	$154,218	$167,490
06/2024	$149,016	$164,786
07/2024	$155,853	$169,621
08/2024	$160,313	$175,136
09/2024	$160,907	$176,753
10/2024	$151,840	$167,141

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	22.01%	6.13%	4.27%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 598,097,805
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 4,713,132
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$598,097,805
# of Portfolio Holdings	162
Portfolio Turnover Rate	43%
Total Management Fees Paid	$4,713,132

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	82.8
Common Stocks	13.2
Investment Companies	3.3
Securities Lending Collateral	0.4
Foreign Preferred Stocks	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

 Top Ten Holdings - % Net Assets

Roche Holding AG	3.2
Reckitt Benckiser Group PLC	2.4
British American Tobacco PLC	2.4
Samsung Electronics Co. Ltd.	2.2
GSK PLC	2.2
Barclays PLC	2.1
Sanofi SA	2.1
Orange SA	1.6
RELX PLC	1.6
ING Groep NV	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.0
Utilities	2.2
Energy	2.7
Communication Services	3.6
Materials	6.8
Information Technology	10.5
Consumer Staples	12.1
Health Care	12.4
Consumer Discretionary	13.6
Financials	15.2
Industrials	19.9

Top Ten Country Exposure - % Equities

Value	Value
Italy	2.7
Canada	3.2
China	3.5
Netherlands	4.7
Republic Of Korea	4.9
Germany	9.4
Japan	11.6
United States	13.2
France	14.2
United Kingdom	20.1

Material Fund Change [Text Block]
C000089428
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class A
Trading Symbol	AIEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.18%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 14.61% (with sales charges) and 21.63% (without sales charges) for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97%.

• Broad market performance during the last twelve months benefited from many developed nations loosening monetary policy as inflation eased and the increased prospect of a soft landing even as an interest rate hike by the Bank of Japan in late July caused some market turmoil.

• The Fund’s focus on value through a bottom-up approach and diversification through its multi manager strategy provided strong returns during the period.

• The Fund's holdings in the Industrials and Financials sectors contributed to the Fund's performance, while holdings in the Information Technology sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	MSCI® EAFE Index (Net)
10/2014	$9,424	$10,000
11/2014	$9,522	$10,136
12/2014	$9,131	$9,785
01/2015	$9,166	$9,833
02/2015	$9,700	$10,421
03/2015	$9,606	$10,262
04/2015	$10,025	$10,681
05/2015	$9,990	$10,627
06/2015	$9,730	$10,325
07/2015	$9,855	$10,540
08/2015	$9,181	$9,765
09/2015	$8,716	$9,269
10/2015	$9,291	$9,993
11/2015	$9,186	$9,838
12/2015	$8,937	$9,705
01/2016	$8,376	$9,003
02/2016	$8,090	$8,838
03/2016	$8,646	$9,414
04/2016	$8,891	$9,686
05/2016	$8,866	$9,598
06/2016	$8,493	$9,276
07/2016	$8,794	$9,746
08/2016	$8,876	$9,753
09/2016	$8,983	$9,873
10/2016	$8,794	$9,671
11/2016	$8,702	$9,478
12/2016	$8,924	$9,802
01/2017	$9,180	$10,087
02/2017	$9,201	$10,231
03/2017	$9,540	$10,513
04/2017	$9,785	$10,780
05/2017	$10,104	$11,176
06/2017	$10,083	$11,156
07/2017	$10,385	$11,478
08/2017	$10,307	$11,473
09/2017	$10,626	$11,759
10/2017	$10,766	$11,937
11/2017	$10,918	$12,063
12/2017	$11,102	$12,256
01/2018	$11,595	$12,871
02/2018	$10,930	$12,290
03/2018	$10,882	$12,069
04/2018	$11,070	$12,344
05/2018	$10,866	$12,067
06/2018	$10,700	$11,919
07/2018	$10,930	$12,213
08/2018	$10,630	$11,977
09/2018	$10,769	$12,081
10/2018	$9,917	$11,119
11/2018	$9,853	$11,105
12/2018	$9,245	$10,566
01/2019	$9,890	$11,260
02/2019	$10,194	$11,548
03/2019	$10,130	$11,620
04/2019	$10,400	$11,947
05/2019	$9,767	$11,373
06/2019	$10,341	$12,048
07/2019	$10,054	$11,895
08/2019	$9,720	$11,587
09/2019	$10,101	$11,919
10/2019	$10,464	$12,347
11/2019	$10,587	$12,486
12/2019	$11,000	$12,892
01/2020	$10,441	$12,623
02/2020	$9,485	$11,482
03/2020	$7,700	$9,949
04/2020	$8,217	$10,592
05/2020	$8,583	$11,053
06/2020	$8,884	$11,430
07/2020	$9,034	$11,696
08/2020	$9,587	$12,297
09/2020	$9,179	$11,978
10/2020	$8,746	$11,500
11/2020	$10,615	$13,282
12/2020	$11,069	$13,900
01/2021	$10,844	$13,752
02/2021	$11,392	$14,060
03/2021	$11,775	$14,383
04/2021	$11,964	$14,816
05/2021	$12,457	$15,299
06/2021	$12,092	$15,127
07/2021	$11,964	$15,241
08/2021	$12,159	$15,510
09/2021	$11,946	$15,060
10/2021	$12,214	$15,430
11/2021	$11,459	$14,712
12/2021	$12,089	$15,465
01/2022	$12,137	$14,718
02/2022	$11,752	$14,458
03/2022	$11,327	$14,551
04/2022	$10,781	$13,609
05/2022	$11,213	$13,711
06/2022	$10,195	$12,439
07/2022	$10,532	$13,059
08/2022	$9,804	$12,439
09/2022	$8,900	$11,275
10/2022	$9,527	$11,881
11/2022	$10,768	$13,220
12/2022	$10,734	$13,230
01/2023	$11,880	$14,302
02/2023	$11,721	$14,003
03/2023	$12,039	$14,350
04/2023	$12,329	$14,755
05/2023	$11,777	$14,131
06/2023	$12,453	$14,774
07/2023	$12,867	$15,252
08/2023	$12,481	$14,668
09/2023	$11,956	$14,167
10/2023	$11,390	$13,592
11/2023	$12,453	$14,854
12/2023	$13,092	$15,643
01/2024	$12,852	$15,733
02/2024	$13,237	$16,021
03/2024	$13,730	$16,548
04/2024	$13,324	$16,124
05/2024	$14,093	$16,749
06/2024	$13,614	$16,479
07/2024	$14,231	$16,962
08/2024	$14,638	$17,514
09/2024	$14,681	$17,675
10/2024	$13,854	$16,714

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	21.63%	5.77%	3.93%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	14.61%	4.53%	3.31%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 598,097,805
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 4,713,132
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$598,097,805
# of Portfolio Holdings	162
Portfolio Turnover Rate	43%
Total Management Fees Paid	$4,713,132

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	82.8
Common Stocks	13.2
Investment Companies	3.3
Securities Lending Collateral	0.4
Foreign Preferred Stocks	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

 Top Ten Holdings - % Net Assets

Roche Holding AG	3.2
Reckitt Benckiser Group PLC	2.4
British American Tobacco PLC	2.4
Samsung Electronics Co. Ltd.	2.2
GSK PLC	2.2
Barclays PLC	2.1
Sanofi SA	2.1
Orange SA	1.6
RELX PLC	1.6
ING Groep NV	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.0
Utilities	2.2
Energy	2.7
Communication Services	3.6
Materials	6.8
Information Technology	10.5
Consumer Staples	12.1
Health Care	12.4
Consumer Discretionary	13.6
Financials	15.2
Industrials	19.9

Top Ten Country Exposure - % Equities

Value	Value
Italy	2.7
Canada	3.2
China	3.5
Netherlands	4.7
Republic Of Korea	4.9
Germany	9.4
Japan	11.6
United States	13.2
France	14.2
United Kingdom	20.1

Material Fund Change [Text Block]
C000092345
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class C
Trading Symbol	AILCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	1.98%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 19.59% (with sales charges) and 20.59% (without sales charges) for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97%.

• Broad market performance during the last twelve months benefited from many developed nations loosening monetary policy as inflation eased and the increased prospect of a soft landing even as an interest rate hike by the Bank of Japan in late July caused some market turmoil.

• The Fund’s focus on value through a bottom-up approach and diversification through its multi manager strategy provided strong returns during the period.

• The Fund's holdings in the Industrials and Financials sectors contributed to the Fund's performance, while holdings in the Information Technology sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	MSCI® EAFE Index (Net)
10/2014	$10,000	$10,000
11/2014	$10,096	$10,136
12/2014	$9,675	$9,785
01/2015	$9,707	$9,833
02/2015	$10,264	$10,421
03/2015	$10,156	$10,262
04/2015	$10,600	$10,681
05/2015	$10,551	$10,627
06/2015	$10,275	$10,325
07/2015	$10,400	$10,540
08/2015	$9,680	$9,765
09/2015	$9,182	$9,269
10/2015	$9,788	$9,993
11/2015	$9,669	$9,838
12/2015	$9,397	$9,705
01/2016	$8,804	$9,003
02/2016	$8,497	$8,838
03/2016	$9,073	$9,414
04/2016	$9,326	$9,686
05/2016	$9,293	$9,598
06/2016	$8,898	$9,276
07/2016	$9,211	$9,746
08/2016	$9,288	$9,753
09/2016	$9,392	$9,873
10/2016	$9,189	$9,671
11/2016	$9,084	$9,478
12/2016	$9,316	$9,802
01/2017	$9,573	$10,087
02/2017	$9,590	$10,231
03/2017	$9,937	$10,513
04/2017	$10,190	$10,780
05/2017	$10,509	$11,176
06/2017	$10,486	$11,156
07/2017	$10,789	$11,478
08/2017	$10,705	$11,473
09/2017	$11,030	$11,759
10/2017	$11,164	$11,937
11/2017	$11,316	$12,063
12/2017	$11,502	$12,256
01/2018	$12,006	$12,871
02/2018	$11,313	$12,290
03/2018	$11,256	$12,069
04/2018	$11,439	$12,344
05/2018	$11,221	$12,067
06/2018	$11,044	$11,919
07/2018	$11,273	$12,213
08/2018	$10,964	$11,977
09/2018	$11,101	$12,081
10/2018	$10,214	$11,119
11/2018	$10,139	$11,105
12/2018	$9,510	$10,566
01/2019	$10,163	$11,260
02/2019	$10,474	$11,548
03/2019	$10,400	$11,620
04/2019	$10,674	$11,947
05/2019	$10,014	$11,373
06/2019	$10,599	$12,048
07/2019	$10,294	$11,895
08/2019	$9,952	$11,587
09/2019	$10,331	$11,919
10/2019	$10,692	$12,347
11/2019	$10,817	$12,486
12/2019	$11,230	$12,892
01/2020	$10,653	$12,623
02/2020	$9,676	$11,482
03/2020	$7,849	$9,949
04/2020	$8,369	$10,592
05/2020	$8,737	$11,053
06/2020	$9,035	$11,430
07/2020	$9,187	$11,696
08/2020	$9,746	$12,297
09/2020	$9,321	$11,978
10/2020	$8,876	$11,500
11/2020	$10,767	$13,282
12/2020	$11,220	$13,900
01/2021	$10,978	$13,752
02/2021	$11,533	$14,060
03/2021	$11,910	$14,383
04/2021	$12,101	$14,816
05/2021	$12,593	$15,299
06/2021	$12,210	$15,127
07/2021	$12,076	$15,241
08/2021	$12,261	$15,510
09/2021	$12,044	$15,060
10/2021	$12,299	$15,430
11/2021	$11,540	$14,712
12/2021	$12,165	$15,465
01/2022	$12,201	$14,718
02/2022	$11,813	$14,458
03/2022	$11,377	$14,551
04/2022	$10,821	$13,609
05/2022	$11,250	$13,711
06/2022	$10,215	$12,439
07/2022	$10,553	$13,059
08/2022	$9,814	$12,439
09/2022	$8,906	$11,275
10/2022	$9,525	$11,881
11/2022	$10,757	$13,220
12/2022	$10,717	$13,230
01/2023	$11,854	$14,302
02/2023	$11,689	$14,003
03/2023	$11,997	$14,350
04/2023	$12,283	$14,755
05/2023	$11,725	$14,131
06/2023	$12,391	$14,774
07/2023	$12,791	$15,252
08/2023	$12,398	$14,668
09/2023	$11,868	$14,167
10/2023	$11,303	$13,592
11/2023	$12,348	$14,854
12/2023	$12,974	$15,643
01/2024	$12,727	$15,733
02/2024	$13,093	$16,021
03/2024	$13,570	$16,548
04/2024	$13,168	$16,124
05/2024	$13,914	$16,749
06/2024	$13,436	$16,479
07/2024	$14,033	$16,962
08/2024	$14,421	$17,514
09/2024	$14,458	$17,675
10/2024	$13,630	$16,714

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	20.59%	4.98%	3.15%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	19.59%	4.98%	3.15%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 598,097,805
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 4,713,132
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$598,097,805
# of Portfolio Holdings	162
Portfolio Turnover Rate	43%
Total Management Fees Paid	$4,713,132

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	82.8
Common Stocks	13.2
Investment Companies	3.3
Securities Lending Collateral	0.4
Foreign Preferred Stocks	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

 Top Ten Holdings - % Net Assets

Roche Holding AG	3.2
Reckitt Benckiser Group PLC	2.4
British American Tobacco PLC	2.4
Samsung Electronics Co. Ltd.	2.2
GSK PLC	2.2
Barclays PLC	2.1
Sanofi SA	2.1
Orange SA	1.6
RELX PLC	1.6
ING Groep NV	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.0
Utilities	2.2
Energy	2.7
Communication Services	3.6
Materials	6.8
Information Technology	10.5
Consumer Staples	12.1
Health Care	12.4
Consumer Discretionary	13.6
Financials	15.2
Industrials	19.9

Top Ten Country Exposure - % Equities

Value	Value
Italy	2.7
Canada	3.2
China	3.5
Netherlands	4.7
Republic Of Korea	4.9
Germany	9.4
Japan	11.6
United States	13.2
France	14.2
United Kingdom	20.1

Material Fund Change [Text Block]
C000185593
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class R6
Trading Symbol	AAERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 22.17% for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97%.

• Broad market performance during the last twelve months benefited from many developed nations loosening monetary policy as inflation eased and the increased prospect of a soft landing even as an interest rate hike by the Bank of Japan in late July caused some market turmoil.

• The Fund’s focus on value through a bottom-up approach and diversification through its multi manager strategy provided strong returns during the period.

• The Fund's holdings in the Industrials and Financials sectors contributed to the Fund's performance, while holdings in the Information Technology sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	MSCI® EAFE Index (Net)
10/2014	$10,000	$10,000
11/2014	$10,108	$10,136
12/2014	$9,695	$9,785
01/2015	$9,738	$9,833
02/2015	$10,307	$10,421
03/2015	$10,207	$10,262
04/2015	$10,660	$10,681
05/2015	$10,623	$10,627
06/2015	$10,354	$10,325
07/2015	$10,491	$10,540
08/2015	$9,769	$9,765
09/2015	$9,279	$9,269
10/2015	$9,901	$9,993
11/2015	$9,790	$9,838
12/2015	$9,523	$9,705
01/2016	$8,929	$9,003
02/2016	$8,627	$8,838
03/2016	$9,226	$9,414
04/2016	$9,485	$9,686
05/2016	$9,463	$9,598
06/2016	$9,069	$9,276
07/2016	$9,393	$9,746
08/2016	$9,485	$9,753
09/2016	$9,604	$9,873
10/2016	$9,399	$9,671
11/2016	$9,307	$9,478
12/2016	$9,552	$9,802
01/2017	$9,823	$10,087
02/2017	$9,851	$10,231
03/2017	$10,216	$10,513
04/2017	$10,481	$10,780
05/2017	$10,824	$11,176
06/2017	$10,808	$11,156
07/2017	$11,134	$11,478
08/2017	$11,057	$11,473
09/2017	$11,406	$11,759
10/2017	$11,561	$11,937
11/2017	$11,732	$12,063
12/2017	$11,930	$12,256
01/2018	$12,467	$12,871
02/2018	$11,753	$12,290
03/2018	$11,713	$12,069
04/2018	$11,913	$12,344
05/2018	$11,696	$12,067
06/2018	$11,525	$11,919
07/2018	$11,776	$12,213
08/2018	$11,462	$11,977
09/2018	$11,616	$12,081
10/2018	$10,697	$11,119
11/2018	$10,634	$11,105
12/2018	$9,982	$10,566
01/2019	$10,678	$11,260
02/2019	$11,017	$11,548
03/2019	$10,948	$11,620
04/2019	$11,243	$11,947
05/2019	$10,559	$11,373
06/2019	$11,192	$12,048
07/2019	$10,879	$11,895
08/2019	$10,528	$11,587
09/2019	$10,942	$11,919
10/2019	$11,337	$12,347
11/2019	$11,481	$12,486
12/2019	$11,932	$12,892
01/2020	$11,325	$12,623
02/2020	$10,299	$11,482
03/2020	$8,362	$9,949
04/2020	$8,930	$10,592
05/2020	$9,330	$11,053
06/2020	$9,659	$11,430
07/2020	$9,827	$11,696
08/2020	$10,441	$12,297
09/2020	$9,995	$11,978
10/2020	$9,530	$11,500
11/2020	$11,564	$13,282
12/2020	$12,068	$13,900
01/2021	$11,819	$13,752
02/2021	$12,430	$14,060
03/2021	$12,850	$14,383
04/2021	$13,060	$14,816
05/2021	$13,605	$15,299
06/2021	$13,204	$15,127
07/2021	$13,073	$15,241
08/2021	$13,290	$15,510
09/2021	$13,060	$15,060
10/2021	$13,362	$15,430
11/2021	$12,541	$14,712
12/2021	$13,239	$15,465
01/2022	$13,298	$14,718
02/2022	$12,882	$14,458
03/2022	$12,422	$14,551
04/2022	$11,823	$13,609
05/2022	$12,305	$13,711
06/2022	$11,181	$12,439
07/2022	$11,561	$13,059
08/2022	$10,765	$12,439
09/2022	$9,773	$11,275
10/2022	$10,473	$11,881
11/2022	$11,838	$13,220
12/2022	$11,803	$13,230
01/2023	$13,071	$14,302
02/2023	$12,906	$14,003
03/2023	$13,251	$14,350
04/2023	$13,589	$14,755
05/2023	$12,981	$14,131
06/2023	$13,731	$14,774
07/2023	$14,189	$15,252
08/2023	$13,769	$14,668
09/2023	$13,198	$14,167
10/2023	$12,583	$13,592
11/2023	$13,761	$14,854
12/2023	$14,478	$15,643
01/2024	$14,217	$15,733
02/2024	$14,637	$16,021
03/2024	$15,190	$16,548
04/2024	$14,747	$16,124
05/2024	$15,602	$16,749
06/2024	$15,080	$16,479
07/2024	$15,768	$16,962
08/2024	$16,227	$17,514
09/2024	$16,290	$17,675
10/2024	$15,372	$16,714

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	22.17%	6.28%	4.39%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 598,097,805
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 4,713,132
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$598,097,805
# of Portfolio Holdings	162
Portfolio Turnover Rate	43%
Total Management Fees Paid	$4,713,132

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	82.8
Common Stocks	13.2
Investment Companies	3.3
Securities Lending Collateral	0.4
Foreign Preferred Stocks	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

 Top Ten Holdings - % Net Assets

Roche Holding AG	3.2
Reckitt Benckiser Group PLC	2.4
British American Tobacco PLC	2.4
Samsung Electronics Co. Ltd.	2.2
GSK PLC	2.2
Barclays PLC	2.1
Sanofi SA	2.1
Orange SA	1.6
RELX PLC	1.6
ING Groep NV	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.0
Utilities	2.2
Energy	2.7
Communication Services	3.6
Materials	6.8
Information Technology	10.5
Consumer Staples	12.1
Health Care	12.4
Consumer Discretionary	13.6
Financials	15.2
Industrials	19.9

Top Ten Country Exposure - % Equities

Value	Value
Italy	2.7
Canada	3.2
China	3.5
Netherlands	4.7
Republic Of Korea	4.9
Germany	9.4
Japan	11.6
United States	13.2
France	14.2
United Kingdom	20.1

Material Fund Change [Text Block]
C000167879
Shareholder Report [Line Items]
Fund Name	Garcia Hamilton Quality Bond Fund
Class Name	Class R5
Trading Symbol	GHQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 11.40% for the twelve months ended October 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 10.55%.

• The Federal Reserve cut the Federal Funds Rate by 0.50% in September 2024.

• In anticipation of a slower economy, the Fund ended the period with a longer duration of 7.5 years compared to 6.1 years for the Index, which led to outperformance.

• The Fund was underweight in Corporates due to narrow credit spreads. This detracted from performance as Corporates were the best performing sector in the Index, returning 13.6%. Lower-quality Corporate bonds outperformed, while the Fund holds only higher-quality bonds.

• The Fund’s overweighting of Agency Mortgages performed well, although returns were in line with duration-equivalent Treasury bonds.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	Bloomberg US Aggregate Bond Index
04/2016	$250,000	$250,000
04/2016	$248,686	$250,846
05/2016	$249,135	$250,910
06/2016	$252,291	$255,418
07/2016	$253,991	$257,033
08/2016	$254,185	$256,739
09/2016	$253,133	$256,589
10/2016	$250,858	$254,626
11/2016	$246,090	$248,603
12/2016	$246,318	$248,954
01/2017	$246,905	$249,442
02/2017	$249,001	$251,119
03/2017	$248,612	$250,987
04/2017	$250,205	$252,924
05/2017	$251,535	$254,871
06/2017	$251,845	$254,614
07/2017	$251,663	$255,710
08/2017	$253,771	$258,004
09/2017	$252,814	$256,775
10/2017	$253,140	$256,924
11/2017	$253,459	$256,594
12/2017	$254,811	$257,772
01/2018	$253,618	$254,803
02/2018	$252,671	$252,387
03/2018	$254,124	$254,006
04/2018	$253,770	$252,117
05/2018	$255,794	$253,916
06/2018	$256,000	$253,604
07/2018	$255,935	$253,664
08/2018	$256,902	$255,296
09/2018	$256,575	$253,652
10/2018	$255,015	$251,648
11/2018	$256,031	$253,150
12/2018	$257,055	$257,801
01/2019	$258,908	$260,539
02/2019	$259,179	$260,388
03/2019	$261,084	$265,387
04/2019	$261,386	$265,455
05/2019	$263,541	$270,168
06/2019	$264,354	$273,560
07/2019	$264,907	$274,162
08/2019	$268,086	$281,266
09/2019	$267,765	$279,768
10/2019	$268,267	$280,611
11/2019	$268,472	$280,468
12/2019	$268,408	$280,273
01/2020	$270,737	$285,666
02/2020	$272,510	$290,808
03/2020	$265,165	$289,096
04/2020	$272,331	$294,236
05/2020	$274,873	$295,605
06/2020	$277,376	$297,468
07/2020	$280,423	$301,911
08/2020	$279,638	$299,474
09/2020	$279,367	$299,310
10/2020	$278,815	$297,973
11/2020	$280,683	$300,897
12/2020	$281,023	$301,312
01/2021	$279,582	$299,151
02/2021	$278,452	$294,831
03/2021	$277,123	$291,150
04/2021	$277,779	$293,450
05/2021	$277,049	$294,409
06/2021	$276,884	$296,477
07/2021	$277,553	$299,792
08/2021	$277,385	$299,221
09/2021	$277,213	$296,631
10/2021	$276,469	$296,549
11/2021	$275,977	$297,426
12/2021	$275,779	$296,665
01/2022	$273,627	$290,274
02/2022	$271,482	$287,035
03/2022	$267,677	$279,061
04/2022	$260,301	$268,471
05/2022	$262,315	$270,202
06/2022	$259,495	$265,963
07/2022	$266,635	$272,462
08/2022	$257,818	$264,763
09/2022	$244,974	$253,324
10/2022	$240,419	$250,043
11/2022	$250,842	$259,238
12/2022	$249,214	$258,069
01/2023	$259,708	$266,008
02/2023	$251,692	$259,130
03/2023	$259,069	$265,713
04/2023	$260,073	$267,323
05/2023	$257,273	$264,412
06/2023	$256,508	$263,469
07/2023	$255,165	$263,286
08/2023	$252,642	$261,604
09/2023	$243,315	$254,956
10/2023	$237,824	$250,933
11/2023	$251,009	$262,296
12/2023	$263,112	$272,337
01/2024	$261,449	$271,589
02/2024	$256,154	$267,752
03/2024	$259,013	$270,224
04/2024	$250,088	$263,399
05/2024	$255,095	$267,864
06/2024	$259,495	$270,400
07/2024	$265,442	$276,716
08/2024	$270,850	$280,692
09/2024	$274,318	$284,451
10/2024	$264,940	$277,397

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (4/4/16)
Class R5Footnote Reference1	11.40%	(0.25)%	0.68%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.22%

Performance Inception Date	Apr. 04, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 264,850,242
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 759,409
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$264,850,242
# of Portfolio Holdings	27
Portfolio Turnover Rate	34%
Total Management Fees Paid	$759,409

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 3.500%, Due 2/15/2033	12.7
U.S. Treasury Notes, 1.875%, Due 2/15/2032	10.6
U.S. Treasury Notes, 4.000%, Due 2/15/2034	7.9
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	6.4
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 3/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 10/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 9/1/2042	3.7
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	47.1
U.S. Treasury Obligations	44.8
Corporate Obligations	8.1

Industry Allocation - % Investments

Value	Value
Electric	2.3
Banks	2.5
Media	3.3
U.S. Treasury Obligations	44.8
U.S. Agency Mortgage-Backed Obligations	47.1

Excludes cash.

Material Fund Change [Text Block]
C000167880
Shareholder Report [Line Items]
Fund Name	Garcia Hamilton Quality Bond Fund
Trading Symbol	GHQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 11.29% for the twelve months ended October 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 10.55%.

• The Federal Reserve cut the Federal Funds Rate by 0.50% in September 2024.

• In anticipation of a slower economy, the Fund ended the period with a longer duration of 7.5 years compared to 6.1 years for the Index, which led to outperformance.

• The Fund was underweight in Corporates due to narrow credit spreads. This detracted from performance as Corporates were the best performing sector in the Index, returning 13.6%. Lower-quality Corporate bonds outperformed, while the Fund holds only higher-quality bonds.

• The Fund’s overweighting of Agency Mortgages performed well, although returns were in line with duration-equivalent Treasury bonds.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	Bloomberg US Aggregate Bond Index
04/2016	$10,000	$10,000
04/2016	$9,947	$10,034
05/2016	$9,951	$10,036
06/2016	$10,083	$10,217
07/2016	$10,148	$10,281
08/2016	$10,153	$10,270
09/2016	$10,108	$10,264
10/2016	$10,024	$10,185
11/2016	$9,820	$9,944
12/2016	$9,836	$9,958
01/2017	$9,856	$9,978
02/2017	$9,927	$10,045
03/2017	$9,908	$10,039
04/2017	$9,969	$10,117
05/2017	$10,018	$10,195
06/2017	$10,028	$10,185
07/2017	$10,017	$10,228
08/2017	$10,098	$10,320
09/2017	$10,057	$10,271
10/2017	$10,066	$10,277
11/2017	$10,086	$10,264
12/2017	$10,126	$10,311
01/2018	$10,076	$10,192
02/2018	$10,035	$10,095
03/2018	$10,090	$10,160
04/2018	$10,083	$10,085
05/2018	$10,150	$10,157
06/2018	$10,155	$10,144
07/2018	$10,149	$10,147
08/2018	$10,184	$10,212
09/2018	$10,168	$10,146
10/2018	$10,103	$10,066
11/2018	$10,140	$10,126
12/2018	$10,177	$10,312
01/2019	$10,247	$10,422
02/2019	$10,255	$10,416
03/2019	$10,327	$10,615
04/2019	$10,336	$10,618
05/2019	$10,417	$10,807
06/2019	$10,446	$10,942
07/2019	$10,465	$10,966
08/2019	$10,587	$11,251
09/2019	$10,571	$11,191
10/2019	$10,587	$11,224
11/2019	$10,603	$11,219
12/2019	$10,586	$11,211
01/2020	$10,674	$11,427
02/2020	$10,741	$11,632
03/2020	$10,447	$11,564
04/2020	$10,717	$11,769
05/2020	$10,825	$11,824
06/2020	$10,920	$11,899
07/2020	$11,037	$12,076
08/2020	$11,002	$11,979
09/2020	$10,977	$11,972
10/2020	$10,963	$11,919
11/2020	$11,033	$12,036
12/2020	$11,043	$12,052
01/2021	$10,982	$11,966
02/2021	$10,935	$11,793
03/2021	$10,868	$11,646
04/2021	$10,901	$11,738
05/2021	$10,869	$11,776
06/2021	$10,859	$11,859
07/2021	$10,882	$11,992
08/2021	$10,872	$11,969
09/2021	$10,862	$11,865
10/2021	$10,841	$11,862
11/2021	$10,807	$11,897
12/2021	$10,796	$11,867
01/2022	$10,708	$11,611
02/2022	$10,632	$11,481
03/2022	$10,468	$11,162
04/2022	$10,176	$10,739
05/2022	$10,252	$10,808
06/2022	$10,138	$10,639
07/2022	$10,414	$10,898
08/2022	$10,066	$10,591
09/2022	$9,550	$10,133
10/2022	$9,380	$10,002
11/2022	$9,784	$10,370
12/2022	$9,729	$10,323
01/2023	$10,135	$10,640
02/2023	$9,820	$10,365
03/2023	$10,093	$10,629
04/2023	$10,139	$10,693
05/2023	$10,027	$10,576
06/2023	$9,983	$10,539
07/2023	$9,927	$10,531
08/2023	$9,826	$10,464
09/2023	$9,448	$10,198
10/2023	$9,231	$10,037
11/2023	$9,753	$10,492
12/2023	$10,220	$10,893
01/2024	$10,164	$10,864
02/2024	$9,993	$10,710
03/2024	$10,090	$10,809
04/2024	$9,728	$10,536
05/2024	$9,919	$10,715
06/2024	$10,075	$10,816
07/2024	$10,303	$11,069
08/2024	$10,521	$11,228
09/2024	$10,653	$11,378
10/2024	$10,274	$11,096

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (4/4/16)
Investor ClassFootnote Reference1	11.29%	(0.60)%	0.32%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.22%

Performance Inception Date	Apr. 04, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 264,850,242
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 759,409
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$264,850,242
# of Portfolio Holdings	27
Portfolio Turnover Rate	34%
Total Management Fees Paid	$759,409

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 3.500%, Due 2/15/2033	12.7
U.S. Treasury Notes, 1.875%, Due 2/15/2032	10.6
U.S. Treasury Notes, 4.000%, Due 2/15/2034	7.9
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	6.4
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 3/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 10/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 9/1/2042	3.7
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	47.1
U.S. Treasury Obligations	44.8
Corporate Obligations	8.1

Industry Allocation - % Investments

Value	Value
Electric	2.3
Banks	2.5
Media	3.3
U.S. Treasury Obligations	44.8
U.S. Agency Mortgage-Backed Obligations	47.1

Excludes cash.

Material Fund Change [Text Block]
C000167881
Shareholder Report [Line Items]
Fund Name	Garcia Hamilton Quality Bond Fund
Class Name	Class Y
Trading Symbol	GHQYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 11.22% for the twelve months ended October 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 10.55%.

• The Federal Reserve cut the Federal Funds Rate by 0.50% in September 2024.

• In anticipation of a slower economy, the Fund ended the period with a longer duration of 7.5 years compared to 6.1 years for the Index, which led to outperformance.

• The Fund was underweight in Corporates due to narrow credit spreads. This detracted from performance as Corporates were the best performing sector in the Index, returning 13.6%. Lower-quality Corporate bonds outperformed, while the Fund holds only higher-quality bonds.

• The Fund’s overweighting of Agency Mortgages performed well, although returns were in line with duration-equivalent Treasury bonds.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index
04/2016	$100,000	$100,000
04/2016	$99,450	$100,338
05/2016	$99,642	$100,364
06/2016	$100,896	$102,167
07/2016	$101,567	$102,813
08/2016	$101,535	$102,696
09/2016	$101,108	$102,636
10/2016	$100,290	$101,850
11/2016	$98,375	$99,441
12/2016	$98,457	$99,582
01/2017	$98,683	$99,777
02/2017	$99,513	$100,448
03/2017	$99,350	$100,395
04/2017	$99,877	$101,170
05/2017	$100,399	$101,948
06/2017	$100,616	$101,846
07/2017	$100,535	$102,284
08/2017	$101,369	$103,201
09/2017	$100,876	$102,710
10/2017	$100,998	$102,769
11/2017	$101,219	$102,638
12/2017	$101,648	$103,109
01/2018	$101,163	$101,921
02/2018	$100,777	$100,955
03/2018	$101,451	$101,602
04/2018	$101,301	$100,847
05/2018	$101,998	$101,566
06/2018	$102,072	$101,442
07/2018	$102,037	$101,466
08/2018	$102,414	$102,119
09/2018	$102,275	$101,461
10/2018	$101,748	$100,659
11/2018	$102,145	$101,260
12/2018	$102,544	$103,120
01/2019	$103,170	$104,215
02/2019	$103,375	$104,155
03/2019	$104,126	$106,155
04/2019	$104,238	$106,182
05/2019	$104,983	$108,067
06/2019	$105,404	$109,424
07/2019	$105,615	$109,665
08/2019	$106,873	$112,506
09/2019	$106,736	$111,907
10/2019	$106,927	$112,244
11/2019	$107,001	$112,187
12/2019	$106,966	$112,109
01/2020	$107,885	$114,266
02/2020	$108,584	$116,323
03/2020	$105,649	$115,639
04/2020	$108,493	$117,694
05/2020	$109,496	$118,242
06/2020	$110,483	$118,987
07/2020	$111,687	$120,764
08/2020	$111,366	$119,790
09/2020	$111,249	$119,724
10/2020	$111,020	$119,189
11/2020	$111,755	$120,359
12/2020	$111,881	$120,525
01/2021	$111,299	$119,660
02/2021	$110,841	$117,933
03/2021	$110,307	$116,460
04/2021	$110,563	$117,380
05/2021	$110,267	$117,763
06/2021	$110,306	$118,591
07/2021	$110,567	$119,917
08/2021	$110,383	$119,689
09/2021	$110,309	$118,652
10/2021	$110,119	$118,620
11/2021	$109,918	$118,970
12/2021	$109,721	$118,666
01/2022	$108,859	$116,110
02/2022	$108,114	$114,814
03/2022	$106,483	$111,624
04/2022	$103,544	$107,388
05/2022	$104,450	$108,081
06/2022	$103,210	$106,385
07/2022	$105,983	$108,985
08/2022	$102,469	$105,905
09/2022	$97,240	$101,329
10/2022	$95,536	$100,017
11/2022	$99,677	$103,695
12/2022	$99,138	$103,227
01/2023	$103,314	$106,403
02/2023	$100,122	$103,652
03/2023	$102,936	$106,285
04/2023	$103,323	$106,929
05/2023	$102,321	$105,765
06/2023	$101,779	$105,388
07/2023	$101,356	$105,314
08/2023	$100,348	$104,642
09/2023	$96,516	$101,982
10/2023	$94,328	$100,373
11/2023	$99,685	$104,919
12/2023	$104,490	$108,935
01/2024	$103,942	$108,636
02/2024	$101,832	$107,101
03/2024	$102,843	$108,090
04/2024	$99,288	$105,360
05/2024	$101,153	$107,146
06/2024	$102,896	$108,160
07/2024	$105,253	$110,686
08/2024	$107,277	$112,277
09/2024	$108,649	$113,780
10/2024	$104,916	$110,959

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (4/4/16)
Class YFootnote Reference1	11.22%	(0.38)%	0.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.22%

Performance Inception Date	Apr. 04, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 264,850,242
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 759,409
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$264,850,242
# of Portfolio Holdings	27
Portfolio Turnover Rate	34%
Total Management Fees Paid	$759,409

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 3.500%, Due 2/15/2033	12.7
U.S. Treasury Notes, 1.875%, Due 2/15/2032	10.6
U.S. Treasury Notes, 4.000%, Due 2/15/2034	7.9
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	6.4
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 3/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 10/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 9/1/2042	3.7
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	47.1
U.S. Treasury Obligations	44.8
Corporate Obligations	8.1

Industry Allocation - % Investments

Value	Value
Electric	2.3
Banks	2.5
Media	3.3
U.S. Treasury Obligations	44.8
U.S. Agency Mortgage-Backed Obligations	47.1

Excludes cash.

Material Fund Change [Text Block]
C000211731
Shareholder Report [Line Items]
Fund Name	Garcia Hamilton Quality Bond Fund
Class Name	Class R6
Trading Symbol	GHQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 11.46% for the twelve months ended October 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 10.55%.

• The Federal Reserve cut the Federal Funds Rate by 0.50% in September 2024.

• In anticipation of a slower economy, the Fund ended the period with a longer duration of 7.5 years compared to 6.1 years for the Index, which led to outperformance.

• The Fund was underweight in Corporates due to narrow credit spreads. This detracted from performance as Corporates were the best performing sector in the Index, returning 13.6%. Lower-quality Corporate bonds outperformed, while the Fund holds only higher-quality bonds.

• The Fund’s overweighting of Agency Mortgages performed well, although returns were in line with duration-equivalent Treasury bonds.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	Bloomberg US Aggregate Bond Index
04/2016	$10,000	$10,000
04/2016	$9,947	$10,034
05/2016	$9,965	$10,036
06/2016	$10,092	$10,217
07/2016	$10,160	$10,281
08/2016	$10,167	$10,270
09/2016	$10,125	$10,264
10/2016	$10,034	$10,185
11/2016	$9,844	$9,944
12/2016	$9,853	$9,958
01/2017	$9,876	$9,978
02/2017	$9,960	$10,045
03/2017	$9,944	$10,039
04/2017	$10,008	$10,117
05/2017	$10,061	$10,195
06/2017	$10,074	$10,185
07/2017	$10,067	$10,228
08/2017	$10,151	$10,320
09/2017	$10,113	$10,271
10/2017	$10,126	$10,277
11/2017	$10,138	$10,264
12/2017	$10,192	$10,311
01/2018	$10,145	$10,192
02/2018	$10,107	$10,095
03/2018	$10,165	$10,160
04/2018	$10,151	$10,085
05/2018	$10,232	$10,157
06/2018	$10,240	$10,144
07/2018	$10,237	$10,147
08/2018	$10,276	$10,212
09/2018	$10,263	$10,146
10/2018	$10,201	$10,066
11/2018	$10,241	$10,126
12/2018	$10,282	$10,312
01/2019	$10,356	$10,422
02/2019	$10,367	$10,416
03/2019	$10,444	$10,615
04/2019	$10,456	$10,618
05/2019	$10,532	$10,807
06/2019	$10,576	$10,942
07/2019	$10,598	$10,966
08/2019	$10,715	$11,251
09/2019	$10,704	$11,191
10/2019	$10,724	$11,224
11/2019	$10,743	$11,219
12/2019	$10,730	$11,211
01/2020	$10,824	$11,427
02/2020	$10,895	$11,632
03/2020	$10,612	$11,564
04/2020	$10,889	$11,769
05/2020	$11,001	$11,824
06/2020	$11,091	$11,899
07/2020	$11,213	$12,076
08/2020	$11,182	$11,979
09/2020	$11,172	$11,972
10/2020	$11,150	$11,919
11/2020	$11,225	$12,036
12/2020	$11,250	$12,052
01/2021	$11,193	$11,966
02/2021	$11,137	$11,793
03/2021	$11,084	$11,646
04/2021	$11,122	$11,738
05/2021	$11,093	$11,776
06/2021	$11,087	$11,859
07/2021	$11,114	$11,992
08/2021	$11,107	$11,969
09/2021	$11,090	$11,865
10/2021	$11,071	$11,862
11/2021	$11,053	$11,897
12/2021	$11,034	$11,867
01/2022	$10,948	$11,611
02/2022	$10,874	$11,481
03/2022	$10,710	$11,162
04/2022	$10,427	$10,739
05/2022	$10,496	$10,808
06/2022	$10,384	$10,639
07/2022	$10,670	$10,898
08/2022	$10,317	$10,591
09/2022	$9,803	$10,133
10/2022	$9,621	$10,002
11/2022	$10,038	$10,370
12/2022	$9,985	$10,323
01/2023	$10,406	$10,640
02/2023	$10,085	$10,365
03/2023	$10,369	$10,629
04/2023	$10,421	$10,693
05/2023	$10,309	$10,576
06/2023	$10,267	$10,539
07/2023	$10,214	$10,531
08/2023	$10,113	$10,464
09/2023	$9,727	$10,198
10/2023	$9,508	$10,037
11/2023	$10,048	$10,492
12/2023	$10,534	$10,893
01/2024	$10,479	$10,864
02/2024	$10,267	$10,710
03/2024	$10,370	$10,809
04/2024	$10,001	$10,536
05/2024	$10,202	$10,715
06/2024	$10,378	$10,816
07/2024	$10,605	$11,069
08/2024	$10,834	$11,228
09/2024	$10,973	$11,378
10/2024	$10,598	$11,096

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (4/4/16)
R6 ClassFootnote Reference1	11.46%	(0.24)%	0.68%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.22%

Performance Inception Date	Apr. 04, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 264,850,242
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 759,409
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$264,850,242
# of Portfolio Holdings	27
Portfolio Turnover Rate	34%
Total Management Fees Paid	$759,409

Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 3.500%, Due 2/15/2033	12.7
U.S. Treasury Notes, 1.875%, Due 2/15/2032	10.6
U.S. Treasury Notes, 4.000%, Due 2/15/2034	7.9
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	6.4
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 3/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 10/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 9/1/2042	3.7
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	47.1
U.S. Treasury Obligations	44.8
Corporate Obligations	8.1

Industry Allocation - % Investments

Value	Value
Electric	2.3
Banks	2.5
Media	3.3
U.S. Treasury Obligations	44.8
U.S. Agency Mortgage-Backed Obligations	47.1

Excludes cash.

Material Fund Change [Text Block]
C000206039
Shareholder Report [Line Items]
Fund Name	EAM International Small Cap Fund
Class Name	Class R5
Trading Symbol	TOVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon EAM International Small Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 18.52% for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97% and the MSCI® ACWI ex USA Small Cap Index (Net) return of 23.73%.

• The Fund’s strategy of informed momentum investing struggled as investors rotated into lower momentum and weaker quality stocks in the latter part of the twelve-month period with the loosening of global monetary policy and the prospect of a soft landing among international markets.

• The Fund's holdings in the Financials, Consumer Discretionary, and Materials sectors detracted from the Fund's performance. Conversely, holdings in the Information Technology and Health Care sectors contributed to performance. The Fund’s holdings in Taiwan detracted from performance, while holdings in Korea contributed positively to performance during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	MSCI® EAFE Index (Net)	MSCI® ACWI ex USA Small Cap Index (Net)
10/2014	$250,000	$250,000	$250,000
11/2014	$253,626	$253,400	$248,950
12/2014	$247,670	$244,622	$245,858
01/2015	$254,279	$245,818	$244,956
02/2015	$269,334	$260,513	$258,322
03/2015	$269,150	$256,556	$255,524
04/2015	$279,064	$267,031	$270,792
05/2015	$282,920	$265,664	$272,305
06/2015	$276,127	$258,137	$266,303
07/2015	$280,166	$263,497	$261,228
08/2015	$263,275	$244,113	$246,655
09/2015	$251,709	$231,718	$239,612
10/2015	$267,865	$249,831	$253,815
11/2015	$268,967	$245,945	$252,000
12/2015	$265,667	$242,631	$252,257
01/2016	$249,394	$225,085	$232,914
02/2016	$246,935	$220,961	$233,704
03/2016	$266,614	$235,339	$253,980
04/2016	$274,372	$242,152	$261,082
05/2016	$273,993	$239,952	$259,364
06/2016	$269,263	$231,898	$251,758
07/2016	$280,427	$243,651	$265,768
08/2016	$280,805	$243,823	$265,131
09/2016	$284,211	$246,819	$271,675
10/2016	$273,236	$241,770	$264,522
11/2016	$268,884	$236,955	$256,668
12/2016	$274,866	$245,057	$262,116
01/2017	$287,744	$252,166	$272,161
02/2017	$289,858	$255,772	$279,330
03/2017	$298,508	$262,813	$285,121
04/2017	$308,311	$269,500	$293,674
05/2017	$316,768	$279,392	$301,639
06/2017	$314,077	$278,898	$302,906
07/2017	$325,418	$286,943	$313,607
08/2017	$322,727	$286,835	$317,005
09/2017	$334,260	$293,971	$323,814
10/2017	$337,912	$298,435	$329,860
11/2017	$336,758	$301,566	$334,773
12/2017	$341,328	$306,406	$345,064
01/2018	$358,852	$321,775	$362,027
02/2018	$341,328	$307,252	$347,785
03/2018	$338,991	$301,714	$343,844
04/2018	$338,796	$308,603	$347,820
05/2018	$331,397	$301,666	$344,299
06/2018	$324,972	$297,980	$334,916
07/2018	$328,671	$305,315	$337,250
08/2018	$320,104	$299,419	$333,968
09/2018	$319,715	$302,017	$329,847
10/2018	$293,234	$277,979	$297,764
11/2018	$290,898	$277,629	$298,505
12/2018	$273,445	$264,152	$282,264
01/2019	$292,582	$281,512	$304,371
02/2019	$300,671	$288,688	$310,755
03/2019	$302,644	$290,508	$311,228
04/2019	$316,060	$298,676	$318,111
05/2019	$296,331	$284,332	$301,695
06/2019	$310,536	$301,200	$315,007
07/2019	$305,801	$297,376	$312,903
08/2019	$297,120	$289,672	$303,885
09/2019	$302,447	$297,973	$311,268
10/2019	$308,760	$308,679	$323,865
11/2019	$315,073	$312,159	$329,302
12/2019	$327,474	$322,304	$345,544
01/2020	$314,747	$315,571	$334,757
02/2020	$288,282	$287,044	$303,969
03/2020	$250,908	$248,733	$245,318
04/2020	$267,676	$264,802	$275,134
05/2020	$282,625	$276,333	$291,815
06/2020	$291,110	$285,742	$301,324
07/2020	$303,838	$292,402	$316,395
08/2020	$320,201	$307,435	$337,206
09/2020	$323,231	$299,446	$332,935
10/2020	$314,747	$287,490	$324,107
11/2020	$352,322	$332,055	$368,956
12/2020	$369,713	$347,494	$394,757
01/2021	$367,882	$343,792	$394,063
02/2021	$379,474	$351,503	$408,320
03/2021	$386,795	$359,585	$416,596
04/2021	$399,404	$370,405	$435,728
05/2021	$410,792	$382,484	$445,825
06/2021	$406,114	$378,180	$443,060
07/2021	$406,928	$381,027	$446,615
08/2021	$410,385	$387,748	$456,933
09/2021	$394,319	$376,495	$443,040
10/2021	$397,777	$385,755	$449,967
11/2021	$382,118	$367,801	$427,690
12/2021	$398,448	$386,634	$445,773
01/2022	$374,948	$367,950	$417,946
02/2022	$362,245	$361,444	$412,534
03/2022	$354,835	$363,767	$416,733
04/2022	$330,699	$340,233	$389,832
05/2022	$340,226	$342,784	$386,240
06/2022	$304,235	$310,978	$343,604
07/2022	$316,091	$326,474	$363,458
08/2022	$296,613	$310,968	$353,925
09/2022	$269,090	$281,878	$314,853
10/2022	$285,180	$297,036	$325,085
11/2022	$323,501	$330,493	$356,152
12/2022	$317,604	$330,758	$356,748
01/2023	$345,419	$357,542	$382,430
02/2023	$338,735	$350,082	$372,659
03/2023	$344,341	$358,758	$373,502
04/2023	$340,029	$368,887	$379,003
05/2023	$337,010	$353,276	$368,495
06/2023	$358,356	$369,354	$381,154
07/2023	$371,940	$381,305	$400,511
08/2023	$364,178	$366,696	$389,346
09/2023	$345,635	$354,170	$374,692
10/2023	$330,110	$339,812	$353,742
11/2023	$356,631	$371,352	$387,972
12/2023	$368,804	$391,082	$412,609
01/2024	$363,083	$393,333	$405,530
02/2024	$391,030	$400,532	$409,592
03/2024	$401,372	$413,706	$421,310
04/2024	$386,629	$403,111	$415,177
05/2024	$405,113	$418,726	$428,628
06/2024	$405,333	$411,966	$424,083
07/2024	$404,453	$424,051	$440,232
08/2024	$409,734	$437,840	$448,341
09/2024	$409,514	$441,883	$461,820
10/2024	$391,250	$417,853	$437,686

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	18.52%	4.85%	4.58%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%
MSCI® ACWI ex USA Small Cap Index (Net)	23.73%	6.21%	5.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The MSCI® EAFE Index (Net) is replacing the MSCI® ACWI ex USA Small Cap Index (Net) as the broad-based securities market index to comply with a new regulatory requirement. The MSCI® ACWI ex USA Small Cap Index (Net) reflects the market sectors in which the Fund invests.

AssetsNet	$ 126,424,066
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 813,252
InvestmentCompanyPortfolioTurnover	260.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$126,424,066
# of Portfolio Holdings	137
Portfolio Turnover Rate	260%
Total Management Fees Paid	$813,252

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	94.7
Investment Companies	2.9
Common Stocks	1.5
Foreign Preferred Stocks	0.8
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

 Top Ten Holdings - % Net Assets

Hanwha Aerospace Co. Ltd.	1.1
Telix Pharmaceuticals Ltd.	1.0
Jentech Precision Industrial Co. Ltd.	1.0
HUB24 Ltd.	1.0
Lotus Bakeries NV	1.0
Yangzijiang Shipbuilding Holdings Ltd.	0.9
Van Lanschot Kempen NV	0.9
LIG Nex1 Co. Ltd.	0.9
Qifu Technology, Inc., ADR	0.9
InPost SA	0.9

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.4
Utilities	1.4
Real Estate	1.7
Energy	1.9
Consumer Staples	6.1
Materials	8.8
Health Care	9.7
Information Technology	10.8
Consumer Discretionary	13.3
Financials	13.6
Industrials	31.3

Top Ten Country Exposure - % Equities

Value	Value
Sweden	3.6
Switzerland	4.9
China	5.8
United Kingdom	5.8
Taiwan	7.7
Republic Of Korea	8.0
Canada	9.4
Australia	9.4
India	11.6
Japan	13.2

Material Fund Change [Text Block]
C000206040
Shareholder Report [Line Items]
Fund Name	EAM International Small Cap Fund
Trading Symbol	TIVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon EAM International Small Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$146	1.34%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 18.07% for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97% and the MSCI® ACWI ex USA Small Cap Index (Net) return of 23.73%.

• The Fund’s strategy of informed momentum investing struggled as investors rotated into lower momentum and weaker quality stocks in the latter part of the twelve-month period with the loosening of global monetary policy and the prospect of a soft landing among international markets.

• The Fund's holdings in the Financials, Consumer Discretionary, and Materials sectors detracted from the Fund's performance. Conversely, holdings in the Information Technology and Health Care sectors contributed to performance. The Fund’s holdings in Taiwan detracted from performance, while holdings in Korea contributed positively to performance during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	MSCI® EAFE Index (Net)	MSCI® ACWI ex USA Small Cap Index (Net)
10/2014	$10,000	$10,000	$10,000
11/2014	$10,145	$10,136	$9,958
12/2014	$9,907	$9,785	$9,834
01/2015	$10,171	$9,833	$9,798
02/2015	$10,773	$10,421	$10,333
03/2015	$10,766	$10,262	$10,221
04/2015	$11,163	$10,681	$10,832
05/2015	$11,317	$10,627	$10,892
06/2015	$11,045	$10,325	$10,652
07/2015	$11,207	$10,540	$10,449
08/2015	$10,531	$9,765	$9,866
09/2015	$10,068	$9,269	$9,584
10/2015	$10,715	$9,993	$10,153
11/2015	$10,759	$9,838	$10,080
12/2015	$10,627	$9,705	$10,090
01/2016	$9,976	$9,003	$9,317
02/2016	$9,877	$8,838	$9,348
03/2016	$10,665	$9,414	$10,159
04/2016	$10,975	$9,686	$10,443
05/2016	$10,960	$9,598	$10,375
06/2016	$10,771	$9,276	$10,070
07/2016	$11,217	$9,746	$10,631
08/2016	$11,232	$9,753	$10,605
09/2016	$11,368	$9,873	$10,867
10/2016	$10,929	$9,671	$10,581
11/2016	$10,755	$9,478	$10,267
12/2016	$10,995	$9,802	$10,485
01/2017	$11,510	$10,087	$10,886
02/2017	$11,594	$10,231	$11,173
03/2017	$11,940	$10,513	$11,405
04/2017	$12,332	$10,780	$11,747
05/2017	$12,671	$11,176	$12,066
06/2017	$12,563	$11,156	$12,116
07/2017	$13,017	$11,478	$12,544
08/2017	$12,909	$11,473	$12,680
09/2017	$13,370	$11,759	$12,953
10/2017	$13,516	$11,937	$13,194
11/2017	$13,470	$12,063	$13,391
12/2017	$13,653	$12,256	$13,803
01/2018	$14,354	$12,871	$14,481
02/2018	$13,653	$12,290	$13,911
03/2018	$13,560	$12,069	$13,754
04/2018	$13,552	$12,344	$13,913
05/2018	$13,256	$12,067	$13,772
06/2018	$12,999	$11,919	$13,397
07/2018	$13,147	$12,213	$13,490
08/2018	$12,804	$11,977	$13,359
09/2018	$12,789	$12,081	$13,194
10/2018	$11,729	$11,119	$11,911
11/2018	$11,636	$11,105	$11,940
12/2018	$10,938	$10,566	$11,291
01/2019	$11,703	$11,260	$12,175
02/2019	$12,019	$11,548	$12,430
03/2019	$12,090	$11,620	$12,449
04/2019	$12,627	$11,947	$12,724
05/2019	$11,837	$11,373	$12,068
06/2019	$12,398	$12,048	$12,600
07/2019	$12,200	$11,895	$12,516
08/2019	$11,861	$11,587	$12,155
09/2019	$12,074	$11,919	$12,451
10/2019	$12,319	$12,347	$12,955
11/2019	$12,571	$12,486	$13,172
12/2019	$13,058	$12,892	$13,822
01/2020	$12,552	$12,623	$13,390
02/2020	$11,493	$11,482	$12,159
03/2020	$10,000	$9,949	$9,813
04/2020	$10,666	$10,592	$11,005
05/2020	$11,252	$11,053	$11,673
06/2020	$11,597	$11,430	$12,053
07/2020	$12,095	$11,696	$12,656
08/2020	$12,745	$12,297	$13,488
09/2020	$12,857	$11,978	$13,317
10/2020	$12,520	$11,500	$12,964
11/2020	$14,013	$13,282	$14,758
12/2020	$14,705	$13,900	$15,790
01/2021	$14,625	$13,752	$15,763
02/2021	$15,084	$14,060	$16,333
03/2021	$15,374	$14,383	$16,664
04/2021	$15,865	$14,816	$17,429
05/2021	$16,316	$15,299	$17,833
06/2021	$16,123	$15,127	$17,722
07/2021	$16,163	$15,241	$17,865
08/2021	$16,292	$15,510	$18,277
09/2021	$15,647	$15,060	$17,722
10/2021	$15,776	$15,430	$17,999
11/2021	$15,156	$14,712	$17,108
12/2021	$15,807	$15,465	$17,831
01/2022	$14,863	$14,718	$16,718
02/2022	$14,362	$14,458	$16,501
03/2022	$14,061	$14,551	$16,669
04/2022	$13,101	$13,609	$15,593
05/2022	$13,477	$13,711	$15,450
06/2022	$12,041	$12,439	$13,744
07/2022	$12,508	$13,059	$14,538
08/2022	$11,740	$12,439	$14,157
09/2022	$10,646	$11,275	$12,594
10/2022	$11,281	$11,881	$13,003
11/2022	$12,792	$13,220	$14,246
12/2022	$12,556	$13,230	$14,270
01/2023	$13,648	$14,302	$15,297
02/2023	$13,377	$14,003	$14,906
03/2023	$13,606	$14,350	$14,940
04/2023	$13,428	$14,755	$15,160
05/2023	$13,301	$14,131	$14,740
06/2023	$14,131	$14,774	$15,246
07/2023	$14,656	$15,252	$16,020
08/2023	$14,351	$14,668	$15,574
09/2023	$13,606	$14,167	$14,988
10/2023	$12,979	$13,592	$14,150
11/2023	$14,021	$14,854	$15,519
12/2023	$14,490	$15,643	$16,504
01/2024	$14,258	$15,733	$16,221
02/2024	$15,351	$16,021	$16,384
03/2024	$15,756	$16,548	$16,852
04/2024	$15,170	$16,124	$16,607
05/2024	$15,885	$16,749	$17,145
06/2024	$15,894	$16,479	$16,963
07/2024	$15,850	$16,962	$17,609
08/2024	$16,048	$17,514	$17,934
09/2024	$16,040	$17,675	$18,473
10/2024	$15,325	$16,714	$17,507

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	18.07%	4.46%	4.36%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%
MSCI® ACWI ex USA Small Cap Index (Net)	23.73%	6.21%	5.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The MSCI® EAFE Index (Net) is replacing the MSCI® ACWI ex USA Small Cap Index (Net) as the broad-based securities market index to comply with a new regulatory requirement. The MSCI® ACWI ex USA Small Cap Index (Net) reflects the market sectors in which the Fund invests.

Material Change Date		Oct. 31, 2023
AssetsNet	$ 126,424,066
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 813,252
InvestmentCompanyPortfolioTurnover	260.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$126,424,066
# of Portfolio Holdings	137
Portfolio Turnover Rate	260%
Total Management Fees Paid	$813,252

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	94.7
Investment Companies	2.9
Common Stocks	1.5
Foreign Preferred Stocks	0.8
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

 Top Ten Holdings - % Net Assets

Hanwha Aerospace Co. Ltd.	1.1
Telix Pharmaceuticals Ltd.	1.0
Jentech Precision Industrial Co. Ltd.	1.0
HUB24 Ltd.	1.0
Lotus Bakeries NV	1.0
Yangzijiang Shipbuilding Holdings Ltd.	0.9
Van Lanschot Kempen NV	0.9
LIG Nex1 Co. Ltd.	0.9
Qifu Technology, Inc., ADR	0.9
InPost SA	0.9

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.4
Utilities	1.4
Real Estate	1.7
Energy	1.9
Consumer Staples	6.1
Materials	8.8
Health Care	9.7
Information Technology	10.8
Consumer Discretionary	13.3
Financials	13.6
Industrials	31.3

Top Ten Country Exposure - % Equities

Value	Value
Sweden	3.6
Switzerland	4.9
China	5.8
United Kingdom	5.8
Taiwan	7.7
Republic Of Korea	8.0
Canada	9.4
Australia	9.4
India	11.6
Japan	13.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective March 1, 2024, the contractual expense limitation the Investor was increased from 0.00% to 1.30% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, security lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the contractual expense limitation the Investor was increased from 0.00% to 1.30% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, security lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since October 31, 2023.
C000206041
Shareholder Report [Line Items]
Fund Name	EAM International Small Cap Fund
Class Name	Class Y
Trading Symbol	TOVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon EAM International Small Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$123	1.13%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 18.31% for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97% and the MSCI® ACWI ex USA Small Cap Index (Net) return of 23.73%.

• The Fund’s strategy of informed momentum investing struggled as investors rotated into lower momentum and weaker quality stocks in the latter part of the twelve-month period with the loosening of global monetary policy and the prospect of a soft landing among international markets.

• The Fund's holdings in the Financials, Consumer Discretionary, and Materials sectors detracted from the Fund's performance. Conversely, holdings in the Information Technology and Health Care sectors contributed to performance. The Fund’s holdings in Taiwan detracted from performance, while holdings in Korea contributed positively to performance during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	MSCI® EAFE Index (Net)	MSCI® ACWI ex USA Small Cap Index (Net)
10/2014	$100,000	$100,000	$100,000
11/2014	$101,450	$101,360	$99,580
12/2014	$99,068	$97,849	$98,343
01/2015	$101,712	$98,327	$97,982
02/2015	$107,734	$104,205	$103,329
03/2015	$107,660	$102,622	$102,210
04/2015	$111,626	$106,812	$108,317
05/2015	$113,168	$106,266	$108,922
06/2015	$110,451	$103,255	$106,521
07/2015	$112,066	$105,399	$104,491
08/2015	$105,310	$97,645	$98,662
09/2015	$100,684	$92,687	$95,845
10/2015	$107,146	$99,932	$101,526
11/2015	$107,587	$98,378	$100,800
12/2015	$106,267	$97,052	$100,903
01/2016	$99,758	$90,034	$93,165
02/2016	$98,774	$88,385	$93,481
03/2016	$106,645	$94,136	$101,592
04/2016	$109,749	$96,861	$104,433
05/2016	$109,597	$95,981	$103,745
06/2016	$107,705	$92,759	$100,703
07/2016	$112,171	$97,460	$106,307
08/2016	$112,322	$97,529	$106,052
09/2016	$113,685	$98,727	$108,670
10/2016	$109,295	$96,708	$105,809
11/2016	$107,554	$94,782	$102,667
12/2016	$109,946	$98,023	$104,846
01/2017	$115,098	$100,866	$108,864
02/2017	$115,943	$102,309	$111,732
03/2017	$119,403	$105,125	$114,048
04/2017	$123,324	$107,800	$117,469
05/2017	$126,707	$111,757	$120,656
06/2017	$125,631	$111,559	$121,162
07/2017	$130,167	$114,777	$125,443
08/2017	$129,091	$114,734	$126,802
09/2017	$133,704	$117,589	$129,526
10/2017	$135,165	$119,374	$131,944
11/2017	$134,703	$120,626	$133,909
12/2017	$136,531	$122,562	$138,026
01/2018	$143,541	$128,710	$144,811
02/2018	$136,531	$122,901	$139,114
03/2018	$135,596	$120,686	$137,537
04/2018	$135,519	$123,441	$139,128
05/2018	$132,559	$120,666	$137,720
06/2018	$129,989	$119,192	$133,966
07/2018	$131,469	$122,126	$134,900
08/2018	$128,042	$119,768	$133,587
09/2018	$127,886	$120,807	$131,939
10/2018	$117,294	$111,192	$119,106
11/2018	$116,359	$111,052	$119,402
12/2018	$109,378	$105,661	$112,906
01/2019	$117,033	$112,605	$121,748
02/2019	$120,268	$115,475	$124,302
03/2019	$121,058	$116,203	$124,491
04/2019	$126,345	$119,470	$127,244
05/2019	$118,532	$113,733	$120,678
06/2019	$124,214	$120,480	$126,003
07/2019	$122,241	$118,950	$125,161
08/2019	$118,848	$115,869	$121,554
09/2019	$120,979	$119,189	$124,507
10/2019	$123,425	$123,471	$129,546
11/2019	$125,872	$124,863	$131,721
12/2019	$130,865	$128,921	$138,218
01/2020	$125,776	$126,229	$133,903
02/2020	$115,113	$114,818	$121,588
03/2020	$100,169	$99,493	$98,127
04/2020	$106,873	$105,921	$110,054
05/2020	$112,851	$110,533	$116,726
06/2020	$116,325	$114,297	$120,530
07/2020	$121,333	$116,961	$126,558
08/2020	$127,876	$122,974	$134,882
09/2020	$129,007	$119,779	$133,174
10/2020	$125,695	$114,996	$129,643
11/2020	$140,640	$132,822	$147,582
12/2020	$147,649	$138,998	$157,903
01/2021	$146,837	$137,517	$157,625
02/2021	$151,548	$140,601	$163,328
03/2021	$154,390	$143,834	$166,638
04/2021	$159,426	$148,162	$174,291
05/2021	$163,974	$152,994	$178,330
06/2021	$162,106	$151,272	$177,224
07/2021	$162,431	$152,411	$178,646
08/2021	$163,811	$155,099	$182,773
09/2021	$157,395	$150,598	$177,216
10/2021	$158,695	$154,302	$179,987
11/2021	$152,522	$147,120	$171,076
12/2021	$158,980	$154,653	$178,309
01/2022	$149,598	$147,180	$167,178
02/2022	$144,527	$144,578	$165,014
03/2022	$141,569	$145,507	$166,693
04/2022	$131,934	$136,093	$155,933
05/2022	$135,737	$137,114	$154,496
06/2022	$121,285	$124,391	$137,442
07/2022	$126,018	$130,590	$145,383
08/2022	$118,242	$124,387	$141,570
09/2022	$107,339	$112,751	$125,941
10/2022	$113,762	$118,814	$130,034
11/2022	$128,976	$132,197	$142,461
12/2022	$126,589	$132,303	$142,699
01/2023	$137,682	$143,017	$152,972
02/2023	$135,016	$140,033	$149,064
03/2023	$137,252	$143,503	$149,401
04/2023	$135,446	$147,555	$151,601
05/2023	$134,242	$141,310	$147,398
06/2023	$142,670	$147,741	$152,461
07/2023	$148,002	$152,522	$160,204
08/2023	$144,906	$146,678	$155,738
09/2023	$137,424	$141,668	$149,877
10/2023	$131,060	$135,925	$141,497
11/2023	$141,638	$148,541	$155,189
12/2023	$146,384	$156,433	$165,044
01/2024	$144,105	$157,333	$162,212
02/2024	$155,150	$160,213	$163,837
03/2024	$159,182	$165,482	$168,524
04/2024	$153,309	$161,244	$166,071
05/2024	$160,584	$167,490	$171,451
06/2024	$160,760	$164,786	$169,633
07/2024	$160,321	$169,621	$176,093
08/2024	$162,425	$175,136	$179,337
09/2024	$162,250	$176,753	$184,728
10/2024	$155,062	$167,141	$175,075

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	18.31%	4.67%	4.48%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%
MSCI® ACWI ex USA Small Cap Index (Net)	23.73%	6.21%	5.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The MSCI® EAFE Index (Net) is replacing the MSCI® ACWI ex USA Small Cap Index (Net) as the broad-based securities market index to comply with a new regulatory requirement. The MSCI® ACWI ex USA Small Cap Index (Net) reflects the market sectors in which the Fund invests.

Material Change Date		Oct. 31, 2023
AssetsNet	$ 126,424,066
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 813,252
InvestmentCompanyPortfolioTurnover	260.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$126,424,066
# of Portfolio Holdings	137
Portfolio Turnover Rate	260%
Total Management Fees Paid	$813,252

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	94.7
Investment Companies	2.9
Common Stocks	1.5
Foreign Preferred Stocks	0.8
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

 Top Ten Holdings - % Net Assets

Hanwha Aerospace Co. Ltd.	1.1
Telix Pharmaceuticals Ltd.	1.0
Jentech Precision Industrial Co. Ltd.	1.0
HUB24 Ltd.	1.0
Lotus Bakeries NV	1.0
Yangzijiang Shipbuilding Holdings Ltd.	0.9
Van Lanschot Kempen NV	0.9
LIG Nex1 Co. Ltd.	0.9
Qifu Technology, Inc., ADR	0.9
InPost SA	0.9

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.4
Utilities	1.4
Real Estate	1.7
Energy	1.9
Consumer Staples	6.1
Materials	8.8
Health Care	9.7
Information Technology	10.8
Consumer Discretionary	13.3
Financials	13.6
Industrials	31.3

Top Ten Country Exposure - % Equities

Value	Value
Sweden	3.6
Switzerland	4.9
China	5.8
United Kingdom	5.8
Taiwan	7.7
Republic Of Korea	8.0
Canada	9.4
Australia	9.4
India	11.6
Japan	13.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective March 1, 2024, the contractual expense limitation the Y was increased from 0.00% to 1.10% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, security lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the contractual expense limitation the Y was increased from 0.00% to 1.10% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, security lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since October 31, 2023.